UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE AB POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2015

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 27.1%
Banks - 9.5%
Bank of America Corp.	852,800	$14,531,712
Citigroup, Inc.	55,200	2,979,144
Comerica, Inc.	70,970	3,307,912
Fifth Third Bancorp	55,790	1,122,495
JPMorgan Chase & Co.	184,040	11,071,846
PNC Financial Services Group, Inc. (The)	13,700	1,198,339
Wells Fargo & Co.	277,700	15,129,096

		49,340,544

Capital Markets - 0.9%
Bank of New York Mellon Corp. (The)	59,200	2,369,776
State Street Corp.	26,720	2,050,226

		4,420,002

Consumer Finance - 4.0%
Capital One Financial Corp.	125,100	10,408,320
Discover Financial Services	100,050	6,558,277
SLM Corp.	410,900	3,977,512

		20,944,109

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc.-Class B (a)	39,080	5,810,805
Voya Financial, Inc.	74,600	3,124,248

		8,935,053

Insurance - 11.0%
ACE Ltd.	9,300	1,063,362
Allstate Corp. (The)	146,800	10,004,420
American Financial Group, Inc./OH	84,140	5,081,215
American International Group, Inc.	148,400	8,132,320
AON PLC	71,200	6,585,288
Aspen Insurance Holdings Ltd.	34,700	1,534,781
Assurant, Inc.	51,826	3,502,919
Chubb Corp. (The)	24,882	2,564,090
Hanover Insurance Group, Inc. (The)	23,700	1,689,336
Lincoln National Corp.	64,400	3,646,972
PartnerRe Ltd.	56,940	6,634,080
Progressive Corp. (The)	30,700	836,268
Travelers Cos., Inc. (The)	35,680	3,726,776
Unum Group	16,670	553,777
XL Group PLC	51,050	1,813,296

		57,368,900

		141,008,608

Information Technology - 14.1%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc.	486,500	5,502,315
Cisco Systems, Inc.	207,509	5,735,549
Harris Corp.	40,784	2,922,989

		14,160,853

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. (a)	26,600	$1,554,504

IT Services - 1.9%
Booz Allen Hamilton Holding Corp.	54,590	1,485,394
Xerox Corp.	585,970	8,180,141

		9,665,535

Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	193,620	4,656,561
Intel Corp.	266,600	9,930,850
Micron Technology, Inc. (a)	70,900	2,548,855

		17,136,266

Software - 3.5%
Electronic Arts, Inc. (a)	130,500	5,732,865
Microsoft Corp.	262,300	12,540,563

		18,273,428

Technology Hardware, Storage & Peripherals - 2.4%
Hewlett-Packard Co.	324,290	12,666,768

		73,457,354

Health Care - 13.7%
Biotechnology - 1.5%
Gilead Sciences, Inc. (a)	78,167	7,841,713

Health Care Providers & Services - 5.1%
Aetna, Inc.	85,108	7,424,822
Express Scripts Holding Co. (a)	39,800	3,309,370
UnitedHealth Group, Inc.	50,500	4,980,815
WellPoint, Inc.	84,200	10,770,022

		26,485,029

Pharmaceuticals - 7.1%
Johnson & Johnson	135,400	14,657,050
Merck & Co., Inc.	101,700	6,142,680
Pfizer, Inc.	508,000	15,824,200

		36,623,930

		70,950,672

Energy - 11.5%
Energy Equipment & Services - 0.5%
Nabors Industries Ltd.	79,600	1,044,352
National Oilwell Varco, Inc.	19,786	1,326,453

		2,370,805

Oil, Gas & Consumable Fuels - 11.0%
Chesapeake Energy Corp.	37,210	753,874
Chevron Corp.	83,600	9,101,532
Exxon Mobil Corp.	203,000	18,379,620
Hess Corp.	103,790	7,569,405
Marathon Oil Corp.	36,000	1,041,120
Marathon Petroleum Corp.	19,100	1,720,719
Murphy Oil Corp.	76,300	3,694,446
Occidental Petroleum Corp.	105,010	8,376,648

Company	Shares	U.S. $ Value
SM Energy Co.	14,800	$643,060
Valero Energy Corp.	127,600	6,202,636

		57,483,060

		59,853,865

Consumer Discretionary - 10.2%
Auto Components - 1.1%
Lear Corp.	26,000	2,493,660
Magna International, Inc. (New York)-Class A	27,820	2,994,823

		5,488,483

Automobiles - 1.7%
Ford Motor Co.	570,300	8,970,819

Household Durables - 0.4%
PulteGroup, Inc.	80,844	1,748,656

Media - 2.8%
Liberty Global PLC-Series C (a)	118,600	5,920,512
Time Warner, Inc.	92,236	7,851,128
Twenty-First Century Fox, Inc.-Class A	25,245	929,016

		14,700,656

Multiline Retail - 1.4%
Dillard’s, Inc.-Class A	22,000	2,593,360
Dollar General Corp. (a)	73,000	4,872,020

		7,465,380

Specialty Retail - 2.8%
Foot Locker, Inc.	94,300	5,402,447
GameStop Corp.-Class A (b)	128,800	4,869,928
Office Depot, Inc. (a)	618,700	4,101,981

		14,374,356

		52,748,350

Utilities - 7.2%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	70,800	4,074,540
Edison International	136,780	8,693,737
Westar Energy, Inc.	75,700	2,959,113

		15,727,390

Gas Utilities - 1.6%
Atmos Energy Corp.	53,000	2,846,100
UGI Corp.	152,505	5,750,964

		8,597,064

Independent Power Producers & Energy Traders - 1.7%
Calpine Corp. (a)	242,163	5,560,062
NRG Energy, Inc.	105,100	3,285,426

		8,845,488

Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	141,470	3,386,792

Company	Shares	U.S. $ Value
Public Service Enterprise Group, Inc.	26,100	$1,090,458

		4,477,250

		37,647,192

Industrials - 7.0%
Aerospace & Defense - 1.3%
General Dynamics Corp.	16,000	2,325,760
L-3 Communications Holdings, Inc.	36,463	4,543,290

		6,869,050

Airlines - 1.7%
Delta Air Lines, Inc.	189,200	8,829,964

Industrial Conglomerates - 1.4%
General Electric Co.	273,500	7,245,015

Machinery - 2.6%
Caterpillar, Inc.	49,403	4,969,942
Dover Corp.	49,800	3,834,102
ITT Corp.	91,000	3,767,400
Parker-Hannifin Corp.	6,700	864,501

		13,435,945

		36,379,974

Consumer Staples - 3.3%
Beverages - 0.1%
Molson Coors Brewing Co.-Class B	7,100	549,185

Food & Staples Retailing - 2.2%
CVS Health Corp.	65,750	6,006,920
Kroger Co. (The)	94,900	5,678,816

		11,685,736

Food Products - 0.3%
Archer-Daniels-Midland Co.	30,600	1,612,008

Household Products - 0.7%
Procter & Gamble Co. (The)	37,400	3,382,082

		17,229,011

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	287,670	10,177,765
CenturyLink, Inc.	27,700	1,129,329

		11,307,094

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC (Sponsored ADR)	129,700	4,740,535

		16,047,629

Materials - 2.0%
Chemicals - 1.8%
CF Industries Holdings, Inc.	3,200	858,080
Eastman Chemical Co.	46,011	3,815,232
LyondellBasell Industries NV-Class A	57,520	4,536,027

		9,209,339

Company	Shares	U.S. $ Value
Metals & Mining - 0.2%
Alcoa, Inc.	62,500	$1,080,625

		10,289,964

Total Common Stocks (cost $395,167,458)		515,612,619

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.08% (c) (d) (cost $9,887,868)	9,887,868	9,887,868

Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $405,055,326)		525,500,487

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AB Exchange Reserves-Class I, 0.07% (c) (d) (cost $4,894,400)	4,894,400	4,894,400

Total Investments - 102.0% (cost $409,949,726) (e)		530,394,887
Other assets less liabilities - (2.0)%		(10,320,964)

Net Assets - 100.0%		$520,073,923

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $127,654,857 and gross unrealized depreciation of investments was $(7,209,696), resulting in net unrealized appreciation of $120,445,161.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Pooling Portfolios

U.S. Value Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$515,612,619		$	– 0	–	$	– 0	–	$515,612,619
Short-Term Investments	9,887,868			– 0	–		– 0	–	9,887,868
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,894,400			– 0	–		– 0	–	4,894,400

Total Investments in Securities	530,394,887			– 0	–		– 0	–	530,394,887
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$530,394,887		$	– 0	–	$	– 0	–	$530,394,887

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.0%
Information Technology - 25.4%
Communications Equipment - 0.8%
F5 Networks, Inc. (a)	31,450	$4,063,026

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp.-Class A	118,321	6,345,555

Internet Software & Services - 7.0%
Alibaba Group Holding Ltd. (ADR) (a)	28,619	3,195,025
Facebook, Inc.-Class A (a)	125,620	9,760,674
Google, Inc.-Class A (a)	17,955	9,858,731
Google, Inc.-Class C (a)	18,255	9,891,107
LinkedIn Corp.-Class A (a)	17,060	3,860,166

		36,565,703

IT Services - 4.1%
Visa, Inc.-Class A	82,642	21,337,338

Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	128,780	4,844,704
Linear Technology Corp.	92,190	4,243,506
NXP Semiconductor NV (a)	61,892	4,815,816

		13,904,026

Software - 3.8%
ANSYS, Inc. (a)	115,830	9,674,122
Aspen Technology, Inc. (a)	83,630	3,156,196
NetSuite, Inc. (a)	36,006	3,807,634
ServiceNow, Inc. (a)	52,872	3,381,693

		20,019,645

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	262,451	31,213,298

		133,448,591

Consumer Discretionary - 16.9%
Hotels, Restaurants & Leisure - 2.3%
Starbucks Corp.	147,490	11,977,663

Internet & Catalog Retail - 2.2%
Priceline Group, Inc. (The) (a)	9,810	11,381,464

Leisure Products - 1.4%
Polaris Industries, Inc.	46,250	7,247,838

Media – 4.1%
Comcast Corp.-Class A	214,960	12,261,318
Walt Disney Co. (The)	98,146	9,079,487

		21,340,805

Specialty Retail - 4.5%
Home Depot, Inc. (The)	129,890	12,911,066
O’Reilly Automotive, Inc. (a)	33,640	6,147,373
Ulta Salon Cosmetics & Fragrance, Inc. (a)	38,540	4,874,925

		23,933,364

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc.-Class B	103,846	$10,310,869
Ralph Lauren Corp.	12,330	2,279,817

		12,590,686

		88,471,820

Health Care - 16.9%
Biotechnology - 5.6%
Biogen Idec, Inc. (a)	44,797	13,783,589
Gilead Sciences, Inc. (a)	153,420	15,391,094

		29,174,683

Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	17,975	1,022,778
Intuitive Surgical, Inc. (a)	18,850	9,759,964

		10,782,742

Health Care Providers & Services - 3.8%
McKesson Corp.	23,010	4,849,588
Premier, Inc.-Class A (a)	59,476	2,023,373
UnitedHealth Group, Inc.	131,855	13,004,859

		19,877,820

Life Sciences Tools & Services - 2.0%
Mettler-Toledo International, Inc. (a)	13,783	4,042,003
Quintiles Transnational Holdings, Inc. (a)	108,409	6,268,208

		10,310,211

Pharmaceuticals - 3.5%
Allergan, Inc./United States	85,570	18,302,567

		88,448,023

Consumer Staples - 14.1%
Beverages - 3.3%
Monster Beverage Corp. (a)	151,938	17,039,847

Food & Staples Retailing - 5.1%
Costco Wholesale Corp.	62,770	8,920,872
CVS Health Corp.	194,350	17,755,816

		26,676,688

Food Products - 2.6%
Hain Celestial Group, Inc. (The) (a)	28,830	3,264,133
Keurig Green Mountain, Inc.	26,330	3,742,546
Mead Johnson Nutrition Co.-Class A	65,280	6,778,675

		13,785,354

Personal Products - 0.8%
Estee Lauder Cos., Inc. (The)-Class A	54,770	4,060,648

Tobacco - 2.3%
Philip Morris International, Inc.	140,345	12,200,191

		73,762,728

Company	Shares	U.S. $ Value
Industrials - 9.6%
Aerospace & Defense - 2.5%
Boeing Co. (The)	66,040	$8,873,135
Precision Castparts Corp.	17,438	4,148,500

		13,021,635

Electrical Equipment - 1.6%
AMETEK, Inc.	161,111	8,210,216

Industrial Conglomerates - 2.4%
Danaher Corp.	153,669	12,840,582

Machinery - 3.1%
Pall Corp.	84,990	8,168,389
Wabtec Corp./DE	93,430	8,267,620

		16,436,009

		50,508,442

Financials - 4.2%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (a)	34,903	7,105,902
BlackRock, Inc.-Class A	22,540	8,093,663

		15,199,565

Diversified Financial Services - 1.3%
Intercontinental Exchange, Inc.	30,471	6,886,141

		22,085,706

Energy - 3.2%
Energy Equipment & Services - 3.2%
FMC Technologies, Inc. (a)	136,570	6,523,949
Schlumberger Ltd.	122,273	10,509,364

		17,033,313

Materials - 0.7%
Chemicals - 0.7%
Monsanto Co.	30,215	3,623,081

Total Common Stocks (cost $334,756,712)		477,381,704

SHORT-TERM INVESTMENTS - 8.7%
Investment Companies - 8.7%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (b) (c) (cost $45,306,541)	45,306,541	45,306,541

Total Investments - 99.7% (cost $380,063,253) (d)		522,688,245
Other assets less liabilities - 0.3%		1,692,880

Net Assets - 100.0%		$524,381,125

(a)	Non-income producing security.

(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $144,562,772 and gross unrealized depreciation of investments was $(1,937,780), resulting in net unrealized appreciation of $142,624,992.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Pooling Portfolios

U.S. Large Cap Growth Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$477,381,704		$	– 0	–	$	– 0	–	$477,381,704
Short-Term Investments	45,306,541			– 0	–		– 0	–	45,306,541

Total Investments in Securities	522,688,245			– 0	–		– 0	–	522,688,245
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$522,688,245		$	– 0	–	$	– 0	–	$522,688,245

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

AB Pooling Portfolios

Multi-Asset Real Return Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.0%
Energy - 27.1%
Coal & Consumable Fuels - 0.2%
Cameco Corp.	23,318	$433,529
China Shenhua Energy Co., Ltd.-Class H	242,070	686,122
Coal India Ltd.	24,830	142,105
CONSOL Energy, Inc.	13,504	528,412
Peabody Energy Corp. (a)	15,982	161,578

		1,951,746

Integrated Oil & Gas - 16.8%
BG Group PLC	661,699	9,293,418
BP PLC	2,070,481	13,556,489
Chevron Corp.	182,351	19,852,554
China Petroleum & Chemical Corp.-Class H	2,096,000	1,696,675
Exxon Mobil Corp.	416,600	37,718,964
Galp Energia SGPS SA	60,360	735,786
Gazprom OAO (Sponsored ADR) (a)	70,050	405,589
Hess Corp.	33,360	2,432,945
LUKOIL OAO (London) (Sponsored ADR)	66,330	3,034,597
PetroChina Co., Ltd.-Class H	1,904,000	2,038,615
Petroleo Brasileiro SA (ADR)	320,120	3,111,566
Petroleo Brasileiro SA (Sponsored ADR)	155,458	1,587,226
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	319,533	10,634,371
Royal Dutch Shell PLC-Class A	277,075	9,219,661
Royal Dutch Shell PLC-Class B	317,727	11,020,346
Total SA	349,715	19,514,879

		145,853,681

Oil & Gas Drilling - 0.1%
Nabors Industries Ltd.	47,350	621,232
Odfjell Drilling Ltd.	161,700	391,835

		1,013,067

Oil & Gas Equipment & Services - 0.5%
Aker Solutions ASA (b) (c)	178,120	1,068,906
Deep Sea Supply PLC	775,141	700,324
Halliburton Co.	24,330	1,026,726
Helix Energy Solutions Group, Inc. (c)	34,790	795,647
Petroleum Geo-Services ASA (a)	152,860	747,141

		4,338,744

Oil & Gas Exploration & Production - 7.3%
Anadarko Petroleum Corp.	65,065	5,149,894
Apache Corp.	23,250	1,490,093
Cabot Oil & Gas Corp.	24,871	821,738
Canadian Natural Resources Ltd.	175,169	5,814,968
Chesapeake Energy Corp.	31,299	634,118
CNOOC Ltd.	1,263,800	1,826,170
Concho Resources, Inc. (c)	6,578	626,555
ConocoPhillips	137,115	9,059,188
Crescent Point Energy Corp. (a)	24,221	628,666
Det Norske Oljeselskap ASA (a) (c)	221,644	1,174,088
Devon Energy Corp.	22,805	1,344,811
Encana Corp.	43,669	688,164

Company	Shares	U.S. $ Value
EOG Resources, Inc.	67,534	$5,856,548
EQT Corp.	8,893	809,085
Inpex Corp.	142,100	1,505,072
Marathon Oil Corp.	41,060	1,187,455
MEG Energy Corp. (c)	48,120	781,450
Murphy Oil Corp.	35,100	1,699,542
Noble Energy, Inc.	21,208	1,043,009
Occidental Petroleum Corp.	113,937	9,088,755
Pioneer Natural Resources Co.	8,415	1,205,280
Rosetta Resources, Inc. (c)	48,060	1,413,925
SM Energy Co.	31,610	1,373,455
Southwestern Energy Co. (c)	20,794	669,151
Whiting Petroleum Corp. (c)	14,070	587,704
Williams Cos., Inc. (The)	115,780	5,991,615
Woodside Petroleum Ltd.	46,522	1,413,785

		63,884,284

Oil & Gas Refining & Marketing - 0.3%
JX Holdings, Inc.	319,100	1,187,346
Valero Energy Corp.	27,700	1,346,497

		2,533,843

Oil & Gas Storage & Transportation - 1.9%
Enbridge, Inc.	121,110	5,560,363
Kinder Morgan, Inc./DE (a)	136,330	5,637,246
Petronet LNG Ltd.	281,000	890,089
TransCanada Corp.	98,550	4,692,652

		16,780,350

		236,355,715

Materials - 7.8%
Aluminum - 0.2%
Alcoa, Inc.	9,710	167,886
Norsk Hydro ASA	263,496	1,538,976

		1,706,862

Commodity Chemicals - 0.4%
Denki Kagaku Kogyo KK	278,000	949,388
LyondellBasell Industries NV-Class A	18,440	1,454,178
Westlake Chemical Corp.	19,360	1,231,296

		3,634,862

Construction Materials - 0.1%
West China Cement Ltd. (a)	9,218,000	937,369

Diversified Chemicals - 0.7%
Arkema SA	20,630	1,403,458
Eastman Chemical Co.	16,750	1,388,910
Huntsman Corp.	73,520	1,876,230
Mitsubishi Gas Chemical Co., Inc.	231,000	1,321,844

		5,990,442

Diversified Metals & Mining - 2.4%
Anglo American PLC	12,562	258,786
Aurubis AG	26,100	1,436,397
BHP Billiton Ltd.	97,375	2,524,923

Company	Shares	U.S. $ Value
BHP Billiton PLC	19,028	$448,255
Boliden AB	52,250	882,236
Freeport-McMoRan, Inc.	9,351	251,074
Glencore PLC (c)	981,046	4,899,910
Korea Zinc Co., Ltd.	3,420	1,316,380
MMC Norilsk Nickel OJSC (ADR) (a)	121,490	2,157,662
Rio Tinto PLC	150,457	6,993,643

		21,169,266

Fertilizers & Agricultural Chemicals - 1.2%
Monsanto Co.	39,466	4,732,368
Mosaic Co. (The)	14,746	674,924
Potash Corp. of Saskatchewan, Inc.	38,908	1,337,537
Syngenta AG	4,244	1,398,288
UPL Ltd.	319,700	1,770,414

		9,913,531

Forest Products - 0.0%
Duratex SA	13,666	44,548

Gold - 0.9%
Agnico Eagle Mines Ltd. (a)	8,380	195,521
Barrick Gold Corp. (a)	177,574	2,102,625
Franco-Nevada Corp.	5,998	300,084
Goldcorp, Inc.	171,261	3,354,828
Koza Altin Isletmeleri AS	122,250	710,379
New Gold, Inc. (c)	91,430	364,601
Newcrest Mining Ltd. (a) (c)	31,550	273,656
Newmont Mining Corp.	20,309	373,686
Real Gold Mining Ltd. (c) (d) (e)	686,500	9
Yamana Gold, Inc.	35,497	128,205

		7,803,594

Paper Products - 0.5%
International Paper Co.	19,015	1,023,387
Mondi PLC	81,290	1,387,460
Oji Holdings Corp.	37,000	129,641
Sappi Ltd. (c)	237,940	885,410
Stora Enso Oyj-Class R	25,103	222,253
UPM-Kymmene Oyj	24,143	400,440

		4,048,591

Precious Metals & Minerals - 0.1%
Fresnillo PLC (a)	9,020	99,885
Impala Platinum Holdings Ltd. (c)	22,055	160,400
Industrias Penoles SAB de CV	5,691	124,782
North American Palladium Ltd. (a) (c)	2,785,300	403,868
Silver Wheaton Corp.	14,581	287,922

		1,076,857

Specialty Chemicals - 0.2%
Johnson Matthey PLC	18,980	984,022
Koninklijke DSM NV	14,726	968,108

		1,952,130

Company	Shares	U.S. $ Value
Steel - 1.1%
ArcelorMittal (Euronext Amsterdam)	8,997	$110,170
BlueScope Steel Ltd. (c)	193,249	812,194
China Steel Corp. (Sponsored GDR) (b)	5,268	87,712
JFE Holdings, Inc.	4,400	93,734
Nippon Steel & Sumitomo Metal Corp.	67,920	174,968
Nucor Corp.	2,865	153,650
POSCO	590	161,119
Tata Steel Ltd.	175,890	1,337,635
Ternium SA (Sponsored ADR)	42,070	844,766
ThyssenKrupp AG (c)	4,064	107,349
Vale SA	11,770	106,551
Vale SA (Preference Shares)	17,090	132,800
Vale SA (Sponsored ADR) (Local Preference Shares) (a)	592,130	4,600,850
Voestalpine AG	22,190	921,521

		9,645,019

		67,923,071

Equity: Other - 7.3%
Diversified/Specialty - 6.5%
Alam Sutera Realty Tbk PT	1,502,950	69,051
Alexandria Real Estate Equities, Inc.	1,408	120,975
Armada Hoffler Properties, Inc.	2,883	27,360
Ayala Land, Inc.	1,013,782	765,968
Azrieli Group	4,569	150,646
Bakrieland Development Tbk PT (c)	3,227,600	13,224
Beni Stabili SpA SIIQ (a)	104,173	72,505
British Land Co. PLC (The)	237,021	2,839,324
Bumi Serpong Damai Tbk PT	934,000	135,536
Buzzi Unicem SpA	34,420	514,552
CA Immobilien Anlagen AG (c)	48,968	962,797
Canadian Real Estate Investment Trust	1,375	58,511
Capital Property Fund	410,705	478,394
CapitaLand Ltd. (a)	312,000	794,052
Central Pattana PCL	147,200	212,944
Cheung Kong Holdings Ltd.	51,000	935,984
Ciputra Development Tbk PT	1,318,900	141,632
City Developments Ltd.	71,000	547,482
ClubCorp Holdings, Inc.	45,954	905,753
Cofinimmo SA	7,137	832,157
Country Garden Holdings Co., Ltd.	567,000	236,601
CSR Ltd.	149,620	442,630
Digital Realty Trust, Inc.	2,695	189,378
Duke Realty Corp.	6,509	126,535
East Japan Railway Co.	5,900	441,477
Eastern & Oriental Bhd	94,050	70,909
Evergrande Real Estate Group Ltd. (a)	749,750	304,121
Fibra Uno Administracion SA de CV	566,718	1,898,903
Folkestone Education Trust	136,750	227,485
Fonciere Des Regions	4,205	401,303
Fukuoka REIT Corp.	113	209,507
Gecina SA	4,273	578,109
Globe Trade Centre SA (c)	31,727	58,065
GPT Group (The)	273,576	963,057
Gramercy Property Trust, Inc.	147,790	871,961
Great Portland Estates PLC	42,779	479,246

Company	Shares	U.S. $ Value
Grivalia Properties REIC	4,888	$51,946
Growthpoint Properties Ltd.	405,428	1,014,474
Guangzhou R&F Properties Co., Ltd.-Class H (a)	120,600	148,142
H&R Real Estate Investment Trust	5,437	108,074
Hang Lung Properties Ltd.	265,000	795,147
Hemfosa Fastigheter AB (c)	42,053	777,939
Henderson Land Development Co., Ltd.	177,850	1,188,993
Home Depot, Inc. (The)	3,100	308,140
Hufvudstaden AB-Class A	13,708	179,111
Hulic Co., Ltd.	36,350	376,228
IGB Corp. Bhd	97,900	84,224
IJM Land Bhd	53,300	53,261
IMMOFINANZ AG (c)	121,126	362,232
Kennedy Wilson Europe Real Estate PLC	51,029	842,506
Kennedy-Wilson Holdings, Inc.	34,350	892,756
Kiwi Income Property Trust	124,184	116,830
KLCCP Stapled Group	55,900	112,378
Land & Houses PCL	298,400	90,879
Land Securities Group PLC	99,031	1,834,526
Lend Lease Group	21,509	280,210
Lippo Karawaci Tbk PT	2,440,100	233,013
Longfor Properties Co., Ltd.	177,450	238,879
Mah Sing Group Bhd	102,000	70,276
Mapletree Greater China Commercial Trust (b)	228,500	172,587
Merlin Properties Socimi SA (c)	98,812	1,223,763
Mitsubishi Estate Co., Ltd.	201,000	4,528,468
Mitsui Fudosan Co., Ltd.	155,000	4,484,136
New World China Land Ltd.	324,000	200,353
Nomura Real Estate Master Fund, Inc.	188	243,709
Orix JREIT, Inc.	493	683,550
PLA Administradora Industrial S de RL de CV (c)	154,180	331,886
Pruksa Real Estate PCL	68,400	65,619
Quality Houses PCL	365,900	45,466
Redefine Properties Ltd.	430,452	392,406
Regal Entertainment Group-Class A	43,830	1,012,035
Resilient Property Income Fund Ltd.	30,304	240,549
Royal Mail PLC	68,200	444,943
SM Prime Holdings, Inc.	945,450	360,261
SOHO China Ltd.	197,000	148,444
SP Setia Bhd Group	103,150	99,109
Spirit Realty Capital, Inc.	22,116	258,978
Sponda Oyj	30,204	133,633
Sumitomo Realty & Development Co., Ltd.	87,000	3,008,582
Summarecon Agung Tbk PT	1,302,900	156,093
Sun Hung Kai Properties Ltd.	274,663	4,008,881
Sunac China Holdings Ltd.	230,400	214,045
Suntec Real Estate Investment Trust	297,000	448,991
Supalai PCL	59,600	49,009
Swiss Prime Site AG (c)	6,877	530,164
Taiheiyo Cement Corp.	52,000	162,841
Tokyu Fudosan Holdings Corp.	43,900	314,185
Top REIT, Inc.	54	212,002
Unitech Ltd. (c)	160,964	50,509
United Urban Investment Corp. (a)	312	501,917
Vornado Realty Trust	5,646	629,868
Wallenstam AB-Class B	12,468	204,002
Wharf Holdings Ltd. (The)	347,000	2,497,317
Wihlborgs Fastigheter AB	8,354	149,870

Company	Shares	U.S. $ Value
WP Carey, Inc.	1,694	$115,429

		56,561,898

Health Care - 0.8%
Chartwell Retirement Residences	46,760	492,749
HCP, Inc.	40,483	1,813,638
Health Care REIT, Inc.	6,149	452,935
LTC Properties, Inc.	24,480	1,023,019
Medical Properties Trust, Inc.	85,235	1,181,357
Omega Healthcare Investors, Inc.	2,478	94,709
Senior Housing Properties Trust	4,039	90,999
Ventas, Inc.	18,673	1,336,053

		6,485,459

Triple Net - 0.0%
Realty Income Corp. (a)	4,393	204,099

		63,251,456

Utilities - 5.0%
Electric Utilities - 1.9%
CLP Holdings Ltd.	134,000	1,164,117
Electricite de France SA	115,110	3,445,551
Endesa SA	60,900	1,176,332
Enel SpA	669,360	3,228,952
Fortum Oyj	58,420	1,465,502
Iberdrola SA	385,510	2,850,759
Korea Electric Power Corp.	29,350	1,216,603
SSE PLC	60,000	1,535,511

		16,083,327

Gas Utilities - 0.6%
Gas Natural SDG SA	68,010	1,926,555
Hong Kong & China Gas Co., Ltd.	591,000	1,397,764
Petronas Gas Bhd	132,600	890,664
Snam SpA	233,200	1,236,443

		5,451,426

Independent Power Producers & Energy Traders - 0.4%
Aboitiz Power Corp.	270,500	253,974
AES Corp./VA	32,740	454,104
Calpine Corp. (c)	18,070	414,887
China Resources Power Holdings Co., Ltd.	196,000	571,623
EDP Renovaveis SA	44,170	297,889
Electric Power Development Co., Ltd.	6,400	221,362
Enel Green Power SpA	277,500	667,407
NRG Energy, Inc.	16,490	515,478
Tractebel Energia SA	31,400	422,969

		3,819,693

Multi-Utilities - 1.9%
Centrica PLC	291,520	1,295,002
Dominion Resources, Inc./VA	29,760	2,159,088
E.ON SE	128,100	2,268,108
GDF Suez	146,570	3,612,304
National Grid PLC	196,190	2,848,727
PG&E Corp.	24,160	1,220,080
RWE AG	40,310	1,459,400

Company	Shares	U.S. $ Value
Sempra Energy	12,320	$1,376,514
United Utilities Group PLC	44,070	621,939

		16,861,162

Water Utilities - 0.2%
American Water Works Co., Inc.	9,700	514,585
Cia de Saneamento Basico do Estado de Sao Paulo	51,300	382,886
Severn Trent PLC	14,630	466,546

		1,364,017

		43,579,625

Retail - 4.1%
Regional Mall - 1.4%
BR Malls Participacoes SA	78,610	563,507
CapitaMall Trust	317,000	481,192
General Growth Properties, Inc.	44,229	1,183,568
Macerich Co. (The)	23,654	1,870,558
Multiplan Empreendimentos Imobiliarios SA	19,050	381,992
Pennsylvania Real Estate Investment Trust	47,560	1,111,477
Simon Property Group, Inc.	18,024	3,258,739
Taubman Centers, Inc.	3,443	273,684
Washington Prime Group, Inc.	62,430	1,075,669
Westfield Corp.	265,684	1,870,951

		12,071,337

Shopping Center/Other Retail - 2.7%
Aeon Mall Co., Ltd.	18,800	320,764
American Realty Capital Properties, Inc.	18,153	170,638
Atrium European Real Estate Ltd. (c)	21,206	110,273
Calloway Real Estate Investment Trust	2,074	50,512
Capital & Counties Properties PLC	90,556	532,219
CapitaMalls Malaysia Trust	134,000	55,462
Charter Hall Retail REIT	85,170	300,465
Citycon Oyj	98,907	318,120
DDR Corp.	48,681	892,322
Deutsche Euroshop AG	5,741	254,138
Federal Realty Investment Trust	1,327	176,040
Federation Centres	191,030	449,506
Hammerson PLC	137,379	1,334,256
Hyprop Investments Ltd.	61,345	539,516
IGB Real Estate Investment Trust	207,000	81,400
Iguatemi Empresa de Shopping Centers SA	7,000	69,897
Intu Properties PLC	110,936	616,922
Japan Retail Fund Investment Corp.	525	1,092,856
JB Hi-Fi Ltd.	33,720	443,875
Kimco Realty Corp.	7,997	203,524
Kite Realty Group Trust	36,080	984,262
Klepierre	35,710	1,602,055
Link REIT (The)	292,878	1,855,078
Ramco-Gershenson Properties Trust	56,354	1,008,737
Regency Centers Corp.	7,349	451,817
Retail Opportunity Investments Corp.	60,829	1,001,245
RioCan Real Estate Investment Trust	14,005	334,356
Scentre Group (c)	1,042,500	3,070,692
Unibail-Rodamco SE	18,129	4,792,046
Vastned Retail NV	16,438	772,244

Company	Shares	U.S. $ Value
Weingarten Realty Investors	6,540	$238,056

		24,123,293

		36,194,630

Residential - 3.2%
Multi-Family - 2.9%
Apartment Investment & Management Co.-Class A	2,869	106,870
Associated Estates Realty Corp.	72,560	1,626,795
AvalonBay Communities, Inc.	6,827	1,097,713
Barratt Developments PLC	67,280	482,472
Boardwalk Real Estate Investment Trust	795	45,642
BUWOG AG (a) (c)	4,745	89,537
Camden Property Trust	1,688	129,436
Canadian Apartment Properties REIT	2,231	50,571
China Overseas Land & Investment Ltd.	1,048,650	3,136,697
China Resources Land Ltd.	219,700	553,617
China Vanke Co., Ltd.-Class H (a) (c)	853,275	1,734,002
CIFI Holdings Group Co., Ltd.	2,072,000	411,151
Comforia Residential REIT, Inc.	135	276,632
Corp. GEO SAB de CV Series B (c) (d) (e)	108,590	795
Cyrela Brazil Realty SA Empreendimentos e Participacoes	32,320	156,339
Desarrolladora Homex SAB de CV (c) (d) (e)	1,300	76
Deutsche Wohnen AG	36,081	865,310
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	482,353	612,509
Equity Residential	12,686	898,676
Essex Property Trust, Inc.	1,833	371,018
Even Construtora e Incorporadora SA	110,200	248,333
GAGFAH SA (c)	85,998	1,657,205
Ichigo Real Estate Investment Corp.	215	154,892
Irish Residential Properties REIT PLC (c)	181,610	243,437
Kaisa Group Holdings Ltd. (a)	1,057,000	409,348
Kenedix Residential Investment Corp.	101	276,130
KWG Property Holding Ltd.	1,201,000	936,288
Land & Houses PCL	337,500	101,857
LEG Immobilien AG (c)	17,914	1,328,264
Meritage Homes Corp. (c)	21,820	855,780
Mid-America Apartment Communities, Inc.	16,967	1,249,789
Mirvac Group	445,972	665,019
MRV Engenharia e Participacoes SA	34,400	114,275
PDG Realty SA Empreendimentos e Participacoes (c)	156,430	67,463
PulteGroup, Inc.	22,700	491,001
Shimao Property Holdings Ltd.	157,000	374,703
Sino-Ocean Land Holdings Ltd.	464,350	277,315
Stockland	559,985	1,959,716
Sun Communities, Inc.	14,961	881,053
UDR, Inc.	4,986	153,469
Urbi Desarrollos Urbanos SAB de CV (a) (c) (d) (e)	52,560	0
Wing Tai Holdings Ltd.	367,000	483,920

		25,575,115

Self Storage - 0.2%
Extra Space Storage, Inc.	2,171	128,675
Public Storage	2,914	546,754

Company	Shares	U.S. $ Value
Safestore Holdings PLC	139,950	$535,575

		1,211,004

Single Family - 0.1%
Fortune Brands Home & Security, Inc.	19,350	869,202

		27,655,321

Transportation - 2.9%
Airport Services - 1.2%
Aeroports de Paris	20,870	2,562,767
Airports of Thailand PCL	432,600	3,662,641
Auckland International Airport Ltd.	236,420	718,928
Flughafen Zuerich AG	1,120	735,549
Fraport AG Frankfurt Airport Services Worldwide	18,840	1,149,713
Kobenhavns Lufthavne	1,600	789,769
SIA Engineering Co., Ltd. (a)	229,000	721,688

		10,341,055

Highways & Railtracks - 1.4%
Abertis Infraestructuras SA	202,850	4,339,048
Atlantia SpA	190,660	4,802,823
CCR SA	370,600	2,541,414

		11,683,285

Marine Ports & Services - 0.3%
COSCO Pacific Ltd.	440,000	595,284
International Container Terminal Services, Inc.	298,310	769,401
Kamigumi Co., Ltd.	42,000	379,654
Mitsubishi Logistics Corp. (a)	28,000	440,825
Westports Holdings Bhd	439,300	433,268
Westshore Terminals Investment Corp.	11,290	332,430

		2,950,862

		24,975,202

Office - 1.9%
Office - 1.9%
Allied Properties Real Estate Investment Trust	20,500	676,760
Ascendas India Trust	85,000	52,140
Befimmo SA (a)	2,092	160,084
Boston Properties, Inc.	8,348	1,082,235
CapitaCommercial Trust	239,000	308,572
Castellum AB	20,494	331,631
Columbia Property Trust, Inc.	35,130	885,276
Cominar Real Estate Investment Trust	2,545	41,975
Derwent London PLC	11,521	546,158
Dream Office Real Estate Investment Trust	22,421	528,614
Entra ASA (b) (c)	38,652	411,839
Fabege AB	72,730	957,010
Hongkong Land Holdings Ltd.	301,000	2,081,826
Inmobiliaria Colonial SA (c)	216,490	157,527
Investa Office Fund	103,500	310,567
Japan Excellent, Inc.	520	682,829
Japan Real Estate Investment Corp.	264	1,302,546
Kenedix Office Investment Corp.-Class A (a)	147	810,161
Kilroy Realty Corp.	6,645	456,379
Liberty Property Trust	13,681	484,034

Company	Shares	U.S. $ Value
Nippon Building Fund, Inc.	167	$842,365
Norwegian Property ASA (c)	61,260	87,322
NTT Urban Development Corp.	26,900	276,420
Parkway Properties, Inc./Md	48,268	940,261
PSP Swiss Property AG (c)	5,015	436,001
SL Green Realty Corp.	8,181	950,141
Tokyo Tatemono Co., Ltd.	48,000	383,105
Workspace Group PLC	49,940	536,683

		16,720,461

Lodging - 1.0%
Lodging - 1.0%
Ashford Hospitality Prime, Inc.	55,642	976,517
Ashford Hospitality Trust, Inc.	87,598	918,027
Ashford, Inc. (a) (c)	1,006	119,463
Chatham Lodging Trust	35,100	939,276
DiamondRock Hospitality Co.	76,230	1,138,114
FelCor Lodging Trust, Inc.	41,384	431,221
Hersha Hospitality Trust	137,050	1,015,540
Host Hotels & Resorts, Inc.	14,897	346,206
Japan Hotel REIT Investment Corp.	522	339,664
Pebblebrook Hotel Trust	4,850	209,375
Starwood Hotels & Resorts Worldwide, Inc.	11,630	918,770
Wyndham Worldwide Corp.	14,260	1,188,714

		8,540,887

Industrials - 0.9%
Industrial Warehouse Distribution - 0.7%
Ascendas Real Estate Investment Trust	243,000	435,906
Global Logistic Properties Ltd.	368,800	740,668
Granite Real Estate Investment Trust	25,620	891,576
Hansteen Holdings PLC	166,310	270,687
Japan Logistics Fund, Inc.	133	298,848
Mapletree Industrial Trust	360,000	415,495
Mapletree Logistics Trust	473,012	427,735
Mexico Real Estate Management SA de CV (c)	167,370	294,718
Prologis, Inc.	11,955	505,458
Segro PLC	92,402	565,534
STAG Industrial, Inc.	49,810	1,187,470
Warehouses De Pauw SCA	1,379	98,356

		6,132,451

Mixed Office Industrial - 0.2%
BR Properties SA	23,620	100,489
Goodman Group	320,572	1,484,466

		1,584,955

		7,717,406

Food Beverage & Tobacco - 0.6%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	49,206	2,592,172
Bunge Ltd.	17,114	1,553,438
Wilmar International Ltd.	88,000	216,575

		4,362,185

Company	Shares	U.S. $ Value
Packaged Foods & Meats - 0.1%
Tyson Foods, Inc.-Class A	22,360	$946,722

		5,308,907

Financial:Other - 0.1%
Financial:Other - 0.1%
DLF Ltd.	52,426	124,884
HFF, Inc.-Class A	23,230	800,970

		925,854

Mortgage - 0.1%
Mortgage - 0.1%
Concentradora Hipotecaria SAPI de CV (c)	248,000	443,650

Total Common Stocks (cost $568,638,131)		539,592,185

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 18.2%
United States - 18.2%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (f)	$72,155	72,628,142
0.125%, 4/15/16 (TIPS)	79,179	79,698,282
0.625%, 7/15/21 (TIPS)	5,849	6,022,260

Total Inflation-Linked Securities (cost $160,059,346)		158,348,684

	Shares
INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3%
CPN Retail Growth Leasehold Property Fund	210,050	104,913
iShares US Real Estate ETF	38,220	2,943,704

Total Investment Companies (cost $2,553,025)		3,048,617

WARRANTS - 0.2%
Equity: Other - 0.2%
Diversified/Specialty - 0.2%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (c) (cost $564,043)	454,283	1,354,315

RIGHTS - 0.0%
Materials - 0.0%
Diversified Chemicals - 0.0%
Arkema SA, expiring 12/03/14 (c) (cost $0)	20,630	60,694

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED-PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares US Real Estate ETF Expiration: Jan 2015, Exercise Price: $ 57.00 (c) (g)	1,988	$5,964
Expiration: Jan 2015, Exercise Price: $ 59.00 (c) (g)	1,028	4,626

Total Options Purchased-Puts (premiums paid $1,186,764)		10,590

	Shares
SHORT-TERM INVESTMENTS - 18.7%
Investment Companies - 18.7%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio (h) (i) (cost $162,743,719)	162,743,719	162,743,719

Total Investments Before Security Lending Collateral for Securities Loaned - 99.4% (cost $895,745,028)		865,158,804

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
Investment Companies - 2.6%
AB Exchange Reserves-Class I, 0.07% (h) (i) (cost $22,396,915)	22,396,915	22,396,915

Total Investments - 102.0% (cost $918,141,943) (j)		887,555,719
Other assets less liabilities - (2.0)% (k)		(17,216,162)

Net Assets - 100.0%		$870,339,557

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cocoa Futures	52	March 2015	$1,608,854	$1,478,360	$(130,494)
Coff Robusta Futures	23	January 2015	477,527	477,020	(507)
Coffee C Futures	21	March 2015	1,540,810	1,476,169	(64,641)
Copper London Metal Exchang Futures	14	January 2015	2,346,956	2,232,300	(114,656)
Corn Futures	174	March 2015	3,263,435	3,382,125	118,690
Cotton No. 2 Futures	85	March 2015	2,638,489	2,553,400	(85,089)
Gasoline Rbob Futures	24	December 2014	2,068,502	1,842,221	(226,281)
Gold 100 OZ Futures	116	February 2015	13,888,965	13,635,800	(253,165)
Lean Hogs Futures	60	February 2015	2,141,460	2,117,400	(24,060)
Live Cattle Futures	32	February 2015	2,120,737	2,166,080	45,343
Natural Gas Futures	28	December 2014	1,166,074	1,144,640	(21,434)
Nickel London Metal Exchange Futures	21	January 2015	1,952,102	2,048,382	96,280
NY Harb ULSD Futures	21	December 2014	2,103,713	1,906,178	(197,535)
Palladium Futures	18	March 2015	1,400,897	1,463,940	63,043
Platinum Futures	79	January 2015	5,285,627	4,784,635	(500,992)

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2014	Unrealized Appreciation/ (Depreciation)
Neckel London Metal Exchange Futures	17	March 2015	$1,673,858	$1,661,784	$(12,074)
Primary Aluminum London Metal Exchange Futures	93	January 2015	4,610,156	4,667,438	57,282
Soybean Meal Futures	81	March 2015	2,682,438	2,843,910	161,472
WTI Crude Futures	52	May 2015	4,719,646	3,489,200	(1,230,446)
WTI Crude Futures	212	November 2017	18,006,886	15,724,040	(2,282,846)
WTI Crude Futures	457	November 2018	37,645,580	34,814,260	(2,831,320)
Zinc London Metal Exchange Futures	8	January 2015	455,518	442,450	(13,068)
Sold Contracts
Brent Crude Futures	38	December 2014	2,999,445	2,665,700	333,745
Brent Crude Oil Futures	43	May 2015	4,492,383	3,127,820	1,364,563
Cattle Feeder Futures	25	January 2015	2,852,424	2,888,437	(36,013)
Gas Oil Futures (ICE)	34	December 2014	2,868,427	2,232,950	635,477
KC HRW Wheat Futures	75	March 2015	2,261,318	2,400,000	(138,682)
Lead London Metal Exchange Futures	91	January 2015	4,629,992	4,611,994	17,998
Neckel London Metal Exchange Futures	17	March 2015	1,650,322	1,661,784	(11,462)
Nickel London Metal Exchange Futures	21	January 2015	2,029,183	2,048,382	(19,199)
S&P 500 E mini Index Futures	439	December 2014	42,944,146	45,355,285	(2,411,139)
Sugar 11 Futures (World)	240	February 2015	4,488,164	4,190,592	297,572
Zinc London Metal Exchange Futures	23	January 2015	1,295,711	1,272,044	23,667

					$(7,389,971)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,985	CNY	12,276	12/15/14	$14,284
Barclays Bank PLC	USD	1,716	IDR	20,453,303	12/15/14	(46,013)
Barclays Bank PLC	USD	2,253	SGD	2,830	12/15/14	(83,081)
BNP Paribas SA	INR	204,742	USD	3,312	12/15/14	23,746
BNP Paribas SA	USD	3,050	AUD	3,482	12/15/14	(90,106)
BNP Paribas SA	USD	3,234	CHF	3,013	12/15/14	(115,559)
BNP Paribas SA	USD	23,288	CNY	143,817	12/15/14	131,571
BNP Paribas SA	JPY	618,943	USD	5,447	3/18/15	226,340
Credit Suisse International	USD	1,918	RUB	77,966	12/15/14	(359,743)
Deutsche Bank AG	EUR	18,194	USD	23,895	12/15/14	1,270,051
Deutsche Bank AG	USD	6,655	GBP	4,240	12/15/14	(32,590)
Deutsche Bank AG	USD	1,979	INR	121,140	12/15/14	(33,261)
Deutsche Bank AG	USD	592	MYR	1,893	12/15/14	(34,362)
Goldman Sachs Bank USA	BRL	11,331	USD	4,548	12/02/14	145,422
Goldman Sachs Bank USA	USD	4,426	BRL	11,331	12/02/14	(23,559)
Goldman Sachs Bank USA	AUD	8,309	USD	7,251	12/15/14	187,174
Goldman Sachs Bank USA	CAD	19,960	USD	17,690	12/15/14	240,691
Goldman Sachs Bank USA	EUR	16,754	USD	21,707	12/15/14	873,068
Goldman Sachs Bank USA	GBP	13,332	USD	21,678	12/15/14	854,534
Goldman Sachs Bank USA	JPY	2,895,579	USD	27,425	12/15/14	3,028,470
Goldman Sachs Bank USA	NOK	29,311	USD	4,624	12/15/14	448,184
Goldman Sachs Bank USA	USD	2,185	AUD	2,371	12/15/14	$(168,879)
HSBC Bank USA	USD	3,358	HKD	26,020	12/15/14	(2,537)
JPMorgan Chase Bank	GBP	2,929	USD	4,705	12/15/14	130,646
JPMorgan Chase Bank	USD	8,893	GBP	5,473	12/15/14	(345,179)
JPMorgan Chase Bank	USD	1,878	RUB	70,729	12/15/14	(464,494)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	EUR	5,637	USD	7,138	12/15/14	128,355
Royal Bank of Scotland PLC	BRL	17,549	USD	6,855	12/02/14	36,487
Royal Bank of Scotland PLC	USD	6,950	BRL	17,549	12/02/14	(131,777)
Royal Bank of Scotland PLC	AUD	9,909	USD	8,651	12/15/14	227,379
Royal Bank of Scotland PLC	USD	2,337	ZAR	25,927	12/15/14	(1,429)
Royal Bank of Scotland PLC	BRL	17,549	USD	6,773	3/03/15	128,914
Royal Bank of Scotland PLC	EUR	2,239	USD	2,800	3/18/15	13,318
Standard Chartered Bank	BRL	6,218	USD	2,467	12/02/14	51,088
Standard Chartered Bank	USD	2,429	BRL	6,218	12/02/14	(12,928)
Standard Chartered Bank	USD	3,047	CNY	18,747	12/15/14	6,050
Standard Chartered Bank	USD	902	HKD	6,991	12/15/14	(725)
State Street Bank & Trust Co.	USD	2,784	EUR	2,198	12/15/14	(50,831)
State Street Bank & Trust Co.	USD	1,878	NOK	12,194	12/15/14	(140,895)
State Street Bank & Trust Co.	USD	78	SEK	551	12/15/14	(3,717)
State Street Bank & Trust Co.	USD	2,242	ZAR	24,592	12/15/14	(26,846)
UBS AG	USD	4,095	AUD	4,713	12/15/14	(88,164)
UBS AG	USD	4,593	CAD	5,045	12/15/14	(182,803)

						$5,726,294

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments Received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$38,500	10/23/17	1.653%	CPI	#	$(255,733)
Barclays Bank PLC	32,025	6/17/24	2.514%	CPI	#	(1,444,298)
Barclays Bank PLC	18,120	10/23/24	2.239%	CPI	#	(287,549)
Citibank	1,500	3/27/18	2.450%	CPI	#	(82,964)
JPMorgan Chase Bank	112,219	10/01/16	1.918%	CPI	#	(1,781,142)
JPMorgan Chase Bank	112,450	6/06/17	2.040%	CPI	#	(2,036,678)
JPMorgan Chase Bank	34,000	6/17/24	2.513%	CPI	#	(1,528,260)
JPMorgan Chase Bank	32,025	6/17/24	2.513%	CPI	#	(1,439,485)
JPMorgan Chase Bank	4,600	7/30/24	2.596%	CPI	#	(247,009)

						$(9,103,118)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$6,040	3/30/22	2.263%	3 Month LIBOR	$(115,580)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank
Bloomberg Commodity Index 2 Months Forwards	35,034	0.11%	USD 8,836	12/15/14	$(313,377)	IS0PGX8
Goldman Sachs International
Bloomberg Commodity Index 2 Months Forwards	315,925	0.11%	79,682	12/15/14	(2,825,933)	IS0PGA5
JPMorgan Chase Bank
Bloomberg Commodity Index 2 Months Forwards	7,852	0.11%	1,980	12/15/14	(70,236)	IS0PTK6
Bloomberg Commodity Index 2 Months Forwards	42,567	0.11%	10,736	12/15/14	(380,760)	IS0QPZ6
Bloomberg Commodity Index 2 Months Forwards	152,944	0.11%	38,575	12/15/14	(1,368,076)	IS0QG19
Bloomberg Commodity Index 2 Months Forwards	633,536	0.11%	159,789	12/15/14	(5,666,946)	IS0PGE9

					$(10,625,327)

(a)	Represents entire or partial securities out on loan.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $1,741,044 or 0.2% of net assets.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	One contract relates to 100 shares.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,364,186 and gross unrealized depreciation of investments was $(52,950,410), resulting in net unrealized depreciation of $(30,586,224).
(k)	An amount of U.S. $4,844,054 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
ICE	-	Intercontinental Exchange
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

AB Pooling Portfolios

Multi-Asset Real Return Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Energy	$148,373,233		$87,982,482		$	– 0	–	$236,355,715
Materials	29,814,739		38,108,323			9		67,923,071
Equity: Other	18,071,639		45,179,817			– 0	–	63,251,456
Utilities	9,587,698		33,991,927			– 0	–	43,579,625
Retail	16,005,851		20,188,779			– 0	–	36,194,630
Residential	12,601,868		15,052,582			871^		27,655,321
Transportation	3,595,532		21,379,670			– 0	–	24,975,202
Office	7,241,603		9,478,858			– 0	–	16,720,461
Lodging	8,201,223		339,664			– 0	–	8,540,887
Industrials	3,348,754		4,368,652			– 0	–	7,717,406
Food Beverage & Tobacco	5,092,332		216,575			– 0	–	5,308,907
Financial:Other	800,970		124,884			– 0	–	925,854
Mortgage	– 0	–	443,650			– 0	–	443,650
Inflation - Linked Securities	– 0	–	158,348,684			– 0	–	158,348,684
Investment Companies	3,048,617		– 0	–		– 0	–	3,048,617
Warrants	– 0	–	1,354,315			– 0	–	1,354,315
Rights	60,694		– 0	–		– 0	–	60,694
Options Purchased - Puts	– 0	–	10,590			– 0	–	10,590
Short-Term Investments	162,743,719		– 0	–		– 0	–	162,743,719
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	22,396,915		– 0	–		– 0	–	22,396,915

Total Investments in Securities	450,985,387		436,569,452+			880		887,555,719
Other Financial Instruments* :
Assets:
Futures	3,215,132		– 0	–		– 0	–	3,215,132
Forward Currency Exchange Contracts	– 0	–	8,165,772			– 0	–	8,165,772
Liabilities:
Futures	(10,605,103)		– 0	–		– 0	–	(10,605,103)
Forward Currency Exchange Contracts	– 0	–	(2,493,478)			– 0	–	(2,493,478)
Inflation (CPI) Swaps	– 0	–	(9,103,118)			– 0	–	(9,103,118)
Interest Rate Swaps	– 0	–	(115,580)			– 0	–	(115,580)
Total Return Swaps	– 0	–	(10,625,328)			– 0	–	(10,625,328)

Total (a)#	$443,595,416		$422,397,720			$880		$865,994,016

^	The Portfolio held securities with zero market value at period end.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)	An amount of $9,872,755 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
#	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 8/31/14	$1,086		$1,086
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(206)		(206)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/14	$880		$880

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/14	$(207)		$(207)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

International Value Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 23.4%
Banks - 16.1%
Bank Hapoalim BM	417,390	$2,084,698
Bank Mandiri Persero Tbk PT (ADR)	197,290	1,692,748
Bank of Baroda	136,640	2,392,836
Bank of Montreal	29,660	2,175,153
Bank of Nova Scotia (The)	35,190	2,169,563
Bank of Queensland Ltd.	78,503	821,124
Danske Bank A/S	224,160	6,362,578
HSBC Holdings PLC	758,220	7,544,829
ICICI Bank Ltd.	97,500	2,745,930
ING Groep NV (a)	313,820	4,587,868
Intesa Sanpaolo SpA	1,139,300	3,506,495
Itausa-Investimentos Itau SA (Preference Shares)	514,700	2,095,756
Kasikornbank PCL (NVDR)	425,300	3,199,722
Mitsubishi UFJ Financial Group, Inc.	835,200	4,810,193
Shinhan Financial Group Co., Ltd.	53,950	2,412,545
Societe Generale SA	130,940	6,498,636
Sumitomo Mitsui Financial Group, Inc.	90,800	3,409,095
Toronto-Dominion Bank (The)	77,410	3,900,625
UniCredit SpA	1,080,280	7,979,057

		70,389,451

Diversified Financial Services - 2.3%
Friends Life Group Ltd.	432,390	2,490,967
ORIX Corp.	562,200	7,430,712

		9,921,679

Insurance - 3.4%
AIA Group Ltd.	675,000	3,891,882
Aviva PLC	118,246	940,445
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37,800	7,778,460
Suncorp Group Ltd.	168,962	2,059,335

		14,670,122

Real Estate Management & Development - 1.1%
China Overseas Land & Investment Ltd.	598,000	1,788,723
Lend Lease Group	227,374	2,962,126

		4,750,849

Thrifts & Mortgage Finance - 0.5%
LIC Housing Finance Ltd.	323,207	2,203,946

		101,936,047

Consumer Discretionary - 15.7%
Auto Components - 6.3%
Aisin Seiki Co., Ltd.	92,100	3,293,211
Bridgestone Corp.	88,200	3,032,943
Cie Generale des Etablissements Michelin-Class B	56,485	5,193,293
GKN PLC	502,980	2,707,789
Plastic Omnium SA	79,652	2,080,685
Sumitomo Electric Industries Ltd.	376,600	4,901,406

Company	Shares	U.S. $ Value
Valeo SA	51,460	$6,331,195

		27,540,522

Automobiles - 4.6%
Great Wall Motor Co., Ltd.-Class H	857,500	4,333,938
Honda Motor Co., Ltd.	239,900	7,254,096
Hyundai Motor Co.	12,460	2,001,770
Tata Motors Ltd.	418,800	3,565,825
Volkswagen AG (Preference Shares)	12,700	2,925,305

		20,080,934

Media - 2.2%
Liberty Global PLC-Class A (a)	12,989	675,298
Liberty Global PLC-Series C (a)	161,475	8,060,832
Smiles SA	39,000	712,176

		9,448,306

Specialty Retail - 2.2%
Kingfisher PLC	457,510	2,232,108
Mr. Price Group Ltd.	93,880	2,000,416
Shimamura Co., Ltd.	23,900	1,999,007
Yamada Denki Co., Ltd. (b)	979,200	3,222,096

		9,453,627

Textiles, Apparel & Luxury Goods - 0.4%
Kering	8,840	1,825,651

		68,349,040

Industrials - 12.2%
Aerospace & Defense - 3.4%
Airbus Group NV	150,588	9,173,322
MTU Aero Engines AG	12,090	1,077,179
Safran SA (b)	71,689	4,636,437

		14,886,938

Air Freight & Logistics - 0.7%
Royal Mail PLC	498,280	3,250,823

Airlines - 1.6%
International Consolidated Airlines Group SA (a)	557,580	3,975,066
Qantas Airways Ltd. (a)	1,926,178	3,142,662

		7,117,728

Industrial Conglomerates - 2.0%
Bidvest Group Ltd. (The)	95,770	2,528,907
Hutchison Whampoa Ltd.	121,000	1,515,332
Toshiba Corp. (b)	1,021,000	4,542,919

		8,587,158

Machinery - 1.1%
JTEKT Corp.	276,100	4,581,329

Marine - 1.4%
AP Moeller-Maersk A/S-Class B	937	1,954,383

Company	Shares	U.S. $ Value
Nippon Yusen KK	1,432,000	$4,042,486

		5,996,869

Road & Rail - 1.4%
Canadian National Railway Co.	26,450	1,878,910
Central Japan Railway Co.	27,800	4,037,865

		5,916,775

Trading Companies & Distributors - 0.6%
Mitsubishi Corp.	148,800	2,812,050

		53,149,670

Telecommunication Services - 9.9%
Diversified Telecommunication Services - 6.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,017,409	1,800,251
Nippon Telegraph & Telephone Corp.	140,700	7,523,801
Orange SA	490,570	8,645,029
Telecom Italia SpA (savings shares)	5,150,911	4,563,223
Vivendi SA (a)	181,337	4,611,502

		27,143,806

Wireless Telecommunication Services - 3.7%
China Mobile Ltd.	371,000	4,577,281
Rogers Communications, Inc.-Class B (b)	39,100	1,565,026
Turkcell Iletisim Hizmetleri AS (a)	424,310	2,689,254
Vodafone Group PLC	1,921,162	7,032,052

		15,863,613

		43,007,419

Health Care - 8.4%
Biotechnology - 2.0%
Actelion Ltd. (REG) (a)	71,720	8,503,945

Health Care Providers & Services - 0.4%
Catamaran Corp. (a)	38,420	1,940,991

Pharmaceuticals - 6.0%
Astellas Pharma, Inc.	358,700	5,161,214
GlaxoSmithKline PLC	455,210	10,560,528
Roche Holding AG	34,940	10,455,458

		26,177,200

		36,622,136

Energy - 8.3%
Energy Equipment & Services - 0.3%
Aker Solutions ASA (a) (c)	218,407	1,310,669

Oil, Gas & Consumable Fuels - 8.0%
BG Group PLC	429,650	6,034,340
Canadian Natural Resources Ltd.	71,310	2,367,230
China Petroleum & Chemical Corp.-Class H	2,766,200	2,239,190
JX Holdings, Inc.	1,602,600	5,963,151
LUKOIL OAO (London) (Sponsored ADR)	41,610	1,903,658
Petroleo Brasileiro SA (Sponsored ADR)	324,800	3,316,208
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	131,552	4,378,179

Company	Shares	U.S. $ Value
Suncor Energy, Inc. (Toronto)	59,260	$1,871,341
Total SA	119,820	6,686,224

		34,759,521

		36,070,190

Information Technology - 7.4%
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Semiconductor Engineering, Inc.	2,646,000	3,209,327
Novatek Microelectronics Corp.	654,000	3,690,462
Samsung Electronics Co., Ltd.	6,740	7,808,805
Sumco Corp. (b)	266,600	3,412,998
Tokyo Electron Ltd.	38,000	2,648,294

		20,769,886

Technology Hardware, Storage & Peripherals - 2.6%
Asustek Computer, Inc.	329,000	3,583,669
Casetek Holdings Ltd.	496,000	3,061,623
Catcher Technology Co., Ltd.	553,000	4,671,549

		11,316,841

		32,086,727

Materials - 7.0%
Chemicals - 4.3%
Arkema SA (b)	47,813	3,252,716
BASF SE	13,640	1,236,141
Denki Kagaku Kogyo KK	617,000	2,107,094
JSR Corp.	318,300	5,692,507
Koninklijke DSM NV	64,989	4,272,468
Mitsubishi Gas Chemical Co., Inc.	435,000	2,489,187

		19,050,113

Metals & Mining - 2.0%
Barrick Gold Corp. (b)	156,740	1,855,933
Dowa Holdings Co., Ltd.	168,000	1,390,632
Rio Tinto PLC	70,950	3,297,946
Tata Steel Ltd.	276,500	2,102,768

		8,647,279

Paper & Forest Products - 0.7%
Mondi PLC	173,984	2,969,564

		30,666,956

Consumer Staples - 3.0%
Beverages - 0.4%
Asahi Group Holdings Ltd.	51,200	1,595,878

Food & Staples Retailing - 1.5%
Koninklijke Ahold NV	370,808	6,545,310

Tobacco - 1.1%
Imperial Tobacco Group PLC	109,950	5,075,583

		13,216,771

Utilities - 2.2%
Electric Utilities - 1.8%
EDP - Energias de Portugal SA	526,040	2,157,895

Company	Shares	U.S. $ Value
Electricite de France SA	104,660	$3,132,754
Enel SpA	547,768	2,642,400

		7,933,049

Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	252,500	1,884,577

		9,817,626

Total Common Stocks (cost $401,549,014)		424,922,582

RIGHTS - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arkema SA, expiring 12/03/14 (a) (cost $0)	47,813	140,666

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.08% (d) (e) (cost $5,468,060)	5,468,060	5,468,060

Total Investments Before Security Lending Collateral for Securities Loaned - 98.7% (cost $407,017,074)		430,531,308

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
Investment Companies - 3.1%
AB Exchange Reserves-Class I, 0.07% (d) (e) (cost $13,496,244)	13,496,244	13,496,244

Total Investments - 101.8% (cost $420,513,318) (f)		444,027,552
Other assets less liabilities - (1.8)% (g)		(8,009,979)

Net Assets - 100.0%		$436,017,573

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	66	December 2014	$2,621,511	$2,662,276	$40,765

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	4,349	SEK	32,162	2/18/15	$(34,545)
BNP Paribas SA	GBP	8,044	USD	12,953	2/18/15	$395,372
BNP Paribas SA	USD	10,390	AUD	12,073	2/18/15	(174,243)
Citibank	GBP	4,424	USD	6,945	2/18/15	38,871
Citibank	USD	4,628	SEK	34,177	2/18/15	(43,129)
Credit Suisse International	JPY	149,830	USD	1,275	2/18/15	11,245
Credit Suisse International	USD	13,872	CAD	15,638	2/18/15	(221,682)
Goldman Sachs Bank USA	JPY	2,730,708	USD	23,920	2/18/15	894,786
Goldman Sachs Bank USA	USD	4,132	AUD	4,732	2/18/15	(127,619)
HSBC Bank USA	JPY	3,000,684	USD	26,188	2/18/15	886,969
Morgan Stanley & Co., Inc.	USD	5,516	EUR	4,398	2/18/15	(44,363)
Royal Bank of Scotland PLC	EUR	6,411	USD	8,058	2/18/15	81,946
Royal Bank of Scotland PLC	JPY	480,083	USD	4,225	2/18/15	177,460
Royal Bank of Scotland PLC	USD	9,008	CHF	8,635	2/18/15	(63,029)
Royal Bank of Scotland PLC	USD	10,461	NZD	13,689	2/18/15	196,400
State Street Bank & Trust Co.	EUR	16,495	USD	20,480	2/18/15	(41,696)
State Street Bank & Trust Co.	NOK	7,260	USD	1,069	2/18/15	37,069

						$1,969,812

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the market value of this security amounted to $1,310,669 or 0.3% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,221,275 and gross unrealized depreciation of investments was $(20,707,041), resulting in net unrealized appreciation of $23,514,234.
(g)	An amount of U.S.$246,410 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN*

November 30, 2014 (unaudited)

22.6%	Japan
14.8%	United Kingdom
14.5%	France
4.6%	Netherlands
4.6%	Canada
4.4%	Switzerland
4.4%	Italy
4.2%	Taiwan
3.0%	Germany
3.0%	India
3.0%	China
2.8%	South Korea
2.1%	Australia
1.9%	Denmark
8.8%	Other
1.3%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2014. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Brazil, Hong Kong, Indonesia, Israel, Norway, Portugal, Russia, South Africa, Thailand and Turkey.

AB Pooling Portfolios

International Value Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Financials	$12,033,845		$89,902,202		$	– 0	–	$101,936,047
Consumer Discretionary	9,448,306		58,900,734			– 0	–	68,349,040
Industrials	1,878,910		51,270,760			– 0	–	53,149,670
Telecommunication Services	1,565,026		41,442,393			– 0	–	43,007,419
Health Care	1,940,991		34,681,145			– 0	–	36,622,136
Energy	10,769,106		25,301,084			– 0	–	36,070,190
Information Technology	– 0	–	32,086,727			– 0	–	32,086,727
Materials	1,855,933		28,811,023			– 0	–	30,666,956
Consumer Staples	– 0	–	13,216,771			– 0	–	13,216,771
Utilities	1,884,577		7,933,049			– 0	–	9,817,626
Rights	140,666		– 0	–		– 0	–	140,666
Short-Term Investments	5,468,060		– 0	–		– 0	–	5,468,060
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,496,244		– 0	–		– 0	–	13,496,244

Total Investments in Securities	60,481,664		383,545,888+			– 0	–	444,027,552
Other Financial Instruments* :
Assets:
Futures	– 0	–	40,765			– 0	–	40,765
Forward Currency Exchange Contracts	– 0	–	2,720,118			– 0	–	2,720,118
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(750,306)			– 0	–	(750,306)

Total^	$60,481,664		$385,556,465		$	– 0	–	$446,038,129

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Financials - 27.8%
Banks - 1.6%
Axis Bank Ltd.	342,760	$2,655,799
HDFC Bank Ltd.	273,060	4,192,137

		6,847,936

Capital Markets - 6.1%
Daiwa Securities Group, Inc.	1,533,000	12,340,790
Partners Group Holding AG	4,050	1,162,461
UBS Group AG (a)	718,153	12,895,167

		26,398,418

Consumer Finance - 2.0%
Muthoot Finance Ltd.	878,249	2,775,355
Shriram Transport Finance Co., Ltd.	329,210	5,745,667

		8,521,022

Diversified Financial Services - 0.9%
Cerved Information Solutions SpA (a)	696,178	3,672,094

Insurance - 9.3%
Admiral Group PLC	414,751	8,023,997
AIA Group Ltd.	2,145,200	12,368,687
BB Seguridade Participacoes SA	575,700	7,508,839
Lancashire Holdings Ltd.	24,231	204,384
Prudential PLC	502,060	12,117,848

		40,223,755

Real Estate Management & Development - 5.3%
Ayala Land, Inc.	4,454,200	3,365,389
Daito Trust Construction Co., Ltd.	75,400	8,535,919
Global Logistic Properties Ltd. (b)	4,979,000	9,999,416
Mitsubishi Estate Co., Ltd.	23,000	518,183
Mitsui Fudosan Co., Ltd.	18,000	520,738

		22,939,645

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp. Ltd.	600,660	11,174,124

		119,776,994

Consumer Discretionary - 25.7%
Automobiles - 3.0%
Tata Motors Ltd.-Class A	134,960	734,182
Toyota Motor Corp.	197,400	12,136,052

		12,870,234

Diversified Consumer Services - 3.8%
Estacio Participacoes SA	690,600	7,483,423
Kroton Educacional SA	1,273,200	8,869,561

		16,352,984

Hotels, Restaurants & Leisure - 5.7%
Ajisen China Holdings Ltd.	2,269,800	1,640,958
Galaxy Entertainment Group Ltd.	545,000	3,731,383
Melco International Development Ltd. (b)	2,570,000	6,086,424

Company	Shares	U.S. $ Value
Merlin Entertainments PLC (c)	453,408	$2,677,189
Sands China Ltd.	647,600	3,869,349
Sodexo SA	45,716	4,611,183
Yum! Brands, Inc.	27,670	2,137,508

		24,753,994

Internet & Catalog Retail - 1.8%
Just Eat PLC (a) (b)	560,085	3,061,109
Vipshop Holdings Ltd. (ADR) (a) (b)	208,000	4,754,880

		7,815,989

Media - 3.9%
CTS Eventim AG & Co. KGaA	65,670	2,029,994
Naspers Ltd.-Class N	114,310	14,794,257

		16,824,251

Multiline Retail - 1.1%
B&M European Value Retail SA (a)	938,797	3,921,892
Matahari Department Store Tbk PT	766,500	942,302

		4,864,194

Specialty Retail - 1.9%
L’Occitane International SA (b)	563,000	1,441,756
Sports Direct International PLC (a)	647,401	6,667,245

		8,109,001

Textiles, Apparel & Luxury Goods - 4.5%
Cie Financiere Richemont SA	96,494	9,063,792
Eclat Textile Co., Ltd.	264,800	2,637,358
Global Brands Group Holding Ltd. (a)	5,628,000	1,255,464
Hugo Boss AG	28,635	3,764,173
Samsonite International SA	635,900	2,116,522
Titan Co., Ltd.	97,310	581,880

		19,419,189

		111,009,836

Industrials - 16.7%
Aerospace & Defense - 0.1%
Zodiac Aerospace	16,890	559,931

Commercial Services & Supplies - 4.5%
Babcock International Group PLC	620,355	10,990,240
Edenred	288,035	8,301,952

		19,292,192

Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	32,350	851,878

Electrical Equipment - 0.4%
Amara Raja Batteries Ltd.	134,800	1,618,597

Industrial Conglomerates - 0.2%
Alliance Global Group, Inc.	1,549,200	854,283

Professional Services - 9.7%
51job, Inc. (ADR) (a) (b)	25,336	931,098

Company	Shares	U.S. $ Value
Applus Services SA (a) (b)	250,591	$3,063,474
Bureau Veritas SA	393,318	9,374,660
Capita PLC	921,380	15,381,387
Intertek Group PLC	330,099	12,026,789
Teleperformance	15,880	1,108,737

		41,886,145

Road & Rail - 0.4%
Globaltrans Investment PLC (Sponsored GDR) (c)	247,041	1,729,287

Trading Companies & Distributors - 1.2%
Brenntag AG	39,410	2,169,655
Bunzl PLC	116,720	3,251,381

		5,421,036

		72,213,349

Consumer Staples - 9.7%
Food & Staples Retailing - 2.5%
Lenta Ltd. (GDR) (a) (c)	433,971	3,393,653
Magnit PJSC (Sponsored GDR) (c)	42,200	2,441,270
Olam International Ltd.	2,358,370	3,906,053
Tsuruha Holdings, Inc.	19,100	1,076,687

		10,817,663

Tobacco - 7.2%
British American Tobacco PLC	262,169	15,501,297
Japan Tobacco, Inc.	477,800	15,316,184

		30,817,481

		41,635,144

Information Technology - 6.6%
Internet Software & Services - 4.8%
Alibaba Group Holding Ltd. (ADR) (a)	23,908	2,669,089
Baidu, Inc. (Sponsored ADR) (a)	50,813	12,454,774
Telecity Group PLC (b)	456,177	5,777,582

		20,901,445

IT Services - 0.9%
HCL Technologies Ltd.	51,930	1,394,421
Tata Consultancy Services Ltd.	56,120	2,389,859

		3,784,280

Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	614,000	2,825,259

Software - 0.2%
Dassault Systemes	16,240	1,060,681

		28,571,665

Health Care - 4.8%
Life Sciences Tools & Services - 2.3%
Eurofins Scientific SE	40,679	9,872,166

Pharmaceuticals - 2.5%
Lupin Ltd.	13,268	316,043

Company	Shares	U.S. $ Value
Novo Nordisk A/S-Class B	92,871	$4,227,131
Sun Pharmaceutical Industries Ltd.	464,587	6,276,870

		10,820,044

		20,692,210

Materials - 3.7%
Chemicals - 3.5%
Chr Hansen Holding A/S (b)	75,350	3,185,519
Essentra PLC	937,678	11,039,075
IMCD Group NV (a)	30,877	895,924

		15,120,518

Construction Materials - 0.2%
Grasim Industries Ltd. (GDR) (c)	11,504	657,223

		15,777,741

Telecommunication Services - 3.2%
Wireless Telecommunication Services - 3.2%
SoftBank Corp.	166,100	11,065,541
Tower Bersama Infrastructure Tbk PT	3,402,500	2,628,923

		13,694,464

Utilities - 0.5%
Independent Power Producers & Energy Traders - 0.5%
APR Energy PLC	455,201	2,149,325

Total Common Stocks (cost $379,579,526)		425,520,728

WARRANTS - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (a) (cost $469,279)	301,974	555,540

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.08% (d) (e) (cost $1,708,194)	1,708,194	1,708,194

Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $381,756,999)		427,784,462

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
Investment Companies - 3.9%
AB Exchange Reserves-Class I, 0.07% (d) (e) (cost $16,942,694)	16,942,694	16,942,694

Total Investments - 103.2% (cost $398,699,693) (f)		444,727,156
Other assets less liabilities - (3.2)%		(13,640,680)

Net Assets - 100.0%		$431,086,476

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	9,637	SEK	68,251	12/15/14	$(484,005)
Barclays Bank PLC	CAD	1,094	USD	979	12/15/14	23,071
Barclays Bank PLC	CHF	8,007	USD	8,429	12/15/14	141,323
Barclays Bank PLC	SEK	34,909	USD	4,818	12/15/14	136,022
Barclays Bank PLC	USD	7,731	EUR	6,086	12/15/14	(162,898)
Barclays Bank PLC	USD	11,424	GBP	7,028	12/15/14	(446,730)
Barclays Bank PLC	USD	11,135	SGD	13,988	12/15/14	(410,651)
BNP Paribas SA	USD	2,826	AUD	3,060	12/15/14	(224,346)
BNP Paribas SA	JPY	842,543	USD	7,289	3/18/15	183,325
BNP Paribas SA	USD	1,103	AUD	1,296	3/18/15	(8,277)
Citibank	AUD	1,659	USD	1,441	12/15/14	30,429
Citibank	EUR	6,086	USD	8,111	12/15/14	542,664
Citibank	SEK	33,342	USD	4,492	12/15/14	20,263
Citibank	USD	2,763	JPY	301,941	12/15/14	(218,686)
Goldman Sachs Bank USA	GBP	19,069	USD	30,752	12/15/14	968,693
Goldman Sachs Bank USA	JPY	1,282,071	USD	12,143	12/15/14	1,340,911
Goldman Sachs Bank USA	USD	2,817	NOK	17,853	12/15/14	(272,984)
JPMorgan Chase Bank	GBP	5,793	USD	9,168	3/18/15	126,782
Royal Bank of Scotland PLC	GBP	6,330	USD	10,263	12/15/14	376,378
Standard Chartered Bank	HKD	149,577	USD	19,302	12/15/14	15,508
Standard Chartered Bank	USD	729	SGD	943	3/18/15	(6,314)
State Street Bank & Trust Co.	USD	15,285	CHF	14,234	12/15/14	(551,205)
State Street Bank & Trust Co.	JPY	1,349,165	USD	11,785	3/18/15	405,857
UBS AG	USD	31,711	CAD	34,829	12/15/14	(1,262,008)
UBS AG	USD	2,000	CAD	2,293	3/18/15	127

						$263,249

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $10,898,622 or 2.5% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,237,066 and gross unrealized depreciation of investments was $(19,209,603), resulting in net unrealized appreciation of $46,027,463.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN*

November 30, 2014 (unaudited)

25.4%	United Kingdom
14.4%	Japan
9.7%	India
8.1%	France
6.4%	Hong Kong
5.6%	Brazil
5.4%	Switzerland
5.2%	China
3.5%	South Africa
3.2%	Singapore
1.9%	Germany
1.7%	Denmark
1.4%	Russia
1.3%	Taiwan
6.4%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2014. The Portfolio’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Cyprus, Indonesia, Italy, Luxembourg, Netherlands, Philippines, Spain, Sri Lanka and United States.

AB Pooling Portfolios

International Growth Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Financials	$23,383,745		$96,393,249		$	– 0	–	$119,776,994
Consumer Discretionary	29,003,701		82,006,135			– 0	–	111,009,836
Industrials	3,769,122		68,444,227			– 0	–	72,213,349
Consumer Staples	9,740,976		31,894,168			– 0	–	41,635,144
Information Technology	17,513,722		11,057,943			– 0	–	28,571,665
Health Care	– 0	–	20,692,210			– 0	–	20,692,210
Materials	1,553,147		14,224,594			– 0	–	15,777,741
Telecommunication Services	– 0	–	13,694,464			– 0	–	13,694,464
Utilities	– 0	–	2,149,325			– 0	–	2,149,325
Warrants	– 0	–	555,540			– 0	–	555,540
Short-Term Investments	1,708,194		– 0	–		– 0	–	1,708,194
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	16,942,694		– 0	–		– 0	–	16,942,694

Total Investments in Securities	103,615,301		341,111,855	+		– 0	–	444,727,156
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	4,311,353			– 0	–	4,311,353
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,048,104)			– 0	–	(4,048,104)

Total (a) (b)	$103,615,301		$341,375,104		$	– 0	–	$444,990,405

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $ 19,987,095 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(b)	An amount of $ 13,132,741was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 29.8%
Banks - 9.4%
Associated Banc-Corp	159,200	$2,942,016
Comerica, Inc.	92,570	4,314,688
First Niagara Financial Group, Inc.	272,038	2,222,550
Huntington Bancshares, Inc./OH	407,480	4,119,623
Popular, Inc. (a)	118,737	3,875,576
Susquehanna Bancshares, Inc.	300,053	3,951,698
Synovus Financial Corp.	94,990	2,454,542
Webster Financial Corp.	79,100	2,489,277
Zions Bancorporation	127,860	3,587,751

		29,957,721

Capital Markets - 1.0%
E*TRADE Financial Corp. (a)	138,860	3,167,396

Consumer Finance - 1.2%
SLM Corp. (a)	397,600	3,848,768

Insurance - 9.9%
American Financial Group, Inc./OH	75,530	4,561,257
Aspen Insurance Holdings Ltd.	98,410	4,352,674
Assurant, Inc.	34,980	2,364,298
CNO Financial Group, Inc.	249,060	4,318,700
Hanover Insurance Group, Inc. (The)	60,880	4,339,527
PartnerRe Ltd.	40,290	4,694,188
Unum Group	94,550	3,140,951
Validus Holdings Ltd.	89,390	3,709,685

		31,481,280

Real Estate Investment Trusts (REITs) - 7.4%
DDR Corp.	162,170	2,972,576
DiamondRock Hospitality Co.	282,900	4,223,697
LTC Properties, Inc.	95,930	4,008,915
Medical Properties Trust, Inc.	256,100	3,549,546
Mid-America Apartment Communities, Inc.	37,060	2,729,840
Parkway Properties, Inc./Md	163,400	3,183,032
STAG Industrial, Inc.	115,360	2,750,182

		23,417,788

Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd. (a)	116,760	2,942,352

		94,815,305

Information Technology - 21.6%
Communications Equipment - 2.6%
Brocade Communications Systems, Inc.	269,110	3,043,634
Finisar Corp. (a)	100,200	1,708,410
Harris Corp.	49,700	3,561,999

		8,314,043

Electronic Equipment, Instruments & Components - 8.4%
Anixter International, Inc. (a)	25,630	2,227,247
Arrow Electronics, Inc. (a)	76,110	4,447,868
Avnet, Inc.	97,330	4,262,081
CDW Corp./DE	104,080	3,651,126

Company	Shares	U.S. $ Value
Insight Enterprises, Inc. (a)	130,353	$3,054,171
Jabil Circuit, Inc.	163,460	3,391,795
TTM Technologies, Inc. (a)	267,038	1,805,177
Vishay Intertechnology, Inc.	296,390	4,110,929

		26,950,394

IT Services - 4.1%
Amdocs Ltd.	76,400	3,724,118
Booz Allen Hamilton Holding Corp.	154,880	4,214,285
Convergys Corp.	90,371	1,884,235
Genpact Ltd. (a)	175,570	3,163,772

		12,986,410

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a) (b)	445,820	1,243,838
Entegris, Inc. (a)	166,535	2,243,226
Lam Research Corp.	53,010	4,380,746
Teradyne, Inc.	174,970	3,473,155

		11,340,965

Software - 1.6%
Electronic Arts, Inc. (a)	116,490	5,117,406

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	139,820	4,145,663

		68,854,881

Consumer Discretionary - 19.3%
Auto Components - 4.5%
Dana Holding Corp.	157,170	3,332,004
Lear Corp.	41,080	3,939,983
Tenneco, Inc. (a)	76,600	4,163,210
TRW Automotive Holdings Corp. (a)	27,060	2,798,004

		14,233,201

Automobiles - 1.0%
Thor Industries, Inc.	55,300	3,249,428

Hotels, Restaurants & Leisure - 1.5%
Bloomin’ Brands, Inc. (a)	215,850	4,914,904

Household Durables - 3.3%
Helen of Troy Ltd. (a)	49,100	3,174,806
Meritage Homes Corp. (a)	102,840	4,033,385
PulteGroup, Inc.	151,190	3,270,239

		10,478,430

Multiline Retail - 2.5%
Big Lots, Inc.	91,360	4,641,088
Dillard’s, Inc.-Class A	28,010	3,301,819

		7,942,907

Specialty Retail - 5.8%
Brown Shoe Co., Inc.	115,313	3,777,654
Children’s Place, Inc. (The)	70,300	3,941,018

Company	Shares	U.S. $ Value
GameStop Corp.-Class A (b)	79,430	$3,003,248
Office Depot, Inc. (a)	773,950	5,131,289
Pier 1 Imports, Inc.	181,400	2,503,320

		18,356,529

Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	176,180	2,339,670

		61,515,069

Industrials - 11.8%
Aerospace & Defense - 1.5%
Spirit Aerosystems Holdings, Inc.-Class A (a)	110,210	4,751,153

Construction & Engineering - 3.7%
AECOM Technology Corp. (a)	169,034	5,410,778
Granite Construction, Inc.	74,750	2,679,788
Tutor Perini Corp. (a)	149,220	3,767,805

		11,858,371

Electrical Equipment - 1.5%
General Cable Corp.	109,160	1,502,042
Regal-Beloit Corp.	46,950	3,395,424

		4,897,466

Machinery - 1.8%
ITT Corp.	82,610	3,420,054
Terex Corp.	80,350	2,306,045

		5,726,099

Road & Rail - 1.9%
Con-way, Inc.	43,390	2,149,540
Ryder System, Inc.	41,600	3,973,632

		6,123,172

Trading Companies & Distributors - 1.4%
WESCO International, Inc. (a)	52,010	4,285,104

		37,641,365

Utilities - 6.3%
Electric Utilities - 2.6%
PNM Resources, Inc.	142,560	4,128,538
Westar Energy, Inc.	107,581	4,205,341

		8,333,879

Gas Utilities - 3.7%
Atmos Energy Corp.	68,380	3,672,006
Southwest Gas Corp.	73,510	4,255,494
UGI Corp.	102,255	3,856,036

		11,783,536

		20,117,415

Materials - 4.0%
Chemicals - 1.4%
A Schulman, Inc.	65,912	2,521,793

Company	Shares	U.S. $ Value
Huntsman Corp.	80,110	$2,044,407

		4,566,200

Containers & Packaging - 1.7%
Avery Dennison Corp.	64,400	3,188,444
Graphic Packaging Holding Co. (a)	177,180	2,205,891

		5,394,335

Metals & Mining - 0.9%
Steel Dynamics, Inc.	128,410	2,894,362

		12,854,897

Health Care - 3.1%
Health Care Providers & Services - 3.1%
LifePoint Hospitals, Inc. (a)	53,408	3,695,300
Molina Healthcare, Inc. (a)	43,450	2,221,164
WellCare Health Plans, Inc. (a)	51,660	3,809,408

		9,725,872

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Bill Barrett Corp. (a)	182,880	1,852,574
Rosetta Resources, Inc. (a)	84,220	2,477,753
SM Energy Co.	34,420	1,495,549

		5,825,876

Consumer Staples - 1.5%
Food Products - 1.5%
Dean Foods Co.	278,965	4,756,353

Total Common Stocks (cost $254,004,641)		316,107,033

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (c) (d) (cost $832,394)	832,394	832,394

Total Investments Before Security Lending Collateral for Securities Loaned - 99.4% (cost $254,837,035)		316,939,427

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
Investment Companies - 1.4%
AB Exchange Reserves-Class I, 0.07% (c) (d) (cost $4,355,800)	4,355,800	4,355,800

U.S. $ Value
Total Investments - 100.8% (cost $259,192,835) (e)	$321,295,227
Other assets less liabilities - (0.8)%	(2,646,475)

Net Assets - 100.0%	$318,648,752

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $72,129,104 and gross unrealized depreciation of investments was $(10,026,712), resulting in net unrealized appreciation of $62,102,392.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Pooling Portfolios

Small-Mid Cap Value Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks*	$316,107,033	$	– 0	–	$	– 0	–	$316,107,033
Short-Term Investments	832,394		– 0	–		– 0	–	832,394
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,355,800		– 0	–		– 0	–	4,355,800

Total Investments in Securities	321,295,227		– 0	–		– 0	–	321,295,227
Other Financial Instruments**

Total^	$321,295,227	$	– 0	–	$	– 0	–	$321,295,227

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Information Technology - 22.7%
Communications Equipment - 2.6%
F5 Networks, Inc. (a)	26,523	$3,426,506
Palo Alto Networks, Inc. (a)	39,610	4,872,030

		8,298,536

Electronic Equipment, Instruments & Components - 1.3%
InvenSense, Inc. (a) (b)	11,120	161,129
Zebra Technologies Corp.-Class A (a)	53,464	3,910,891

		4,072,020

Internet Software & Services - 3.7%
CoStar Group, Inc. (a)	20,184	3,436,528
HomeAway, Inc. (a)	94,135	2,952,073
Pandora Media, Inc. (a)	161,855	3,182,069
Yelp, Inc. (a) (b)	5,699	325,356
Zillow, Inc.-Class A (a) (b)	15,977	1,891,038

		11,787,064

IT Services - 1.1%
VeriFone Systems, Inc. (a)	101,581	3,622,379

Semiconductors & Semiconductor Equipment - 3.6%
Cavium, Inc. (a)	55,584	3,146,054
Intersil Corp.-Class A	182,411	2,391,408
Mellanox Technologies Ltd. (a)	75,930	3,238,415
ON Semiconductor Corp. (a)	300,094	2,709,849

		11,485,726

Software - 10.4%
Aspen Technology, Inc. (a)	79,512	3,000,783
Barracuda Networks, Inc. (a) (b)	81,514	2,928,798
Cadence Design Systems, Inc. (a)	161,181	3,041,485
Guidewire Software, Inc. (a)	61,016	3,079,478
NetSuite, Inc. (a)	42,841	4,530,436
ServiceNow, Inc. (a)	52,369	3,349,521
SolarWinds, Inc. (a)	101,481	5,268,893
Tableau Software, Inc.-Class A (a)	49,154	4,123,038
Ultimate Software Group, Inc. (The) (a)	27,745	4,085,174

		33,407,606

		72,673,331

Industrials - 22.3%
Aerospace & Defense - 3.2%
Hexcel Corp. (a)	132,922	5,754,193
TransDigm Group, Inc.	23,488	4,645,692

		10,399,885

Company	Shares	U.S. $ Value
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	79,858	$3,738,952

Electrical Equipment - 1.4%
AMETEK, Inc.	88,691	4,519,693

Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	58,123	5,196,196

Machinery - 7.3%
Actuant Corp.-Class A	73,769	2,165,858
Chart Industries, Inc. (a)	2,701	107,257
IDEX Corp.	74,879	5,751,456
Lincoln Electric Holdings, Inc.	66,560	4,794,982
Middleby Corp. (The) (a)	61,697	5,900,701
Rexnord Corp. (a)	23,213	639,518
Valmont Industries, Inc. (b)	30,857	4,172,484

		23,532,256

Marine - 1.7%
Kirby Corp. (a)	57,568	5,534,588

Professional Services - 1.9%
Robert Half International, Inc.	109,872	6,239,631

Road & Rail - 1.6%
Genesee & Wyoming, Inc.-Class A (a)	50,565	4,985,203

Trading Companies & Distributors - 2.4%
MSC Industrial Direct Co., Inc.-Class A	32,752	2,543,848
United Rentals, Inc. (a)	44,039	4,990,059

		7,533,907

		71,680,311

Health Care - 19.5%
Biotechnology - 5.2%
Cubist Pharmaceuticals, Inc. (a)	54,923	4,163,713
Isis Pharmaceuticals, Inc. (a)	15,805	818,541
NPS Pharmaceuticals, Inc. (a)	49,307	1,636,006
Pharmacyclics, Inc. (a)	22,664	3,159,135
Puma Biotechnology, Inc. (a)	11,016	2,500,852
Receptos, Inc. (a)	11,268	1,524,561
Synageva BioPharma Corp. (a)	16,562	1,344,834
TESARO, Inc. (a)	46,125	1,591,774

		16,739,416

Health Care Equipment & Supplies - 4.1%
Align Technology, Inc. (a)	64,924	3,694,175
DBV Technologies SA (Sponsored ADR) (a)	30,852	782,407
HeartWare International, Inc. (a)	32,842	2,414,872
Insulet Corp. (a)	59,285	2,762,088
Sirona Dental Systems, Inc. (a)	40,607	3,508,039

		13,161,581

Company	Shares	U.S. $ Value
Health Care Providers & Services - 4.7%
Acadia Healthcare Co., Inc. (a)	98,771	$6,124,790
Envision Healthcare Holdings, Inc. (a)	128,567	4,546,129
MEDNAX Inc (a)	17,702	1,158,773
Premier, Inc.-Class A (a)	92,604	3,150,388

		14,980,080

Life Sciences Tools & Services - 1.8%
ICON PLC (a)	52,876	2,936,733
Quintiles Transnational Holdings, Inc. (a)	46,023	2,661,050

		5,597,783

Pharmaceuticals - 3.7%
Akorn, Inc. (a)	137,411	5,506,059
GW Pharmaceuticals PLC (ADR) (a) (b)	18,103	1,401,715
Jazz Pharmaceuticals PLC (a)	28,190	4,992,167

		11,899,941

		62,378,801

Consumer Discretionary - 18.2%
Distributors - 1.8%
LKQ Corp. (a)	203,671	5,916,643

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. (a)	76,560	3,422,232
Grand Canyon Education, Inc. (a)	110,693	5,055,349

		8,477,581

Hotels, Restaurants & Leisure - 3.5%
Buffalo Wild Wings, Inc. (a)	25,035	4,261,207
Norwegian Cruise Line Holdings Ltd. (a)	72,978	3,203,005
Wyndham Worldwide Corp.	43,440	3,621,158

		11,085,370

Household Durables - 1.4%
Tempur Sealy International, Inc. (a)	76,360	4,356,338

Internet & Catalog Retail - 0.6%
zulily, Inc.-Class A (a) (b)	64,463	1,852,022

Leisure Products - 1.4%
Polaris Industries, Inc.	29,080	4,557,127

Media - 0.8%
AMC Networks, Inc.-Class A (a)	39,912	2,588,692

Specialty Retail - 5.1%
Cabela’s, Inc. (a) (b)	49,070	2,661,557
Five Below, Inc. (a)	120,530	5,623,930
Tractor Supply Co.	24,877	1,913,787
Ulta Salon Cosmetics & Fragrance, Inc. (a)	47,349	5,989,175

		16,188,449

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.0%
Under Armour, Inc.-Class A (a)	44,863	$3,252,119

		58,274,341

Financials - 8.4%
Banks - 4.7%
First Republic Bank/CA	70,286	3,621,838
Iberiabank Corp.	45,793	2,991,199
Signature Bank/New York NY (a)	37,752	4,578,185
SVB Financial Group (a)	35,250	3,706,537

		14,897,759

Capital Markets - 3.7%
Affiliated Managers Group, Inc. (a)	19,218	3,912,592
Lazard Ltd.-Class A	93,911	4,838,295
Stifel Financial Corp. (a)	67,055	3,254,179

		12,005,066

		26,902,825

Energy - 3.3%
Energy Equipment & Services - 2.3%
FMC Technologies, Inc. (a)	42,529	2,031,610
Oceaneering International, Inc.	57,408	3,600,056
Superior Energy Services, Inc.	95,652	1,847,040

		7,478,706

Oil, Gas & Consumable Fuels - 1.0%
Concho Resources, Inc. (a)	20,500	1,952,625
Oasis Petroleum, Inc. (a)	64,205	1,180,088

		3,132,713

		10,611,419

Consumer Staples - 2.4%
Food & Staples Retailing - 1.2%
Diplomat Pharmacy, Inc. (a)	14,557	391,001
Sprouts Farmers Market, Inc. (a)	115,242	3,663,543

		4,054,544

Food Products - 1.2%
Keurig Green Mountain, Inc.	26,569	3,776,518

		7,831,062

Materials - 1.6%
Chemicals - 1.6%
PolyOne Corp.	136,411	5,088,130

Total Common Stocks (cost $224,539,466)		315,440,220

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (c) (d) (cost $4,239,140)	4,239,140	$4,239,140

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $228,778,606)		319,679,360

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
Investment Companies - 3.9%
AB Exchange Reserves-Class I, 0.07% (c) (d) (cost $12,586,152)	12,586,152	12,586,152

Total Investments - 103.6% (cost $241,364,758) (e)		332,265,512
Other assets less liabilities - (3.6)%		(11,459,286)

Net Assets - 100.0%		$320,806,226

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $96,805,187 and gross unrealized depreciation of investments was $(5,904,433), resulting in net unrealized appreciation of $90,900,754.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Pooling Portfolios

Small-Mid Cap Growth Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$315,440,220		$	– 0	–	$	– 0	–	$315,440,220
Short-Term Investments	4,239,140			– 0	–		– 0	–	4,239,140
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,586,152			– 0	–		– 0	–	12,586,152

Total Investments in Securities	332,265,512			– 0	–		– 0	–	332,265,512
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$332,265,512		$	– 0	–	$	– 0	–	$332,265,512

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 42.4%
United States - 42.4%
U.S. Treasury Notes
0.125%, 4/30/15	U.S.$	32,822	$32,834,833
0.25%, 5/31/15		43,634	43,681,736
0.375%, 4/30/16-10/31/16		231,835	231,947,152
0.75%, 10/31/17		2,070	2,062,238
1.375%, 6/30/18		63,207	63,750,201
1.50%, 6/30/16		28,475	29,011,127

Total Governments - Treasuries (cost $402,100,946)			403,287,287

ASSET-BACKED SECURITIES - 15.9%
Autos - Fixed Rate - 7.3%
Ally Auto Receivables Trust
Series 2012-A, Class C 2.40%, 11/15/17 (a)		2,415	2,464,287
Ally Master Owner Trust
Series 2013-1, Class A2 1.00%, 2/15/18		945	948,085
Series 2014-1, Class A2 1.29%, 1/15/19		3,293	3,302,282
AmeriCredit Automobile Receivables Trust
Series 2011-1, Class D 4.26%, 2/08/17		3,615	3,681,389
Series 2012-2, Class A3 1.05%, 10/11/16		295	294,540
ARI Fleet Lease Trust
Series 2013-A, Class A2 0.70%, 12/15/15 (a)		973	973,013
Series 2014-A, Class A2 0.81%, 11/15/22 (a)		1,033	1,032,588
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A 2.10%, 3/20/19 (a)		1,730	1,745,243
Series 2013-2A, Class A 2.97%, 2/20/20 (a)		4,101	4,261,981
Bank of America Auto Trust
Series 2012-1, Class C 2.09%, 7/17/17		2,960	3,006,877
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2 0.62%, 7/20/16		766	766,178
CarMax Auto Owner Trust
Series 2011-3, Class A3 1.07%, 6/15/16		464	464,262
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2 0.69%, 9/15/17 (a)		3,312	3,313,568
Enterprise Fleet Financing LLC
Series 2014-1, Class A2 0.87%, 9/20/19 (a)		841	841,374
Series 2014-2, Class A2 1.05%, 3/20/20 (a)		3,094	3,095,918

	Principal Amount (000)		U.S. $ Value
Fifth Third Auto Trust
Series 2014-3, Class A4 1.47%, 5/17/21	U.S.$	2,965	$2,960,449
Ford Auto Securitization Trust
Series 2014-R2A, Class A1 1.353%, 3/15/16 (a)	CAD	1,293	1,130,505
Ford Credit Auto Lease Trust
Series 2014-B, Class A3 0.89%, 9/15/17	U.S.$	1,753	1,754,225
Ford Credit Auto Owner Trust/Ford Credit
Series 2014-2, Class A 2.31%, 4/15/26 (a)		2,428	2,450,848
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A1 0.85%, 1/15/18		1,457	1,459,982
Series 2014-1, Class A1 1.20%, 2/15/19		2,300	2,304,138
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3 1.10%, 9/15/19		3,870	3,876,912
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2 1.83%, 8/25/19 (a)		4,270	4,245,936
Mercedes Benz Auto Lease Trust 2014-A
Series 2014-A, Class A2A 0.48%, 6/15/16		2,725	2,725,069
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3 0.59%, 2/15/16		1,237	1,237,552
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A 0.79%, 11/15/17 (a)		3,854	3,858,370
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3 1.11%, 12/15/17		2,655	2,660,658
Series 2013-5, Class A2A 0.64%, 4/17/17		552	551,848
Series 2014-2, Class A3 0.80%, 4/16/18		2,420	2,417,316
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3 0.91%, 10/22/18		2,523	2,522,917
World Omni Auto Receivables Trust
Series 2013-B, Class A3 0.83%, 8/15/18		2,854	2,858,700

			69,207,010

Credit Cards - Fixed Rate - 2.2%
American Express Credit Account Master Trust
Series 2014-2, Class A 1.26%, 1/15/20		1,948	1,954,198
Barclays Dryrock Issuance Trust
Series 2014-3, Class A 2.41%, 7/15/22		2,074	2,104,519

	Principal Amount (000)		U.S. $ Value
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9 5.10%, 11/20/17	U.S.$	4,015	$4,193,864
Discover Card Master Trust
Series 2012-A3, Class A3 0.86%, 11/15/17		1,621	1,624,399
Synchrony Credit Card Master Note Trust
Series 2012-1, Class A 1.03%, 1/15/18		5,170	5,173,790
Series 2012-2, Class A 2.22%, 1/15/22		3,299	3,315,020
World Financial Network Credit Card Master Trust
Series 2012-B, Class A 1.76%, 5/17/21		1,540	1,556,099
Series 2013-A, Class A 1.61%, 12/15/21		950	949,313

			20,871,202

Credit Cards - Floating Rate - 2.2%
Barclays Dryrock Issuance Trust
Series 2014-2, Class A 0.495%, 3/16/20 (b)		2,917	2,917,000
Cabela’s Master Credit Card Trust
Series 2013-2A, Class A2 0.805%, 8/16/21 (a) (b)		3,365	3,383,581
Series 2014-1, Class A 0.505%, 3/16/20(b)		1,200	1,199,528
Chase Issuance Trust
Series 2013-A6, Class A6 0.575%, 7/15/20 (b)		4,632	4,639,067
Discover Card Execution Note Trust
Series 2014-A1, Class A1 0.585%, 7/15/21 (b)		1,905	1,904,057
First National Master Note Trust
Series 2013-2, Class A 0.685%, 10/15/19 (b)		2,006	2,011,839
Gracechurch Card Funding PLC
Series 2012-1A, Class A2 0.808%, 2/15/17 (a) (b)	EUR	2,140	2,663,905
World Financial Network Credit Card Master Trust
Series 2014-A, Class A 0.535%, 12/15/19 (b)	U.S.$	2,110	2,113,798

			20,832,775

Autos - Floating Rate - 1.9%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A 0.555%, 9/15/17 (a) (b)		1,413	1,414,759
Ford Credit Floorplan Master Owner Trust A
Series 2010-3, Class A2 1.855%, 2/15/17 (a) (b)		3,025	3,035,506

	Principal Amount (000)		U.S. $ Value
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A 0.645%, 6/20/17 (b)	U.S.$	3,880	$3,882,635
Series 2012-4, Class A 0.595%, 10/20/17 (b)		1,604	1,604,655
Hertz Fleet Lease Funding LP
Series 2013-3, Class A 0.706%, 12/10/27 (a) (b)		3,142	3,146,597
Series 2014-1, Class A 0.556%, 4/10/28 (a) (b)		3,375	3,375,000
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A 0.906%, 10/25/19 (a) (b)		2,069	2,069,000

			18,528,152

Other ABS - Fixed Rate - 1.9%
CIT Equipment Collateral
Series 2013-VT1, Class A3 1.13%, 7/20/20 (a)		2,328	2,334,617
CIT Equipment Collateral 2014-VT1
Series 2014-VT1, Class A2 0.86%, 5/22/17 (a)		2,315	2,314,808
CNH Capital Canada Receivables Trust
Series 2013-2A, Class A1 1.439%, 8/15/16 (a)	CAD	396	346,027
Series 2014-1A, Class A1 1.388%, 3/15/17 (a)		1,102	963,674
CNH Equipment Trust
Series 2013-D, Class A4 1.37%, 10/15/20	U.S.$	4,975	4,978,487
Series 2014-B, Class A4 1.61%, 5/17/21		1,812	1,811,320
Dell Equipment Finance Trust 2014-1
Series 2014-1, Class A3 0.94%, 6/22/20 (a)		2,036	2,036,704
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2 0.59%, 8/24/16 (a)		2,132	2,132,822
Macquarie Equipment Funding Trust
Series 2014-A, Class A2 0.80%, 11/21/16 (a)		1,443	1,444,605

			18,363,064

Other ABS - Floating Rate - 0.3%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A 0.536%, 7/20/19 (b)		2,925	2,921,949

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF 3.95%, 1/25/33		600	595,942

	Principal Amount (000)		U.S. $ Value
Nationstar NIM Ltd.
Series 2007-A, Class A 9.79%, 3/25/37 (c) (d)	U.S.$	35	$0

			595,942

Total Asset-Backed Securities (cost $151,408,985)			151,320,094

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.2%
Non-Agency Fixed Rate CMBS - 11.3%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A 5.774%, 2/10/51		3,993	4,387,538
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A 5.965%, 3/15/49		707	744,207
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1 3.156%, 7/10/46 (a)		5,907	5,972,642
Series 2012-CR3, Class A1
0.666%, 10/15/45		2,287	2,279,975
Series 2012-CR4, Class A1
0.704%, 10/15/45		2,375	2,367,749
Series 2012-CR5, Class A1
0.673%, 12/10/45		1,866	1,857,764
Series 2013-CR6, Class A1
0.719%, 3/10/46		3,261	3,241,447
Series 2013-LC6, Class A1
0.724%, 1/10/46		1,556	1,546,077
Series 2014-CR19, Class A2
2.965%, 8/10/47		3,284	3,397,762
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2 3.642%, 8/10/44		5,305	5,499,418
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1
0.662%, 11/10/45		2,671	2,662,106
Series 2013-GC10, Class A1
0.696%, 2/10/46		1,804	1,796,646
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		2,025	1,993,079
Series 2013-GC14, Class A1
1.217%, 8/10/46		1,731	1,736,121
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A1 0.67%, 12/15/47		905	900,219
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		662	662,331
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		4,771	5,148,639
Series 2010-C1, Class A1
3.853%, 6/15/43 (a)		1,983	1,998,064

	Principal Amount (000)		U.S. $ Value
Series 2010-C2, Class A1
2.749%, 11/15/43(a)	U.S.$	1,302	$1,319,284
Series 2012-CBX, Class XA
1.932%, 6/15/45 (e)		14,582	1,169,006
Series 2013-C10, Class A1
0.73%, 12/15/47		1,826	1,815,213
Series 2013-C16, Class A2
3.07%, 12/15/46		4,682	4,884,019
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.085%, 7/15/45		3,467	3,458,119
Series 2013-C15, Class A2
2.977%, 11/15/45		4,720	4,910,070
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2 2.767%, 1/20/41 (a)		1,496	1,519,323
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A 5.739%, 8/12/43		1,572	1,671,413
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A 5.166%, 12/12/49		5,796	6,150,244
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A1
0.738%, 2/15/46		3,074	3,069,856
Series 2013-C8, Class A1
0.777%, 12/15/48		3,124	3,105,343
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		2,128	2,117,910
Series 2013-C5, Class A1
0.779%, 3/10/46		3,252	3,232,735
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5 5.416%, 1/15/45		4,181	4,360,687
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1 0.687%, 10/15/45		2,878	2,876,648
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (a)		624	628,555
Series 2012-C10, Class A1
0.734%, 12/15/45		3,511	3,509,554
Series 2012-C9, Class A1
0.673%, 11/15/45		2,912	2,907,995
Series 2013-C11, Class A1
0.799%, 3/15/45		1,673	1,666,022
Series 2013-C12, Class A1
0.735%, 3/15/48		2,314	2,310,010

	Principal Amount (000)		U.S. $ Value
WFRBS Commercial Mortgage Trust 2014-C24
Series 2014-C24, Class A2 2.863%, 11/15/47	U.S.$	2,150	$2,219,069

			107,092,859

Non-Agency Floating Rate CMBS - 0.7%
Commercial Mortgage Trust
Series 2007-FL14, Class C 0.455%, 6/15/22 (a) (b)		1,538	1,532,474
PFP III Ltd.
Series 2014-1, Class A 1.325%, 6/14/31 (a) (b)		2,055	2,048,310
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A 1.203%, 4/15/32 (a) (b)		1,008	1,007,874
Starwood Retail Property Trust
1.15%, 11/15/27 (a) (b)		1,625	1,626,782

			6,215,440

Agency CMBS - 0.2%
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A1 1.60%, 10/29/20		2,235	2,245,391

Total Commercial Mortgage-Backed Securities (cost $116,979,185)			115,553,690

CORPORATES - INVESTMENT GRADE - 12.0%
Financial Institutions - 7.7%
Banking - 6.5%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16		3,145	3,275,687
American Express Credit Corp.
1.30%, 7/29/16		3,340	3,360,357
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16		3,300	3,315,543
Bank of America Corp.
1.25%, 1/11/16		3,220	3,232,790
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		3,330	3,336,836
Capital One Bank USA NA
1.15%, 11/21/16		3,355	3,351,403
Citigroup, Inc.
0.934%, 11/24/17 (b)		2,374	2,376,061
1.25%, 1/15/16		3,335	3,348,934
Fifth Third Bancorp
3.625%, 1/25/16		3,175	3,273,892
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16		3,080	3,176,130
Huntington National Bank (The)
1.30%, 11/20/16		3,355	3,357,898
ING Bank NV
1.375%, 3/07/16 (a)		3,310	3,329,516

	Principal Amount (000)		U.S. $ Value
JPMorgan Chase & Co.
Series G 1.10%, 10/15/15	U.S.$	3,290	$3,303,120
Mizuho Bank Ltd.
0.684%, 9/25/17 (a) (b)		4,785	4,788,981
Morgan Stanley
1.75%, 2/25/16		1,988	2,008,504
PNC Funding Corp.
2.70%, 9/19/16		3,130	3,224,742
Royal Bank of Canada
0.85%, 3/08/16		3,335	3,345,919
Royal Bank of Scotland Group PLC
2.55%, 9/18/15		3,280	3,322,079
SunTrust Bank/Atlanta GA
0.672%, 2/15/17 (b)		3,330	3,329,250

			62,057,642

Insurance - 1.2%
MetLife Institutional Funding II
0.601%, 1/06/15 (a) (b)		4,500	4,501,836
New York Life Global Funding
0.80%, 2/12/16 (a)		3,315	3,327,773
Prudential Financial, Inc.
4.75%, 9/17/15		3,075	3,181,656

			11,011,265

			73,068,907

Industrial - 4.3%
Basic - 0.4%
Monsanto Co.
0.432%, 11/07/16 (b)		3,355	3,352,457

Communications - Media - 0.4%
NBCUniversal Enterprise, Inc.
0.768%, 4/15/16 (a) (b)		3,795	3,808,389

Communications - Telecommunications - 0.2%
AT&T, Inc.
0.90%, 2/12/16		2,365	2,362,954

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)		4,430	4,452,478
Volkswagen International Finance NV
1.125%, 11/18/16 (a)		3,350	3,359,527

			7,812,005

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
0.60%, 4/11/16		2,375	2,379,553

Consumer Non-Cyclical - 1.2%
AbbVie, Inc.
1.75%, 11/06/17		3,280	3,297,522
Gilead Sciences, Inc.
3.05%, 12/01/16		3,085	3,208,144

	Principal Amount (000)		U.S. $ Value
McKesson Corp.
0.95%, 12/04/15	U.S.$	1,298	$1,301,198
PepsiCo, Inc.
0.70%, 2/26/16		3,315	3,323,407

			11,130,271

Energy - 0.7%
BP Capital Markets PLC
0.70%, 11/06/15		3,290	3,294,455
TransCanada PipeLines Ltd.
0.75%, 1/15/16		3,290	3,289,888

			6,584,343

Technology - 0.4%
Cisco Systems, Inc.
0.514%, 3/03/17 (b)		3,360	3,363,007

			40,792,979

Total Corporates - Investment Grade (cost $113,520,747)			113,861,886

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Agency Floating Rate - 2.9%
Federal Home Loan Mortgage Corp.
Series 4248, Class QF 0.655%, 6/15/39 (b)		3,362	3,395,747
Series 4286, Class VF 0.605%, 12/15/43 (b)		4,114	4,132,625
Federal National Mortgage Association
Series 2013-57, Class FN 0.505%, 6/25/43 (b)		4,038	4,047,154
Series 2014-49, Class AF 0.473%, 8/25/44 (b)		6,890	6,927,949
NCUA Guaranteed Notes
Series 2010-R3, Class 1A 0.716%, 12/08/20 (b)		8,802	8,883,190

			27,386,665

GSE Risk Share Floating Rate - 1.3%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M1 1.005%, 4/25/24 (b)		2,383	2,361,496
Series 2014-HQ1, Class M1 1.805%, 8/25/24 (b)		3,536	3,535,903
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M1 1.605%, 9/25/24 (b)		1,401	1,394,662
Series 2014-HQ3, Class M1 1.805%, 10/25/24 (b)		2,622	2,619,755

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M1 2.255%, 11/25/24 (b)	U.S.$	2,870	$2,867,915

			12,779,731

Agency Fixed Rate - 0.9%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA 3.00%, 12/15/24		4,650	4,839,824
Federal National Mortgage Association
Series 2010-9, Class EA 3.50%, 1/25/24		1,844	1,925,221
Series 2011-39, Class DA 3.50%, 7/25/24		1,458	1,498,176

			8,263,221

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A 0.58%, 2/25/42 (a) (b)		2,396	1,964,774

Total Collateralized Mortgage Obligations (cost $50,641,222)			50,394,391

INFLATION-LINKED SECURITIES - 3.1%
United States - 3.1%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $30,445,977)		29,789	29,928,277

MORTGAGE PASS-THROUGHS - 1.8%
Agency Fixed Rate 30-Year - 1.4%
Federal National Mortgage Association
Series 2010 5.00%, 2/01/40		8,118	9,122,100
Government National Mortgage Association
5.00%, 10/15/39		4,109	4,585,805

			13,707,905

Agency Fixed Rate 15-Year - 0.3%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		1,469	1,598,448
Federal National Mortgage Association
Series 2001 6.00%, 11/01/16		15	15,342
Series 2002 6.00%, 12/01/17		24	25,238
Series 2005 6.00%, 6/01/19-5/01/20		32	34,270
Series 2006 6.00%, 5/01/21-1/01/22		865	934,642
Series 2007 6.00%, 2/01/22		259	281,601

			2,889,541

	Principal Amount (000)		U.S. $ Value
Agency ARMs - 0.1%
Federal National Mortgage Association
Series 2007 1.778%, 1/01/37 (b)	U.S.$	928	$973,827

Total Mortgage Pass-Throughs (cost $17,408,655)			17,571,273

COVERED BONDS - 0.4%
DNB Boligkreditt AS 1.45%, 3/21/18 (a) (cost $3,329,527)		3,335	3,333,109

	Shares
SHORT-TERM INVESTMENTS - 6.7%
Investment Companies - 6.7%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (f) (g) (cost $63,705,776)		63,705,776	63,705,776

Total Investments - 99.8% (cost $949,541,020) (h)			948,955,783
Other assets less liabilities - 0.2% (i)			2,172,971

Net Assets - 100.0%			$951,128,754

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,323	March 2015	$289,591,658	$289,923,048	$331,390
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	105	March 2015	13,230,650	13,339,922	(109,272)
U.S. T-Note 5 Yr (CBT) Futures	433	March 2015	51,483,142	51,740,116	(256,974)

					$(34,856)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	0	*	USD	0	*	1/09/15	$1

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CAD	3,228	USD	2,842	1/14/15	$21,603
UBS AG	USD	459	CAD	517	1/14/15	(7,285)

						$14,319

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	11,260	4/29/17	3 Month BKBM	4.274%	$76,136

CROSS CURRENCY SWAPS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR Plus a Specified Spread	USD	1 Month LIBOR Plus a Specified Spread	$178,982	$(1,712)	$180,694

*	Less than $0.50.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $113,250,337 or 11.9% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2014.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of November 30, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A 9.79%, 3/25/37	4/04/07	$35,213	$0	0.00%

(d)	Fair valued by the Adviser.
(e)	IO - Interest Only
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,580,870 and gross unrealized depreciation of investments was $(3,166,107), resulting in net unrealized depreciation of $(585,237).
(i)	An amount of U.S. $154,748 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2014.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
NZD	-	New Zealand Dollar
USD	-	United States Dollar
Glossary:
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
GSE	-	Government-Sponsored Enterprise
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

AB Pooling Portfolios

Short Duration Bond Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$403,287,287		$	– 0	–	$403,287,287
Asset-Backed Securities		– 0	–	129,439,139			21,880,955	^	151,320,094
Commercial Mortgage-Backed Securities		– 0	–	114,021,216			1,532,474		115,553,690
Corporates - Investment Grade		– 0	–	113,861,886			– 0	–	113,861,886
Collateralized Mortgage Obligations		– 0	–	35,649,886			14,744,505		50,394,391
Inflation-Linked Securities		– 0	–	29,928,277			– 0	–	29,928,277
Mortgage Pass-Throughs		– 0	–	17,571,273			– 0	–	17,571,273
Covered Bonds		– 0	–	3,333,109			– 0	–	3,333,109
Short-Term Investments		63,705,776		– 0	–		– 0	–	63,705,776

Total Investments in Securities		63,705,776		847,092,073			38,157,934		948,955,783

Other Financial Instruments*:
Assets:
Futures	331,390		– 0	–	– 0	–	331,390
Forward Currency Exchange Contracts	– 0	–	21,604		– 0	–	21,604
Centrally Cleared Interest Rate Swaps	– 0	–	76,136		– 0	–	76,136
Cross Currency Swaps	– 0	–	– 0	–	180,694		180,694
Liabilities:
Futures	(366,246)		– 0	–	– 0	–	(366,246)
Forward Currency Exchange Contracts	– 0	–	(7,285)		– 0	–	(7,285)

Total+	$63,670,920		$847,182,528		$38,338,628		$949,192,076

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/14	$21,992,589		$1,525,280		$5,634,559
Accrued discounts/(premiums)	218		– 0	–	140
Realized gain (loss)	(58,641)		– 0	–	700
Change in unrealized appreciation/depreciation	(10,093)		7,194		(46,979)
Purchases	2,314,808		– 0	–	9,815,284
Sales	(2,357,926)		– 0	–	(659,199)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/14	$21,880,955		$1,532,474		$14,744,505

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/14	$(9,309)		$7,194		$(46,979)

	Cross Currency Swap Contracts		Total
Balance as of 11/30/14	$30,180		$29,182,608
Accrued discounts/(premiums)	– 0	–	358
Realized gain (loss)	3,606		(54,335)
Change in unrealized appreciation/depreciation	150,514		100,636
Purchases	– 0	–	12,130,092
Sales	– 0	–	(3,017,125)
Settlements	(3,606)		(3,606)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/14	$180,694		$38,338,628

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/14	$150,514		$101,420

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at November 30, 2014. Securities priced by third party vendors or at cost are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$0	Qualitative Assessment		$0.00 / N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

Global Core Bond Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 42.9%
Australia - 0.9%
Australia Government Bond
Series 128 5.75%, 7/15/22	AUD	9,104	$9,261,055

Belgium - 0.9%
Belgium Government Bond
Series 31 5.50%, 3/28/28	EUR	3,605	6,754,573
Series 65 4.25%, 9/28/22 (a)		525	833,209
Series 71 3.75%, 6/22/45 (a)		750	1,290,161

			8,877,943

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F 10.00%, 1/01/17	BRL	12,725	4,756,395

Denmark - 0.4%
Denmark Government Bond
3.00%, 11/15/21	DKK	21,530	4,249,582

France - 2.2%
France Government Bond OAT
1.75%, 11/25/24	EUR	5,800	7,741,899
3.25%, 5/25/45 (a)		2,770	4,383,075
3.50%, 4/25/20		6,000	8,737,823
4.50%, 4/25/41		680	1,292,228

			22,155,025

Germany - 1.1%
Bundesobligation
Series 158 1.75%, 10/09/15		6,045	7,630,984
Series 169 0.50%, 4/12/19		1,640	2,077,902
Bundesrepublik Deutschland
Series 2007 4.25%, 7/04/39		575	1,114,174

			10,823,060

Ireland - 1.3%
Ireland Government Bond
5.40%, 3/13/25		7,980	13,510,990

Italy - 3.9%
Italy Buoni Poliennali Del Tesoro
3.75%, 3/01/21-5/01/21		5,605	7,979,025
4.25%, 9/01/19		2,245	3,216,352
4.50%, 2/01/20 (a)		1,665	2,431,868
4.50%, 3/01/24		4,541	6,881,511
5.00%, 3/01/22		7,615	11,680,801
5.00%, 9/01/40 (a)		2,065	3,287,252

	Principal Amount (000)		U.S. $ Value
5.50%, 11/01/22		2,685	$4,268,081

			39,744,890

Japan - 4.4%
Japan Government Ten Year Bond
Series 333 0.60%, 3/20/24	JPY	249,950	2,146,534
Japan Government Thirty Year Bond
Series 36 2.00%, 3/20/42		250,050	2,396,682
Series 44 1.70%, 9/20/44		769,050	6,896,334
Japan Government Twenty Year Bond
Series 112 2.10%, 6/20/29		2,053,350	20,409,069
Series 143 1.60%, 3/20/33		935,050	8,536,101
Series 150 1.40%, 9/20/34		451,450	3,933,314

			44,318,034

Mexico - 3.1%
Mexican Bonos
Series M 4.75%, 6/14/18	MXN	135,570	9,828,613
7.75%, 11/13/42		92,745	7,526,073
8.00%, 6/11/20		49,980	4,078,589
Series M 10 8.50%, 12/13/18		120,000	9,857,888

			31,291,163

Netherlands - 5.3%
Netherlands Government Bond
1.25%, 1/15/19 (a)	EUR	11,995	15,620,673
2.00%, 7/15/24		940	1,295,803
2.25%, 7/15/22 (a)		3,230	4,530,998
2.50%, 1/15/33 (a)		2,860	4,185,769
3.25%, 7/15/21 (a)		13,400	19,780,502
4.00%, 7/15/19 (a)		1,340	1,961,411
4.50%, 7/15/17 (a)		4,567	6,344,328

			53,719,484

New Zealand - 0.4%
New Zealand Government Bond
Series 423 5.50%, 4/15/23 (a)	NZD	4,727	4,123,183

Singapore - 0.5%
Singapore Government Bond
3.375%, 9/01/33	SGD	5,975	5,029,400

South Africa - 0.2%
South Africa Government Bond
Series R213 7.00%, 2/28/31	ZAR	21,030	1,714,378

	Principal Amount (000)		U.S. $ Value
Spain - 0.6%
Spain Government Bond
5.15%, 10/31/44 (a)	EUR	3,715	$6,205,078

Sweden - 0.4%
Sweden Government Bond
Series 1054 3.50%, 6/01/22	SEK	24,950	4,029,409

United Kingdom - 11.6%
United Kingdom Gilt
1.00%, 9/07/17 (a)	GBP	6,835	10,735,094
1.75%, 1/22/17-9/07/22 (a)		21,495	33,999,372
2.25%, 9/07/23 (a)		8,340	13,481,201
3.75%, 9/07/19 (a)		10,015	17,452,902
4.25%, 12/07/40 (a)		1,005	2,047,145
4.50%, 12/07/42 (a)		6,993	14,962,522
4.75%, 12/07/30 (a)		5,269	10,894,449
5.00%, 3/07/18 (a)		7,790	13,772,690

			117,345,375

United States - 5.2%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	2,980	2,952,995
3.125%, 8/15/44		3,940	4,100,677
4.50%, 2/15/36		3,530	4,582,106
4.625%, 2/15/40		16,233	21,533,551
U.S. Treasury Notes
0.625%, 8/15/16		3,593	3,608,720
1.50%, 2/28/19		15	14,696
2.375%, 8/15/24		9,035	9,180,409
2.50%, 5/15/24		5,730	5,891,603
2.75%, 2/15/24		1,185	1,244,898

			53,109,655

Total Governments - Treasuries (cost $443,587,164)			434,264,099

CORPORATES - INVESTMENT GRADE - 22.4%
Industrial - 10.2%
Basic - 1.0%
Air Products & Chemicals, Inc.
2.75%, 2/03/23		2,067	2,027,743
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)		1,037	1,007,280
Glencore Funding LLC
3.125%, 4/29/19 (a)		2,645	2,691,287
4.125%, 5/30/23 (a)		561	559,059
International Paper Co.
3.65%, 6/15/24		1,781	1,766,284
Minsur SA
6.25%, 2/07/24 (a)		714	786,094
Samarco Mineracao SA
4.125%, 11/01/22 (a)		475	435,219
5.75%, 10/24/23 (a)		960	958,800

	Principal Amount (000)		U.S. $ Value
Vale SA
5.625%, 9/11/42	U.S.$	193	$185,965

			10,417,731

Capital Goods - 0.2%
BAE Systems Holdings, Inc.
3.80%, 10/07/24 (a)		2,157	2,207,931
Republic Services, Inc.
3.80%, 5/15/18		85	90,481

			2,298,412

Communications - Media - 1.1%
21st Century Fox America, Inc.
6.55%, 3/15/33		268	343,525
Comcast Corp.
4.25%, 1/15/33		965	1,001,197
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.45%, 4/01/24		1,065	1,121,136
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a) (b)		681	718,455
Omnicom Group, Inc.
3.625%, 5/01/22		1,008	1,036,639
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		2,109	2,604,581
Time Warner, Inc.
7.625%, 4/15/31		380	522,222
Viacom, Inc.
3.875%, 4/01/24		1,016	1,027,736
WPP Finance 2010
3.75%, 9/19/24		2,040	2,058,472
4.75%, 11/21/21		417	459,158

			10,893,121

Communications - Telecommunications - 1.6%
America Movil SAB de CV
3.125%, 7/16/22		1,330	1,318,429
American Tower Corp.
5.05%, 9/01/20		2,750	3,007,108
Bell Canada
3.25%, 6/17/20	CAD	924	831,487
3.35%, 6/18/19		460	417,818
4.70%, 9/11/23		625	602,367
British Telecommunications PLC
2.00%, 6/22/15	U.S.$	1,215	1,223,946
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		2,586	2,735,729
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,100	1,015,944
SBA Tower Trust
2.898%, 10/15/19 (a)	U.S.$	1,248	1,258,980
3.869%, 10/15/24 (a)		1,031	1,043,980

	Principal Amount (000)		U.S. $ Value
Verizon Communications, Inc.
6.55%, 9/15/43	U.S.$	2,358	$3,045,704

			16,501,492

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		2,126	2,130,908

Consumer Cyclical - Retailers - 0.3%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		1,133	1,187,385
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		2,151	2,185,939

			3,373,324

Consumer Non-Cyclical - 1.1%
Actavis Funding SCS
3.85%, 6/15/24		697	694,033
Agilent Technologies, Inc.
5.00%, 7/15/20		505	549,707
Ahold Finance USA LLC
6.875%, 5/01/29		3,105	3,995,098
Alicorp SAA
3.875%, 3/20/23 (a)		1,060	1,020,250
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		481	493,684
Kroger Co. (The)
3.40%, 4/15/22		242	246,413
Perrigo Co. PLC
4.00%, 11/15/23		275	282,563
Perrigo Finance PLC
3.50%, 12/15/21		262	263,856
Reynolds American, Inc.
3.25%, 11/01/22		1,269	1,245,599
Tyson Foods, Inc.
2.65%, 8/15/19		493	499,179
3.95%, 8/15/24		1,624	1,675,244

			10,965,626

Energy - 3.1%
Anadarko Petroleum Corp.
5.95%, 9/15/16		735	793,911
Energy Transfer Partners LP
6.70%, 7/01/18		972	1,112,959
7.50%, 7/01/38		2,264	2,789,246
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		183	182,619
3.50%, 9/01/23		698	671,743
3.95%, 9/01/22		495	497,749
4.15%, 3/01/22		863	876,799
6.85%, 2/15/20		727	852,512
Nabors Industries, Inc.
5.10%, 9/15/23		2,440	2,535,070
Nisource Finance Corp.
6.80%, 1/15/19		3,445	4,073,571
Noble Energy, Inc.
8.25%, 3/01/19		2,858	3,505,148

	Principal Amount (000)		U.S. $ Value
Noble Holding International Ltd.
4.90%, 8/01/20	U.S.$	251	$257,701
Occidental Petroleum Corp.
1.50%, 2/15/18		2,558	2,544,550
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		2,345	2,579,884
Southwestern Energy Co.
4.10%, 3/15/22		823	833,634
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		1,055	1,080,376
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		1,540	1,924,669
Williams Partners LP
3.90%, 1/15/25		943	934,110
4.125%, 11/15/20		2,295	2,406,415
4.50%, 11/15/23		425	448,251

			30,900,917

Technology - 0.9%
Hewlett-Packard Co.
2.75%, 1/14/19		215	216,025
3.75%, 12/01/20		1,317	1,352,489
Kla-tencor Corp.
4.65%, 11/01/24		2,510	2,556,269
Motorola Solutions, Inc.
3.50%, 3/01/23		1,650	1,624,094
7.50%, 5/15/25		290	372,334
Seagate HDD Cayman
4.75%, 1/01/25 (a)		765	792,274
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		144	151,065
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		1,483	1,513,421
Total System Services, Inc.
2.375%, 6/01/18		791	791,882

			9,369,853

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16		1,115	1,213,231

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		1,708	1,733,166
5.00%, 4/07/18 (a)		1,675	1,810,931
Ryder System, Inc.
5.85%, 11/01/16		930	1,010,289
7.20%, 9/01/15		908	952,254

			5,506,640

			103,571,255

Financial Institutions - 10.2%
Banking - 7.3%
Bank of America Corp.
4.20%, 8/26/24		1,340	1,367,457

	Principal Amount (000)		U.S. $ Value
4.875%, 4/01/44	U.S.$	3,345	$3,632,108
Series L 2.60%, 1/15/19		1,280	1,297,929
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,800	2,870,142
BNP Paribas SA
5.00%, 1/15/21	U.S.$	2,966	3,351,073
BPCE SA
5.70%, 10/22/23 (a)		1,613	1,729,201
Citigroup, Inc.
3.875%, 10/25/23		1,898	1,974,231
4.50%, 1/14/22		3,160	3,454,376
Compass Bank
2.75%, 9/29/19		1,034	1,043,924
5.50%, 4/01/20		4,989	5,444,161
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,486	1,515,023
Credit Suisse/New York NY
3.00%, 10/29/21		2,549	2,548,674
Fifth Third Bancorp
2.30%, 3/01/19		1,132	1,140,446
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		2,675	2,739,708
Series D 6.00%, 6/15/20		920	1,065,761
Series G 7.50%, 2/15/19		2,855	3,421,703
ING Bank NV
3.75%, 3/07/17 (a)		1,600	1,686,958
JPMorgan Chase & Co.
4.625%, 5/10/21		857	946,526
Lloyds Bank PLC
6.50%, 9/14/20 (a)		2,702	3,145,512
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		651	701,362
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		647	697,764
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		2,266	2,384,500
Morgan Stanley
5.625%, 9/23/19		1,126	1,283,098
Series F 3.875%, 4/29/24		2,640	2,720,026
Series G 5.45%, 1/09/17		1,615	1,750,839
5.50%, 7/24/20		1,430	1,625,224
Murray Street Investment Trust I
4.647%, 3/09/17		272	290,243
Nationwide Building Society
6.25%, 2/25/20 (a)		3,415	4,033,935
Nordea Bank AB
3.125%, 3/20/17 (a)		2,990	3,118,307
6.125%, 9/23/24 (a) (c)		385	385,770
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a) (c)		605	632,225

	Principal Amount (000)		U.S. $ Value
Standard Chartered Bank Hong Kong Ltd.
5.875%, 6/24/20 (a)	U.S.$	724	$811,193
Standard Chartered PLC
4.00%, 7/12/22 (a)		2,214	2,271,033
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		1,377	1,378,080
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		737	750,114
Turkiye Halk Bankasi AS
3.875%, 2/05/20 (a)		679	668,815
UBS AG/Stamford CT
7.50%, 7/15/25		2,889	3,724,938

			73,602,379

Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		2,586	2,619,840

Insurance - 2.2%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		1,820	2,000,881
American International Group, Inc.
3.375%, 8/15/20		1,050	1,094,435
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a) (c)		1,041	1,069,628
Five Corners Funding Trust
4.419%, 11/15/23 (a)		1,060	1,120,455
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15		685	692,719
5.125%, 4/15/22		600	675,505
5.50%, 3/30/20		922	1,048,153
Humana, Inc.
6.30%, 8/01/18		369	422,462
7.20%, 6/15/18		610	714,458
Lincoln National Corp.
8.75%, 7/01/19		791	1,001,934
Markel Corp.
7.125%, 9/30/19		1,105	1,321,906
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		815	1,295,551
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		162	208,170
MetLife, Inc.
4.75%, 2/08/21		1,085	1,209,240
7.717%, 2/15/19		1,159	1,419,794
Muenchener Rueckversicherungs AG
6.25%, 5/26/42 (a)	EUR	1,400	2,165,798
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	740	1,157,033
Prudential Financial, Inc.
5.625%, 6/15/43		2,045	2,111,462
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26		1,295	1,643,887

			22,373,471

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (a)	U.S.$	1,289	$1,311,557

REITS - 0.3%
HCP, Inc.
6.00%, 1/30/17		2,195	2,414,088
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		568	571,380

			2,985,468

			102,892,715

Utility - 1.3%
Electric - 0.8%
Constellation Energy Group, Inc.
5.15%, 12/01/20		504	560,662
Exelon Generation Co. LLC
4.25%, 6/15/22		2,463	2,580,419
MidAmerican Energy Co.
4.40%, 10/15/44		1,595	1,694,411
Monongahela Power Co.
4.10%, 4/15/24 (a)		1,059	1,131,706
TECO Finance, Inc.
4.00%, 3/15/16		745	774,854
5.15%, 3/15/20		915	1,029,632
Union Electric Co.
6.70%, 2/01/19		315	372,413

			8,144,097

Natural Gas - 0.4%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		1,515	1,623,790
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		2,400	2,523,576

			4,147,366

Other Utility - 0.1%
Veolia Environnement SA
6.125%, 11/25/33	EUR	640	1,230,685

			13,522,148

Non Corporate Sectors - 0.7%
ABS - Other - 0.1%
Rio Oil Finance Trust
6.25%, 7/06/24 (a)	U.S.$	1,361	1,384,818

Agencies - Not Government Guaranteed - 0.6%
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24		1,189	1,237,285
Electricite de France SA
5.25%, 1/29/23 (a) (c)		1,619	1,679,713
OCP SA
5.625%, 4/25/24 (a)		654	692,553
Oleoducto Central SA
4.00%, 5/07/21 (a)		1,041	1,035,795

	Principal Amount (000)		U.S. $ Value
Petrobras Global Finance BV
4.75%, 1/14/25	EUR	775	$969,658

			5,615,004

			6,999,822

Total Corporates - Investment Grade (cost $213,004,666)			226,985,940

MORTGAGE PASS-THROUGHS - 6.2%
Agency Fixed Rate 30-Year - 6.0%
Federal Home Loan Mortgage Corp. Gold
Series 2006 4.50%, 5/01/36	U.S.$	40	43,668
Series 2007 5.50%, 7/01/35		951	1,074,077
Federal National Mortgage Association
3.00%, 9/01/42-11/01/43		8,190	8,287,806
4.00%, 1/01/45, TBA		44,104	46,941,484
Series 2003 5.50%, 4/01/33		767	865,460
Series 2004 5.50%, 4/01/34-11/01/34		2,356	2,654,575
Series 2005 5.50%, 2/01/35		584	658,437
Series 2006 5.00%, 1/01/36		2	1,805
Series 2007 4.50%, 8/01/37		221	240,020

			60,767,332

Agency ARMs - 0.2%
Federal Home Loan Mortgage Corp.
2.277%, 5/01/38 (d)		1,377	1,476,969
Federal National Mortgage Association
Series 2003 2.56%, 12/01/33 (d)		732	787,667

			2,264,636

Total Mortgage Pass-Throughs (cost $61,983,845)			63,031,968

INFLATION-LINKED SECURITIES - 6.1%
United Kingdom - 1.9%
United Kingdom Gilt Inflation Linked
Series 8MO 7.77%, 7/26/16 (a) (d)	GBP	3,745	19,388,209

United States - 4.2%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)	U.S.$	41,944	42,140,443

Total Inflation-Linked Securities (cost $63,379,135)			61,528,652

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Non-Agency Fixed Rate CMBS - 2.4%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A 5.774%, 2/10/51	U.S.$	4,411	$4,846,736
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX 3.601%, 7/05/33 (a)		2,570	2,601,387
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A 5.965%, 3/15/49		2,377	2,502,678
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A 6.241%, 12/10/49		3,680	4,069,269
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class A2 2.122%, 3/10/46		5,420	5,502,547
GS Mortgage Securities Trust
Series 2013-G1, Class A2 3.557%, 4/10/31 (a)		1,615	1,618,557
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A 5.166%, 12/12/49		2,961	3,142,516

			24,283,690

Non-Agency Floating Rate CMBS - 0.9%
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A 1.057%, 6/11/27 (a) (e)		2,026	2,025,588
Commercial Mortgage Pass-Through Certificates
Series 2014-SAVA, Class A 1.305%, 6/15/34 (a) (e)		1,713	1,712,982
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A 1.075%, 6/15/29 (a) (e)		2,672	2,668,954
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A 1.203%, 4/15/32 (a) (e)		1,108	1,107,361
Starwood Retail Property Trust
1.15%, 11/15/27 (a) (e)		1,721	1,722,288

			9,237,173

Agency CMBS - 0.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2 3.531%, 6/25/20		4,653	4,992,116

	Principal Amount (000)		U.S. $ Value
Total Commercial Mortgage-Backed Securities (cost $38,814,397)			$38,512,979

GOVERNMENTS - SOVEREIGN AGENCIES - 3.7%
Canada - 1.0%
Canada Housing Trust No 1
3.35%, 12/15/20 (a)	CAD	11,205	10,609,425

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	737	740,685

France - 0.4%
Dexia Credit Local SA/New York, NY
1.25%, 10/18/16 (a)		1,383	1,392,952
1.50%, 10/07/17 (a)		2,691	2,699,937

			4,092,889

Germany - 1.9%
FMS Wertmanagement AoeR
1.125%, 9/03/18 (a)	EUR	3,900	5,030,980
3.00%, 8/03/18 (a)		1,400	1,923,924
KFW
1.125%, 10/16/18		4,460	5,766,410
3.875%, 1/21/19		4,410	6,332,424

			19,053,738

Qatar - 0.1%
Ooredoo International Finance Ltd.
3.875%, 1/31/28 (a)	U.S.$	647	621,793

United Arab Emirates - 0.2%
Abu Dhabi National Energy Co.
3.625%, 1/12/23 (a)		819	825,833
3.875%, 5/06/24 (a)		1,060	1,082,631
4.125%, 3/13/17 (a)		757	801,314

			2,709,778

Total Governments - Sovereign Agencies (cost $40,013,393)			37,828,308

COVERED BONDS - 2.9%
Aib Mortgage Bank
4.875%, 6/29/17	EUR	665	922,194
Bank of Ireland Mortgage Bank
3.125%, 11/20/15		580	740,110
Bank of Nova Scotia (The)
1.75%, 3/22/17 (a)	U.S.$	2,900	2,950,222
Bank of Scotland PLC
4.75%, 6/08/22	EUR	3,180	5,128,972
BPCE SFH SA
2.75%, 2/16/17		1,800	2,367,010
3.625%, 5/12/16 (a)		400	522,488
Caisse Francaise de Financement Local
3.50%, 9/16/16		883	1,164,382

	Principal Amount (000)		U.S. $ Value
CaixaBank SA
5.125%, 4/27/16		1,250	$1,657,805
Cie de Financement Foncier SA
3.375%, 1/18/16		3,457	4,456,125
National Australia Bank Ltd.
2.00%, 2/22/19 (a)	U.S.$	3,190	3,208,036
Nationwide Building Society
3.125%, 10/13/16 (a)	EUR	2,610	3,426,369
Santander Consumer Finance SA
3.875%, 3/23/16		1,300	1,691,474
Societe Generale SFH
3.25%, 6/06/16 (a)		900	1,172,195
Total Covered Bonds (cost $29,349,842)			29,407,382

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
GSE Risk Share Floating Rate - 2.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2 2.355%, 2/25/24 (e)	U.S.$	2,195	2,176,629
Series 2014-HQ2, Class M1 1.605%, 9/25/24 (e)		3,481	3,464,479
Series 2014-HQ3, Class M1 1.805%, 10/25/24 (e)		4,627	4,623,098
Federal Home Loan Mortgage Corp., Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M2 2.555%, 8/25/24 (e)		1,750	1,750,000
Series 2014-HQ1, Class M2 2.655%, 8/25/24 (e)		920	911,146
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1 2.155%, 10/25/23 (e)		877	880,475
Series 2014-C01, Class M1 1.755%, 1/25/24 (e)		2,293	2,284,934
Series 2014-C04, Class 2M1 2.255%, 11/25/24 (e)		5,025	5,021,348

			21,112,109

Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4 2.597%, 5/25/35		986	970,458

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4 0.669%, 5/28/35		392	352,992

Total Collateralized Mortgage Obligations (cost $22,534,929)			22,435,559

	Principal Amount (000)		U.S. $ Value
AGENCIES - 2.1%
Agency Debentures - 1.9%
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	U.S.$	22,014	$19,616,763

Agency Subordinated - 0.2%
Federal National Mortgage Association
Zero Coupon, 10/09/19		2,180	1,969,517

Total Agencies (cost $19,656,739)			21,586,280

QUASI-SOVEREIGNS - 1.5%
Quasi-Sovereign Bonds - 1.5%
Chile - 0.2%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		2,595	2,740,832

China - 0.5%
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23 (a)		687	733,640
Sinopec Group Overseas Development 2014 Ltd.
4.375%, 4/10/24 (a)		1,389	1,472,331
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		2,436	2,574,618

			4,780,589

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		3,390	3,832,839

Peru - 0.1%
Fondo Mivivienda SA
3.50%, 1/31/23 (a)		613	585,476

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		3,300	3,477,540

Total Quasi-Sovereigns (cost $14,429,391)			15,417,276

CORPORATES - NON-INVESTMENT GRADE - 0.9%
Financial Institutions - 0.5%
Banking - 0.4%
BNP Paribas SA
5.186%, 6/29/15 (a) (c)		846	853,403
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a) (c)		430	434,300
Societe Generale SA
5.922%, 4/05/17 (a) (c)		1,515	1,578,630
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,386	1,494,059

			4,360,392

	Principal Amount (000)		U.S. $ Value
Insurance - 0.1%
ING Groep NV
5.775%, 12/08/15 (c)	U.S.$	719	$733,380

			5,093,772

Industrial - 0.4%
Basic - 0.2%
Yamana Gold, Inc.
4.95%, 7/15/24		2,128	2,065,464

Communications - Telecommunications - 0.2%
United States Cellular Corp.
6.70%, 12/15/33		1,391	1,394,873

			3,460,337

Total Corporates - Non-Investment Grade (cost $8,328,993)			8,554,109

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Communications - Media - 0.2%
Myriad International Holdings BV
6.00%, 7/18/20 (a)		1,582	1,733,229

Consumer Non-Cyclical - 0.2%
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a)		1,885	2,007,525

Total Emerging Markets - Corporate Bonds (cost $3,626,793)			3,740,754

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.3%
Indonesia Government International Bond
3.375%, 4/15/23 (a) (cost $3,296,062)		3,326	3,230,377

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
State of California
Series 2010 7.625%, 3/01/40 (cost $2,017,038)		1,985	3,008,327

SUPRANATIONALS - 0.3%
International Bank for Reconstruction & Development
9.25%, 7/15/17 (cost $2,625,853)		2,340	2,825,496

ASSET-BACKED SECURITIES - 0.0%
Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2 1.28%, 12/25/32 (e) (cost $335,342)		334	320,891

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 6.8%
Investment Companies - 2.2%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08%(f) (g) (cost $22,468,735)	22,468,735	$22,468,735

	Principal Amount (000)
U.S. Treasury Bills - 4.6%
U.S. Treasury Bill Zero Coupon, 12/18/14 (cost $46,784,978)	$46,785	46,784,978

Total Short-Term Investments (cost $69,253,713)		69,253,713

Total Investments - 102.8% (cost $1,036,237,295) (h)		1,041,932,110
Other assets less liabilities - (2.8)% (i)		(28,233,208)

Net Assets - 100.0%		$1,013,698,902

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2014	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	562	March 2015	$66,821,074	$67,154,610	$(333,536)
U.S. T-Note 10 Yr (CBT) Futures	242	March 2015	30,493,498	30,745,344	(251,846)
U.S. Long Bond (CBT) Futures	191	March 2015	26,763,567	27,241,375	(477,808)

					$(1,063,190)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	1,096	USD	1,730	12/18/14	$17,837
BNP Paribas SA	USD	13,502	JPY	1,551,608	12/05/14	(431,552)
BNP Paribas SA	AUD	10,825	USD	9,506	12/12/14	301,580
BNP Paribas SA	GBP	86,797	USD	137,258	12/18/14	1,692,332
BNP Paribas SA	USD	4,953	CAD	5,627	1/14/15	(37,458)
Credit Suisse International	DKK	24,595	USD	4,218	12/04/14	107,735
Goldman Sachs Bank USA	JPY	2,984,086	USD	26,305	12/05/14	1,166,921
Goldman Sachs Bank USA	BRL	1,065	USD	417	1/05/15	6,854
Goldman Sachs Bank USA	EUR	176,421	USD	221,496	1/09/15	2,076,891
Goldman Sachs Bank USA	ZAR	17,642	USD	1,572	1/14/15	(9,304)
Goldman Sachs Bank USA	MXN	375,368	USD	27,639	1/15/15	731,750
HSBC Bank USA	USD	4,571	JPY	531,856	12/05/14	(90,509)
HSBC Bank USA	BRL	9,940	USD	3,883	1/05/15	56,687
JPMorgan Chase Bank	BRL	1,785	USD	1,435	1/09/15	606
Morgan Stanley & Co., Inc.	AUD	23,154	USD	20,137	12/12/14	448,382

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	9,059	EUR	7,217	1/09/15	$(83,925)
Royal Bank of Scotland PLC	NZD	4,508	USD	3,571	12/19/14	40,671
State Street Bank & Trust Co.	SEK	25,950	USD	3,606	12/04/14	125,715
State Street Bank & Trust Co.	USD	109	DKK	646	12/04/14	(641)
State Street Bank & Trust Co.	JPY	7,162,542	USD	67,475	12/05/14	7,137,462
State Street Bank & Trust Co.	SGD	6,318	USD	4,963	12/05/14	118,481
State Street Bank & Trust Co.	BRL	1,609	USD	619	1/05/15	(362)
State Street Bank & Trust Co.	CAD	21,144	USD	18,615	1/14/15	143,624

						$13,519,777

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $356,324,820 or 35.2% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2014.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Variable rate coupon, rate shown as of November 30, 2014.
(e)	Floating Rate Security. Stated interest rate was in effect at November 30, 2014.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,549,958 and gross unrealized depreciation of investments was $(24,855,143), resulting in net unrealized appreciation of $5,694,815.
(i)	An amount of U.S. $1,168,650 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
GSE	-	Government-Sponsored Enterprise

OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Pooling Portfolios

Global Core Bond Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$434,264,099		$	– 0	–	$434,264,099
Corporates - Investment Grade		– 0	–	226,985,940			– 0	–	226,985,940
Mortgage Pass-Throughs		– 0	–	63,031,968			– 0	–	63,031,968
Inflation-Linked Securities		– 0	–	61,528,652			– 0	–	61,528,652
Commercial Mortgage-Backed Securities		– 0	–	34,443,710			4,069,269		38,512,979
Governments - Sovereign Agencies		– 0	–	37,828,308			– 0	–	37,828,308
Covered Bonds		– 0	–	29,407,382			– 0	–	29,407,382
Collateralized Mortgage Obligations		– 0	–	352,992			22,082,567		22,435,559
Agencies		– 0	–	21,586,280			– 0	–	21,586,280
Quasi-Sovereigns		– 0	–	15,417,276			– 0	–	15,417,276
Corporates - Non-Investment Grade		– 0	–	8,554,109			– 0	–	8,554,109
Emerging Markets - Corporate Bonds		– 0	–	3,740,754			– 0	–	3,740,754
Governments - Sovereign Bonds		– 0	–	3,230,377			– 0	–	3,230,377
Local Governments - Municipal Bonds		– 0	–	3,008,327			– 0	–	3,008,327
Supranationals		– 0	–	2,825,496			– 0	–	2,825,496
Asset-Backed Securities		– 0	–	– 0	–		320,891		320,891
Short-Term Investments
Investment Companies		22,468,735		– 0	–		– 0	–	22,468,735
U.S. Treasury Bills		– 0	–	46,784,978			– 0	–	46,784,978

Total Investments in Securities		22,468,735		992,990,648			26,472,727		1,041,932,110
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	14,173,528			– 0	–	14,173,528
Liabilities:
Futures		(1,063,190)		– 0	–		– 0	–	(1,063,190)
Forward Currency Exchange Contracts		– 0	–	(653,751)			– 0	–	(653,751)

Total ^		$21,405,545		$1,006,510,425			$26,472,727		$1,054,388,697

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Asset- Backed Securities
Balance as of 8/31/14	$4,102,183		$9,334,834		$328,900
Accrued discounts/(premiums)	(3,537)		131		(12)
Realized gain (loss)	(1,314)		540		(20)
Change in unrealized appreciation/depreciation	(18,382)		(164,955)		(214)
Purchases	– 0	–	13,190,000		– 0	–
Sales	(9,681)		(277,984)		(7,762)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/14	$4,069,269		$22,082,566		$320,892

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/14	$(18,382)		$(164,955)		$(214)

	Total
Balance as of 8/31/14	$13,765,917
Accrued discounts/(premiums)	(3,418)
Realized gain (loss)	(794)
Change in unrealized appreciation/depreciation	(183,551)
Purchases	13,190,000
Sales	(295,427)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/14	$26,472,727

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/14	$(183,551)

As of November 30, 2014 all Level 3 securities were priced by third party vendors.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

Bond Inflation Protection Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 96.4%
United States - 96.4%
U.S. Treasury Inflation Index
0.125%, 4/15/16-7/15/24 (TIPS)	U.S.$	150,825	$149,651,274
0.125%, 4/15/17-1/15/23 (TIPS) (a)		245,599	245,621,520
0.375%, 7/15/23 (TIPS) (a)		41,404	41,507,477
0.625%, 7/15/21 (TIPS) (a)		52,544	54,103,562
0.625%, 1/15/24 (TIPS)		38,065	38,727,922
1.125%, 1/15/21 (TIPS) (a)		27,361	28,921,808
1.25%, 7/15/20 (TIPS) (a) (b)		46,460	49,621,455
1.375%, 1/15/20 (TIPS)		20,579	21,969,553
1.625%, 1/15/18 (TIPS) (a)		13,596	14,428,256
1.875%, 7/15/15 (TIPS) (a)		15,895	16,103,520
1.875%, 7/15/19 (TIPS)		5,668	6,188,689
2.125%, 1/15/19 (TIPS) (a)		5,079	5,549,250
2.375%, 1/15/17 (TIPS)		13,662	14,522,253
2.50%, 7/15/16 (TIPS)		47,207	49,777,844

Total Inflation-Linked Securities (cost $738,889,532)			736,694,383

CORPORATES - INVESTMENT GRADE - 16.3%
Industrial - 9.9%
Basic - 1.5%
Basell Finance Co. BV
8.10%, 3/15/27 (c)		590	792,448
Cia Minera Milpo SAA
4.625%, 3/28/23 (c)		893	888,410
Dow Chemical Co. (The)
8.55%, 5/15/19		637	802,578
Glencore Funding LLC
3.125%, 4/29/19 (c)		3,225	3,281,438
International Paper Co.
4.75%, 2/15/22		1,710	1,869,661
LyondellBasell Industries NV
5.75%, 4/15/24		1,087	1,265,846
Minsur SA
6.25%, 2/07/24 (c)		1,402	1,543,564
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		832	799,709

			11,243,654

Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		793	713,700
Communications - Media - 1.3%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41		1,584	1,980,774
CBS Corp.
5.75%, 4/15/20		1,625	1,859,087
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		469	480,880
4.45%, 4/01/24		620	652,680
5.00%, 3/01/21		1,700	1,880,618

	Principal Amount (000)		U.S. $ Value
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c) (d)	U.S.$	606	$639,330
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c) (e)		906	943,372
Omnicom Group, Inc.
3.625%, 5/01/22		703	722,973
Viacom, Inc.
3.875%, 4/01/24		635	642,335

			9,802,049

Communications - Telecommunications - 1.2%
American Tower Corp.
5.05%, 9/01/20		1,355	1,481,684
AT&T, Inc.
5.35%, 9/01/40		1,397	1,512,226
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	150	138,538
SBA Tower Trust
2.898%, 10/15/19 (c)	U.S.$	1,573	1,586,839
Telefonica Emisiones SAU
5.462%, 2/16/21		835	944,531
Verizon Communications, Inc.
5.15%, 9/15/23		1,957	2,200,091
7.35%, 4/01/39		780	1,054,108

			8,918,017

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		919	921,122
5.00%, 5/15/18		337	368,632
5.875%, 8/02/21		1,166	1,355,685
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)		1,640	1,642,906

			4,288,345

Consumer Cyclical - Retailers - 0.2%
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		1,910	1,950,635

Consumer Non-Cyclical - 1.4%
Actavis Funding SCS
3.85%, 6/15/24		517	514,799
Altria Group, Inc.
2.625%, 1/14/20		1,915	1,926,044
Bayer US Finance LLC
3.375%, 10/08/24 (c)		611	618,210
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,610	1,652,457
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		1,270	1,273,785
Kroger Co. (The)
3.40%, 4/15/22		1,324	1,348,146
Perrigo Finance PLC
3.50%, 12/15/21		251	252,778
Reynolds American, Inc.
3.25%, 11/01/22		899	882,422

	Principal Amount (000)		U.S. $ Value
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24	U.S.$	696	$734,312
Tyson Foods, Inc.
2.65%, 8/15/19		367	371,600
3.95%, 8/15/24		1,207	1,245,086

			10,819,639

Energy - 2.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		654	560,003
Energy Transfer Partners LP
6.125%, 2/15/17		1,645	1,805,147
Enterprise Products Operating LLC
5.20%, 9/01/20		720	809,993
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,439	1,446,991
4.15%, 3/01/22		625	634,994
Marathon Petroleum Corp.
5.125%, 3/01/21		590	650,048
Nabors Industries, Inc.
5.10%, 9/15/23		672	698,183
Noble Energy, Inc.
3.90%, 11/15/24		996	1,000,564
8.25%, 3/01/19		1,370	1,680,215
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)		2,065	2,271,838
Spectra Energy Capital LLC
8.00%, 10/01/19		450	558,828
Transocean, Inc.
6.375%, 12/15/21		5	4,981
6.50%, 11/15/20		1,395	1,380,412
Valero Energy Corp.
6.125%, 2/01/20		998	1,150,605
Williams Partners LP
3.80%, 2/15/15		1,660	1,669,538

			16,322,340

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (c)		636	633,613

Technology - 0.8%
Kla-tencor Corp.
4.65%, 11/01/24		1,905	1,940,117
Motorola Solutions, Inc.
7.50%, 5/15/25		1,540	1,977,223
Seagate HDD Cayman
4.75%, 1/01/25 (c)		740	766,382
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		98	102,808
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		1,230	1,255,231
Total System Services, Inc.
2.375%, 6/01/18		530	530,591

			6,572,352

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.75%, 12/15/16	U.S.$	1,615	$1,757,282
Transportation - Services - 0.4%
Asciano Finance Ltd.
5.00%, 4/07/18 (c)		950	1,027,095
Ryder System, Inc.
3.15%, 3/02/15		1,105	1,112,268
5.85%, 11/01/16		630	684,389

			2,823,752

			75,845,378

Financial Institutions - 5.3%
Banking - 3.2%
Bank of America Corp.
0.922%, 3/28/18 (f)	EUR	1,850	2,276,045
5.625%, 7/01/20	U.S.$	705	808,285
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	830	1,323,454
BPCE SA
5.70%, 10/22/23 (c)	U.S.$	1,104	1,183,532
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		361	368,051
Credit Suisse AG
6.50%, 8/08/23 (c)		1,392	1,543,096
Goldman Sachs Group, Inc. (The)
1.836%, 11/29/23 (f)		1,550	1,593,839
ING Bank NV
2.00%, 9/25/15 (c)		1,995	2,016,021
Macquarie Group Ltd.
7.625%, 8/13/19 (c)		720	871,719
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)		1,710	1,799,424
Morgan Stanley
5.625%, 9/23/19		348	396,553
Series G
5.50%, 7/24/20-7/28/21		1,397	1,597,846
Murray Street Investment Trust I
4.647%, 3/09/17		184	196,341
National Capital Trust II Delaware
5.486%, 3/23/15 (c) (e)		1,090	1,095,450
Nordea Bank AB
6.125%, 9/23/24 (c) (e)		232	232,464
PNC Bank NA
3.80%, 7/25/23		1,930	2,000,881
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c) (e)		735	768,075
Standard Chartered PLC
4.00%, 7/12/22 (c)		1,900	1,948,944
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (c)		572	582,178
UBS AG/Stamford CT

	Principal Amount (000)		U.S. $ Value
5.875%, 7/15/16	U.S.$	655	$705,489
7.625%, 8/17/22		929	1,103,945

			24,411,632

Insurance - 1.3%
American International Group, Inc.
6.40%, 12/15/20		1,660	1,991,995
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (c) (e)		804	826,110
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		1,330	1,497,370
6.10%, 10/01/41		760	954,707
Lincoln National Corp.
8.75%, 7/01/19		550	696,667
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		548	856,830
Prudential Financial, Inc.
5.625%, 6/15/43		940	970,550
Swiss Re Capital I LP
6.854%, 5/25/16 (c) (e)		1,815	1,919,362

			9,713,591

REITS - 0.8%
HCP, Inc.
5.375%, 2/01/21		1,877	2,109,928
Health Care REIT, Inc.
5.25%, 1/15/22		1,945	2,162,399
Trust F/1401
5.25%, 12/15/24 (c)		1,555	1,632,750

			5,905,077

			40,030,300

Non Corporate Sectors - 0.6%
ABS - Other - 0.1%
Rio Oil Finance Trust
6.25%, 7/06/24 (c)		985	1,002,237
Agencies - Not Government Guaranteed - 0.5%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		1,478	1,416,700
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24		299	311,143
OCP SA
5.625%, 4/25/24 (c)		515	545,359
Petrobras International Finance Co. SA
5.75%, 1/20/20		1,450	1,486,221

			3,759,423

			4,761,660

Utility - 0.5%
Electric - 0.2%
CMS Energy Corp.
5.05%, 3/15/22		669	746,795

	Principal Amount (000)		U.S. $ Value
Constellation Energy Group, Inc.
5.15%, 12/01/20	U.S.$	263	$292,568
Exelon Generation Co. LLC
4.25%, 6/15/22		763	799,374

			1,838,737

Natural Gas - 0.3%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		2,090	2,197,614

			4,036,351

Total Corporates - Investment Grade (cost $118,901,143)			124,673,689

ASSET-BACKED SECURITIES - 10.6%
Autos - Fixed Rate - 6.1%
Ally Master Owner Trust
Series 2013-1, Class A2 1.00%, 2/15/18		1,555	1,560,076
Series 2014-1, Class A2 1.29%, 1/15/19		2,665	2,672,512
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3 0.96%, 1/09/17		760	760,889
Series 2013-3, Class A3 0.92%, 4/09/18		2,725	2,729,897
Series 2013-4, Class A3 0.96%, 4/09/18		1,085	1,087,693
ARI Fleet Lease Trust
Series 2013-A, Class A2 0.70%, 12/15/15 (c)		794	794,058
Series 2014-A, Class A2 0.81%, 11/15/22 (c)		837	837,250
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A 2.97%, 2/20/20 (c)		3,140	3,263,258
Series 2014-1A, Class A 2.46%, 7/20/20 (c)		1,591	1,605,179
California Republic Auto Receivables Trust
Series 2014-2, Class A4 1.57%, 12/16/19		1,585	1,589,473
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2 1.04%, 11/21/16		2,250	2,256,482
Series 2014-1, Class B 2.22%, 1/22/19		400	405,148
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2 0.62%, 7/20/16		630	630,541
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2 0.69%, 9/15/17 (c)		2,740	2,741,297
CPS Auto Receivables Trust
Series 2013-B, Class A 1.82%, 9/15/20 (c)		1,078	1,081,511

	Principal Amount (000)		U.S. $ Value
Series 2014-B, Class A 1.11%, 11/15/18 (c)	U.S.$	1,100	$1,098,693
Enterprise Fleet Financing LLC
Series 2014-1, Class A2 0.87%, 9/20/19 (c)		706	706,314
Exeter Automobile Receivables Trust
Series 2012-2A, Class A 1.30%, 6/15/17 (c)		226	226,150
Series 2013-1A, Class A 1.29%, 10/16/17 (c)		306	306,609
Series 2014-1A, Class A 1.29%, 5/15/18 (c)		602	602,867
Series 2014-2A, Class A
1.06%, 8/15/18 (c)		601	599,569
Flagship Credit Auto Trust
Series 2013-1, Class A 1.32%, 4/16/18 (c)		340	340,730
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)	CAD	626	548,224
Series 2014-R2A, Class A1
1.353%, 3/15/16 (c)		733	640,963
Ford Credit Auto Owner Trust
Series 2012-D, Class B 1.01%, 5/15/18	U.S.$	645	643,358
Ford Credit Auto Owner Trust/Ford Credit
Series 2014-2, Class A 2.31%, 4/15/26 (c)		1,373	1,385,920
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1 1.20%, 2/15/19		1,873	1,876,370
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3 1.10%, 9/15/19		780	781,393
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1 1.12%, 8/25/17 (c)		4,705	4,705,974
Hyundai Auto Receivables Trust
Series 2012-B, Class C 1.95%, 10/15/18		585	595,805
Mercedes Benz Auto Lease Trust 2014-A
Series 2014-A, Class A2A 0.48%, 6/15/16		1,263	1,263,032
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3 0.59%, 2/15/16		1,021	1,020,941
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A 0.79%, 11/15/17 (c)		3,196	3,199,624
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		2,105	2,109,486
Series 2013-5, Class A2A

	Principal Amount (000)		U.S. $ Value
0.64%, 4/17/17	U.S.$	317	$317,271

			46,984,557

Autos - Floating Rate - 2.1%
Ally Master Owner Trust
Series 2014-2, Class A 0.525%, 1/16/18 (f)		2,342	2,342,784
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A 0.555%, 9/15/17 (c) (f)		3,034	3,037,778
Ford Credit Floorplan Master Owner Trust A
Series 2013-1, Class A2 0.535%, 1/15/18 (f)		2,082	2,083,882
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A 0.645%, 6/20/17 (f)		3,340	3,342,268
Series 2012-4, Class A 0.595%, 10/20/17 (f)		1,239	1,239,506
Hertz Fleet Lease Funding LP
Series 2013-3, Class A 0.706%, 12/10/27 (c) (f)		2,498	2,501,655
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A 0.906%, 10/25/19 (c) (f)		1,301	1,301,000

			15,848,873

Credit Cards - Fixed Rate - 1.1%
American Express Credit Account Master Trust
Series 2014-2, Class A 1.26%, 1/15/20		901	903,867
Barclays Dryrock Issuance Trust
Series 2014-3, Class A 2.41%, 7/15/22		1,685	1,709,794
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9 5.10%, 11/20/17		1,300	1,357,914
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A 2.22%, 1/15/22		2,269	2,280,018
World Financial Network Credit Card Master Trust
Series 2012-B, Class A 1.76%, 5/17/21		1,310	1,323,695
Series 2013-A, Class A 1.61%, 12/15/21		809	808,415

			8,383,703

Credit Cards - Floating Rate - 0.5%
Cabela’s Master Credit Card Trust
Series 2014-1, Class A 0.505%, 3/16/20 (f)		600	599,764

	Principal Amount (000)		U.S. $ Value
First National Master Note Trust
Series 2013-2, Class A 0.685%, 10/15/19 (f)	U.S.$	1,619	$1,623,712
World Financial Network Credit Card Master Trust
Series 2014-A, Class A 0.535%, 12/15/19 (f)		1,715	1,718,087

			3,941,563

Other ABS - Fixed Rate - 0.5%
CIT Equipment Collateral 2014-VT1
Series 2014-VT1, Class A2 0.86%, 5/22/17 (c)		1,911	1,910,842
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2 0.59%, 8/24/16 (c)		1,729	1,729,349

			3,640,191

Other ABS - Floating Rate - 0.3%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A 0.536%, 7/20/19 (f)		1,993	1,990,921

Total Asset-Backed Securities (cost $80,667,806)			80,789,808

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%
Non-Agency Fixed Rate CMBS - 6.8%
Banc of America Commercial Mortgage
Series 2007-5, Class AM 5.772%, 2/10/51		618	664,377
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A 5.774%, 2/10/51		3,242	3,561,643
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ 5.611%, 9/11/41		1,182	1,220,512
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX 3.601%, 7/05/33 (c)		1,950	1,973,815
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A 3.369%, 3/13/35 (c)		1,970	2,023,684
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A 5.965%, 3/15/49		569	599,214
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4 5.959%, 5/15/46		2,011	2,197,609
Commercial Mortgage Pass-Through Certificates
Series 2007-GG9, Class A4 5.444%, 3/10/39		3,382	3,624,982
Series 2013-SFS, Class A1

	Principal Amount (000)		U.S. $ Value
1.873%, 4/12/35(c)	U.S.$	875	$860,815
Commercial Mortgage Trust
Series 2007-GG9, Class AM 5.475%, 3/10/39		1,282	1,351,430
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM 5.892%, 6/15/39		947	996,650
Extended Stay America Trust
Series 2013-ESH7, Class A17 2.295%, 12/05/31 (c)		1,320	1,307,826
GS Mortgage Securities Corp. II
Series 2013-KING, Class A 2.706%, 12/10/27 (c)		1,973	2,011,571
GS Mortgage Securities Trust
Series 2013-G1, Class A1 2.059%, 4/10/31 (c)		1,658	1,632,227
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A 4.838%, 7/15/41(c)		476	475,775
Series 2006-CB15, Class A4 5.814%, 6/12/43		1,939	2,045,034
Series 2007-CB19, Class AM 5.891%, 2/12/49		700	747,122
Series 2007-LD12, Class AM 6.197%, 2/15/51		598	657,143
Series 2007-LDPX, Class A1A 5.439%, 1/15/49		3,863	4,169,207
Series 2008-C2, Class A1A 5.998%, 2/12/51		1,588	1,754,889
Series 2010-C2, Class A1 2.749%, 11/15/43 (c)		1,121	1,135,532
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2 2.767%, 1/20/41 (c)		1,211	1,229,396
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A 5.739%, 8/12/43		1,266	1,345,696
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A 5.166%, 12/12/49		4,668	4,953,185
Motel 6 Trust
Series 2012-MTL6, Class A2 1.948%, 10/05/25 (c)		1,518	1,520,304
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4 3.091%, 8/10/49		317	322,548
Series 2012-C4, Class A5 2.85%, 12/10/45		637	634,824
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5 5.416%, 1/15/45		3,694	3,852,757
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		1,776	1,830,468

	Principal Amount (000)		U.S. $ Value
Series 2014-C20, Class A2 3.036%, 5/15/47	U.S.$	1,218	$1,269,539

			51,969,774

Non-Agency Floating Rate CMBS - 1.2%
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A 1.057%, 6/11/27 (c) (f)		1,490	1,490,002
Commercial Mortgage Pass-Through Certificates
Series 2014-SAVA, Class A 1.305%, 6/15/34 (c) (f)		1,270	1,269,819
Extended Stay America Trust
Series 2013-ESFL, Class A2FL 0.856%, 12/05/31 (c) (f)		1,010	1,009,993
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A 1.075%, 6/15/29 (c) (f)		1,987	1,984,735
PFP III Ltd.
Series 2014-1, Class A 1.325%, 6/14/31 (c) (f)		1,649	1,643,626
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A 1.203%, 4/15/32 (c) (f)		827	826,897
Starwood Retail Property Trust
1.15%, 11/15/27 (c) (f)		1,299	1,300,236

			9,525,308

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1 2.746%, 12/25/19		2,669	2,770,999

Total Commercial Mortgage-Backed Securities (cost $64,733,256)			64,266,081

CORPORATES - NON-INVESTMENT GRADE - 3.3%
Financial Institutions - 1.6%
Banking - 1.5%
Bank of America Corp.
Series Z 6.50%, 10/23/24 (e)		770	792,137
Bank of Ireland
2.063%, 9/22/15 (f) (g)	CAD	1,060	899,169
Barclays Bank PLC
6.86%, 6/15/32 (c) (e)	U.S.$	255	282,413
7.625%, 11/21/22		596	657,835
7.75%, 4/10/23		686	749,026
BNP Paribas SA
5.186%, 6/29/15 (c) (e)		502	506,393
Credit Agricole SA
7.875%, 1/23/24 (c) (e)		368	380,420

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group AG
7.50%, 12/11/23 (c) (e)	U.S.$	305	$323,300
Danske Bank A/S
5.684%, 2/15/17 (e)	GBP	772	1,234,503
HBOS Capital Funding LP
4.939%, 5/23/16 (e)	EUR	2,440	3,027,950
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)	U.S.$	1,365	1,360,160
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		285	326,396
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (c) (e)		340	343,400
Societe Generale SA
4.196%, 1/26/15 (e)	EUR	396	492,406
5.922%, 4/05/17 (c) (e)	U.S.$	230	239,660

			11,615,168

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		453	483,578
International Lease Finance Corp.
5.875%, 4/01/19		539	579,425

			1,063,003

			12,678,171

Industrial - 1.5%
Basic - 0.2%
Novelis, Inc.
8.375%, 12/15/17		166	173,055
Yamana Gold, Inc.
4.95%, 7/15/24		1,588	1,541,333

			1,714,388

Communications - Media - 0.2%
CSC Holdings LLC
8.625%, 2/15/19		268	311,885
Numericable Group SA
5.375%, 5/15/22 (c)	EUR	283	369,491
Univision Communications, Inc.
6.875%, 5/15/19 (c)	U.S.$	596	625,800

			1,307,176

Communications - Telecommunications - 0.1%
Sprint Corp.
7.875%, 9/15/23		810	848,475
Consumer Cyclical - Automotive - 0.2%
General Motors Co.
3.50%, 10/02/18		775	794,375
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		352	377,520

			1,171,895

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19	U.S.$	632	$628,840
MCE Finance Ltd.
5.00%, 2/15/21 (c)		385	373,450

			1,002,290

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		278	285,993
Energy - 0.5%
Access Midstream Partners LP/ACMP
Finance Corp. 4.875%, 3/15/24		758	773,160
California Resources Corp.
5.50%, 9/15/21 (c)		508	455,930
Cimarex Energy Co.
4.375%, 6/01/24		567	559,912
ONEOK, Inc.
4.25%, 2/01/22		1,321	1,306,177
Paragon Offshore PLC
6.75%, 7/15/22 (c)		117	68,738
7.25%, 8/15/24 (c)		671	389,180
SM Energy Co.
6.50%, 1/01/23		74	74,925

			3,628,022

Services - 0.1%
Sabre GLBL, Inc.
8.50%, 5/15/19 (c)		699	753,173

Transportation - Services - 0.1%
Hertz Corp. (The)
6.75%, 4/15/19		690	712,425

			11,423,837

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		700	801,500
NRG Energy, Inc.
6.25%, 5/01/24 (c)		532	543,970

			1,345,470

Total Corporates - Non-Investment Grade (cost $25,945,279)			25,447,478

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
GSE Risk Share Floating Rate - 1.0%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M1 1.005%, 4/25/24 (f)		763	755,679
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes Series 2013-DN2, Class M2

	Principal Amount (000)		U.S. $ Value
4.405%, 11/25/23 (f) Series 2014-DN3, Class M3	U.S.$	1,940	$1,973,977
4.155%, 8/25/24 (f) Series 2014-HQ3, Class M3		1,965	1,847,490
4.905%, 10/25/24 (f)		790	778,560
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1 1.355%, 7/25/24 (f)		721	712,940
Series 2014-C04, Class 1M2 5.055%, 11/25/24(f)		1,526	1,535,307
Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M3 3.755%, 4/25/24 (f)		547	503,252

			8,107,205

Agency Fixed Rate - 0.1%
Federal National Mortgage Association
Series 2010-117, Class DI 4.50%, 5/25/25		5,749	663,080

Total Collateralized Mortgage Obligations (cost $8,902,523)			8,770,285

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		586	618,932
China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (c)		1,910	2,022,170
Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		1,500	1,695,946
Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		900	933,525
United Arab Emirates - 0.2%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		1,695	1,786,191

Total Quasi-Sovereigns (cost $6,689,674)			7,056,764

GOVERNMENTS - TREASURIES - 0.5%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17 (cost $3,835,556)	BRL	10,010	3,741,573

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)	U.S.$	730	$764,675

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		547	549,735

Israel - 0.2%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (c)		1,380	1,398,174

Total Governments - Sovereign Agencies (cost $2,708,423)			2,712,584

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Communications - Telecommunications - 0.1%
Comcel Trust
6.875%, 2/06/24 (c)		387	412,155

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		760	809,400
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)		761	98,930
11.75%, 2/09/22 (c)		270	35,100

			943,430

Total Emerging Markets - Corporate Bonds (cost $1,740,747)			1,355,585

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Insurance - 0.1%
Allstate Corp. (The)
5.10% (cost $740,144)		27,700	708,566

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (h) (i) (cost $9,395,484)		9,395,484	9,395,484

U.S. $ Value
Total Investments - 139.4% (cost $1,063,149,567) (j)	$1,065,612,280
Other assets less liabilities - (39.4)% (k)	(301,304,482)

Net Assets - 100.0%	$764,307,798

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Ultra Bond (CBT) Futures	60	March 2015	$9,414,433	$9,648,750	$234,317
Sold Contracts
U.S. Long Bond (CBT) Futures	35	March 2015	4,904,318	4,991,875	(87,557)
U.S. T-Note 10 Yr (CBT) Futures	329	March 2015	41,456,037	41,798,422	(342,385)
U.S. T-Note 2 Yr (CBT) Futures	244	March 2015	53,408,917	53,470,313	(61,396)
U.S. T-Note 5 Yr (CBT) Futures	703	March 2015	83,585,854	84,003,008	(417,154)

					$(674,175)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	JPY	410,050	USD	3,789	12/05/14	$335,204
BNP Paribas SA	CAD	9,198	USD	8,093	1/14/15	58,129
Goldman Sachs Bank USA	EUR	10,670	USD	13,396	1/09/15	125,608
Goldman Sachs Bank USA	MXN	105,690	USD	7,782	1/15/15	206,034
HSBC Bank USA	GBP	696	USD	1,099	12/18/14	13,082
JPMorgan Chase Bank	BRL	7,819	USD	3,055	1/05/15	44,950
Royal Bank of Scotland PLC	AUD	6,751	USD	5,927	12/12/14	186,668
Royal Bank of Scotland PLC	USD	7,765	MXN	106,444	1/15/15	(134,775)
State Street Bank & Trust Co.	BRL	1,676	USD	651	1/05/15	5,707
State Street Bank & Trust Co.	BRL	428	USD	164	1/05/15	(611)
UBS AG	USD	221	CAD	249	1/14/15	(3,513)

						$836,483

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.77%	15,424	$(1,412,255)	$(524,560)
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	2.77	6,183	(566,080)	(364,203)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.54	23,810	(534,307)	(227,734)

				$(2,512,642)	$(1,116,497)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$43,660	5/06/19	3 Month LIBOR	1.751%	$510,377
Morgan Stanley & Co., LLC/(CME Group)		8,240	7/02/19	3 Month LIBOR	1.701%	112,451
Morgan Stanley & Co., LLC/(CME Group)	NZD	10,540	9/25/19	3 Month BKBM	4.390%	118,398
Morgan Stanley & Co., LLC/(CME Group)	CAD	12,860	10/03/19	1.993%	3 Month CDOR	(115,272)
Morgan Stanley & Co., LLC/(CME Group)		$9,840	10/07/19	3 Month LIBOR	1.935%	178,185
Morgan Stanley & Co., LLC/(CME Group)		14,230	10/31/19	3 Month LIBOR	1.747%	105,389
Morgan Stanley & Co., LLC/(CME Group)		3,630	6/25/21	2.243%	3 Month LIBOR	(105,545)
Morgan Stanley & Co., LLC/(CME Group)		4,910	1/14/24	2.980%	3 Month LIBOR	(362,547)
Morgan Stanley & Co., LLC/(CME Group)		4,330	2/14/24	2.889%	3 Month LIBOR	(274,157)
Morgan Stanley & Co., LLC/(CME Group)		6,120	4/28/24	2.817%	3 Month LIBOR	(308,667)
Morgan Stanley & Co., LLC/(CME Group)		4,360	5/06/24	2.736%	3 Month LIBOR	(186,073)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$3,520	5/29/24	3 Month LIBOR	2.628%	$110,535
Morgan Stanley & Co., LLC/(CME Group)		2,650	6/05/24	2.710%	3 Month LIBOR	(134,884)
Morgan Stanley & Co., LLC/(CME Group)		8,860	7/02/24	2.632%	3 Month LIBOR	(367,873)
Morgan Stanley & Co., LLC/(CME Group)		4,440	7/10/24	2.674%	3 Month LIBOR	(198,874)
Morgan Stanley & Co., LLC/(CME Group)		3,550	7/18/24	3 Month LIBOR	2.668%	154,823
Morgan Stanley & Co., LLC/(CME Group)		5,140	9/24/24	3 Month LIBOR	2.691%	203,481
Morgan Stanley & Co., LLC/(CME Group)	NZD	7,080	9/25/24	4.628%	3 Month BKBM	$(145,522)

						$(705,775)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30,2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00%	0.53%	USD	2,140	$31,522	$(42,234)	$73,756
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	0.98		826	1,194	(10,171)	11,365
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	0.98		484	700	(5,352)	6,052
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	0.98		336	486	(4,143)	4,629
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	0.98		334	483	(4,110)	4,593
Bank of America, NA:
Societe Generale, 5.25% 3/28/13, 12/20/17*	3.00	0.43	EUR	1,400	147,807	51,250	96,557

					$182,192	$(14,760)	$196,952

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$15,500	1/15/16	CPI #	0.970%		$54,437
Citibank	15,500	1/15/16	0.945%	CPI	#	(49,969)
Citibank	17,500	7/15/16	2.075%	CPI	#	(331,731)
Morgan Stanley Capital Services LLC	10,900	7/15/17	1.955%	CPI	#	(163,528)

						$(490,791)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,590	1/17/22	2.050%	3 Month LIBOR	$(75,332)
JPMorgan Chase Bank	8,040	5/17/21	3.268%	3 Month LIBOR	(685,341)
Morgan Stanley Capital Services LLC	5,480	2/21/42	2.813%	3 Month LIBOR	21,713
Morgan Stanley Capital Services LLC	3,990	3/06/42	2.804%	3 Month LIBOR	29,903

					$(709,057)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at November 30, 2014
Bank of America	0.20	%*	1/07/15	$7,529,379
Bank of America†	0.17	%*	—	2,797,757
Barclays†	0.19	%*	—	72,889,385
HSBC	0.14	%*	12/03/14	21,262,714
HSBC	0.16	%*	1/13/15	14,487,465
HSBC	0.20	%*	1/15/15	40,368,140
HSBC	0.22	%*	1/14/15	16,253,678
HSBC†	0.14	%*	—	20,502,665

Broker	Interest Rate		Maturity	U.S. $ Value at November 30, 2014
JPMorgan Chase	0.14	%*	1/06/15	$53,491,481
JPMorgan Chase	0.16	%*	2/11/15	49,940,163

				$299,522,827

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on November 30, 2014
*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $118,867,205 or 15.6% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2014.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Floating Rate Security. Stated interest rate was in effect at November 30, 2014.
(g)	Illiquid security.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,410,798 and gross unrealized depreciation of investments was $(10,948,085), resulting in net unrealized appreciation of $2,462,713.
(k)	An amount of U.S. $1,054,770 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar
Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CFC	-	Customer Facility Charge
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index

FHLMC	-	Federal Home Loan Mortgage Corporation
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AB Pooling Portfolios

Bond Inflation Protection Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$736,694,383		$	– 0	–	$736,694,383
Corporates - Investment Grade		– 0	–	124,673,689			– 0	–	124,673,689
Asset-Backed Securities		– 0	–	75,158,696			5,631,112		80,789,808
Commercial Mortgage-Backed Securities		– 0	–	54,828,924			9,437,157		64,266,081
Corporates - Non-Investment Grade		– 0	–	25,447,478			– 0	–	25,447,478
Collateralized Mortgage Obligations		– 0	–	663,080			8,107,205		8,770,285
Quasi-Sovereigns		– 0	–	7,056,764			– 0	–	7,056,764
Governments - Treasuries		– 0	–	3,741,573			– 0	–	3,741,573
Governments - Sovereign Agencies		– 0	–	2,712,584			– 0	–	2,712,584
Emerging Markets - Corporate Bonds		– 0	–	1,355,585			– 0	–	1,355,585
Preferred Stocks		708,566		– 0	–		– 0	–	708,566
Short-Term Investments		9,395,484		– 0	–		– 0	–	9,395,484

Total Investments in Securities		10,104,050		1,032,332,756			23,175,474		1,065,612,280
Other Financial Instruments* :
Assets:
Futures		234,317		– 0	–		– 0	–	234,317
Forward Currency Exchange Contracts		– 0	–	975,382			– 0	–	975,382
Centrally Cleared Interest Rate Swaps		– 0	–	1,493,639			– 0	–	1,493,639
Credit Default Swaps		– 0	–	196,952			– 0	–	196,952
Inflation (CPI) Swaps		– 0	–	54,437			– 0	–	54,437
Interest Rate Swaps		– 0	–	51,616			– 0	–	51,616
Liabilities:
Futures		(908,492)		– 0	–		– 0	–	(908,492)
Forward Currency Exchange Contracts		– 0	–	(138,899)			– 0	–	(138,899)
Centrally Cleared Credit Default Swaps		– 0	–	(1,116,497)			– 0	–	(1,116,497)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,199,414)			– 0	–	(2,199,414)
Inflation (CPI) Swaps		– 0	–	(545,228)			– 0	–	(545,228)
Interest Rate Swaps		– 0	–	(760,673)			– 0	–	(760,673)

Total+		$9,429,875		$1,030,344,071			$23,175,474		$1,062,949,420

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/14	$6,855,167		$7,281,022		$7,226,396
Accrued discounts/(premiums)	14		(6,973)		(140)
Realized gain (loss)	948		(516)		19,191
Change in unrealized appreciation/depreciation	(3,763)		(62,321)		(412,231)
Purchases	1,910,841		2,230,779		2,316,000
Sales	(3,132,095)		(4,834)		(1,042,011)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/14	$5,631,112		$9,437,157		$8,107,205

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/14	$(2,017)		$(62,321)		$(358,469)

	Total
Balance as of 8/31/14	$21,362,585
Accrued discounts/(premiums)	(7,099)
Realized gain (loss)	19,623
Change in unrealized appreciation/depreciation	(478,315)
Purchases	6,457,620
Sales	(4,178,940)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/14	$23,175,474

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/14	$(422,807)

As of November 30, 2014 all level securities were priced by third party vendors.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

High-Yield Portfolio

Portfolio of Investments

November 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 74.9%
Industrial - 61.0%
Basic - 5.0%
AK Steel Corp.
8.75%, 12/01/18	U.S.$	130	$138,450
Aleris International, Inc.
7.625%, 2/15/18		519	531,975
7.875%, 11/01/20		230	235,750
ArcelorMittal
6.00%, 3/01/21		249	261,761
6.125%, 6/01/18		1,330	1,409,800
7.25%, 3/01/41		681	684,405
7.50%, 10/15/39		837	866,295
Arch Coal, Inc.
7.25%, 6/15/21		594	216,810
Ardagh Finance Holdings SA
8.625%, 6/15/19 (a) (b) (c)		380	391,400
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (c)		275	297,000
Cliffs Natural Resources, Inc.
4.875%, 4/01/21		237	151,680
6.25%, 10/01/40		508	329,565
Commercial Metals Co.
6.50%, 7/15/17		336	360,360
Emeco Pty Ltd.
9.875%, 3/15/19 (b) (c)		1,042	953,430
FMG Resources August 206 Pty Ltd.
6.875%, 4/01/22 (b) (c)		485	434,075
8.25%, 11/01/19 (c)		635	587,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 2/01/18		102	96,390
Huntsman International LLC
8.625%, 3/15/21		831	901,635
Ineos Finance PLC
8.375%, 2/15/19 (c)		425	453,688
INEOS Group Holdings SA
6.125%, 8/15/18 (c)		345	339,428
Jefferson Smurfit Corp./US
8.25%, 10/01/12 (d)		630	315
JMC Steel Group, Inc.
8.25%, 3/15/18 (c)		696	697,740
Kerling PLC
10.625%, 2/01/17 (c)	EUR	255	325,641
Lundin Mining Corp.
7.875%, 11/01/22 (c)	U.S.$	270	278,775
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)		587	378,615
Molycorp, Inc.
3.25%, 6/15/16		385	177,100
10.00%, 6/01/20		615	390,525
Momentive Performance Materials, Inc.
3.88%, 10/24/21		461	403,375
8.875%, 10/15/20 (e) (f)		461	0

	Principal Amount (000)		U.S. $ Value
Novelis, Inc.
8.75%, 12/15/20	U.S.$	509	$552,265
Peabody Energy Corp.
6.00%, 11/15/18		965	919,162
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (c)		501	516,656
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		400	408,000
11.25%, 10/15/18		80	84,800
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (c)		700	721,070
Smurfit-stone Container Enterp
8.00%, 3/15/17 (d)		650	325
Steel Dynamics, Inc.
6.125%, 8/15/19		515	549,762
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18 (b)		116	105,850
9.75%, 12/01/17		500	535,625
TPC Group, Inc.
8.75%, 12/15/20 (c)		622	645,325
W.R. Grace & Co.-Conn
5.125%, 10/01/21 (c)		211	218,913
5.625%, 10/01/24 (c)		106	111,963

			17,663,074

Capital Goods - 5.4%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (c)		328	331,280
Apex Tool Group LLC
7.00%, 2/01/21 (c)		588	532,140
Ardagh Packaging Finance PLC
9.125%, 10/15/20 (c)		230	247,825
9.25%, 10/15/20 (c)	EUR	145	193,026
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (b) (c)	U.S.$	570	564,300
Ashtead Capital, Inc.
5.625%, 10/01/24 (c)		365	385,075
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
5.625%, 12/15/16 (c)		575	576,437
6.00%, 6/15/17 (c)		171	170,573
Bombardier, Inc.
6.00%, 10/15/22 (c)		1,135	1,153,671
6.125%, 1/15/23 (c)		975	1,001,812
7.45%, 5/01/34 (c)		564	575,280
CNH Industrial Capital LLC
3.625%, 4/15/18		770	766,150
EnPro Industries, Inc.
5.875%, 9/15/22 (c)		266	273,315

	Principal Amount (000)		U.S. $ Value
HD Supply, Inc.
7.50%, 7/15/20	U.S.$	1,060	$1,118,300
KLX, Inc.
5.875%, 12/01/22 (c)		206	209,605
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		472	484,980
8.50%, 11/01/20		572	620,620
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (c)		308	321,090
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		90	74,721
Officine Maccaferri SpA
5.75%, 6/01/21 (c)	EUR	550	677,059
Rexel SA
6.125%, 12/15/19 (c)	U.S.$	645	670,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		540	555,525
8.25%, 2/15/21		1,309	1,366,269
9.00%, 4/15/19		1,885	1,965,112
9.875%, 8/15/19		400	431,000
RSI Home Products, Inc.
6.875%, 3/01/18 (c)		1,012	1,060,191
Sealed Air Corp.
4.875%, 12/01/22 (c)		136	135,490
5.125%, 12/01/24 (c)		135	135,338
6.875%, 7/15/33 (c)		681	709,091
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		518	576,275
TransDigm, Inc.
6.00%, 7/15/22		530	535,300
6.50%, 7/15/24		616	628,320

			19,045,970

Communications - Media - 8.6%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (c)	GBP	555	953,601
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22 (c)	U.S.$	186	190,650
5.875%, 3/15/25 (c)		154	159,390
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23		785	769,300
5.75%, 1/15/24		1,175	1,182,344
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (c)		644	621,460
6.375%, 9/15/20 (c)		490	508,375
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		525	544,582
Series A 7.625%, 3/15/20		100	103,500
Series B 6.50%, 11/15/22		775	807,937

	Principal Amount (000)		U.S. $ Value
Crown Media Holdings, Inc.
10.50%, 7/15/19	U.S.$	470	$515,238
CSC Holdings LLC
5.25%, 6/01/24 (c)		362	358,833
7.625%, 7/15/18		1,140	1,292,475
DISH DBS Corp.
5.875%, 11/15/24 (c)		2,073	2,088,547
Gannett Co., Inc.
4.875%, 9/15/21 (c)		455	457,275
5.50%, 9/15/24 (c)		114	115,568
6.375%, 10/15/23		710	764,137
Hughes Satellite Systems Corp.
7.625%, 6/15/21		965	1,071,150
iHeartCommunications, Inc.
6.875%, 6/15/18		1,231	1,109,439
9.00%, 12/15/19		390	383,175
9.00%, 9/15/22 (c)		365	355,875
10.00%, 1/15/18		475	378,813
Intelsat Jackson Holdings SA
5.50%, 8/01/23		2,734	2,692,990
7.25%, 10/15/20		1,900	2,016,375
LGE HoldCo VI BV
7.125%, 5/15/24 (c)	EUR	510	699,161
Media General Financing Sub, Inc.
5.875%, 11/15/22 (c)	U.S.$	222	223,110
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		350	369,250
Radio One, Inc.
9.25%, 2/15/20 (c)		308	294,140
RR Donnelley & Sons Co.
7.25%, 5/15/18		523	577,915
Sinclair Television Group, Inc.
5.625%, 8/01/24 (c)		915	892,125
6.125%, 10/01/22		576	593,280
Sirius XM Radio, Inc.
5.875%, 10/01/20 (c)		381	401,955
6.00%, 7/15/24 (c)		761	785,732
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		745	769,212
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (c)	EUR	420	561,940
Time, Inc.
5.75%, 4/15/22 (c)	U.S.$	429	411,840
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (c)		332	358,560
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (c)		580	603,200
Unitymedia KabelBW GmbH
6.125%, 1/15/25 (c)		497	519,986
Univision Communications, Inc.
5.125%, 5/15/23 (c)		149	156,078
6.75%, 9/15/22 (c)		335	368,500

	Principal Amount (000)		U.S. $ Value
UPCB Finance III Ltd.
6.625%, 7/01/20 (c)	U.S.$	550	$576,125
Virgin Media Finance PLC
4.875%, 2/15/22		208	186,160
6.00%, 10/15/24 (c)		747	782,482
6.375%, 4/15/23 (c)		545	580,425
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a) (c)		152	157,320

			30,309,525

Communications - Telecommunications - 6.4%
Altice SA
7.75%, 5/15/22 (c)		1,013	1,047,189
CenturyLink, Inc.
Series T 5.80%, 3/15/22		265	278,250
Series U 7.65%, 3/15/42		760	760,000
Series W 6.75%, 12/01/23		335	371,850
Columbus International, Inc.
7.375%, 3/30/21 (c)		829	891,175
Crown Castle International Corp.
4.875%, 4/15/22		412	412,000
Frontier Communications Corp.
6.25%, 9/15/21		655	668,951
7.625%, 4/15/24		1,068	1,129,410
7.875%, 1/15/27		127	129,540
9.00%, 8/15/31		545	587,238
Level 3 Communications, Inc.
8.875%, 6/01/19		169	180,830
Level 3 Financing, Inc.
6.125%, 1/15/21		642	669,285
7.00%, 6/01/20		800	855,000
Sprint Capital Corp.
6.875%, 11/15/28		3,030	2,840,625
8.75%, 3/15/32		625	657,031
Sprint Communications, Inc.
6.00%, 11/15/22		425	409,063
9.00%, 11/15/18 (c)		945	1,093,837
Sprint Corp.
7.25%, 9/15/21		520	530,400
7.875%, 9/15/23		938	982,555
Sunrise Communications Holdings SA
8.50%, 12/31/18 (c)	EUR	350	455,336
T-Mobile USA, Inc.
6.25%, 4/01/21	U.S.$	900	922,500
6.375%, 3/01/25		435	441,525
6.50%, 1/15/24		715	731,087
6.625%, 4/01/23		239	247,963
6.731%, 4/28/22		420	434,700
Telecom Italia Capital SA
6.375%, 11/15/33		1,050	1,071,000

	Principal Amount (000)		U.S. $ Value
Wind Acquisition Finance SA
4.75%, 7/15/20 (c)	U.S.$	380	$365,750
6.50%, 4/30/20 (c)		710	734,850
7.375%, 4/23/21 (c)		407	391,738
Windstream Corp.
7.50%, 4/01/23		715	727,512
7.875%, 11/01/17		675	744,609
8.125%, 9/01/18		900	939,375

			22,702,174

Consumer Cyclical - Automotive - 1.4%
Affinia Group, Inc.
7.75%, 5/01/21		579	594,922
Allison Transmission, Inc.
7.125%, 5/15/19 (c)		298	312,900
Autodis SA
6.50%, 2/01/19 (c)	EUR	415	522,224
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (b)	U.S.$	427	443,013
Exide Technologies
8.625%, 2/01/18 (e) (g)		586	46,880
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (c)		214	208,115
LKQ Corp.
4.75%, 5/15/23		609	590,730
Rhino Bondco SpA
5.584%, 12/15/19 (c) (h)	EUR	200	243,219
7.25%, 11/15/20 (c)		275	353,951
Schaeffler Holding Finance BV
6.75%, 11/15/22 (a) (c)	U.S.$	273	288,015
6.875%, 8/15/18 (a) (c)	EUR	544	711,950
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (c)		312	409,513
Titan International, Inc.
6.875%, 10/01/20	U.S.$	360	331,200

			5,056,632

Consumer Cyclical - Entertainment - 0.4%
Carlson Travel Holdings, Inc.
7.50%, 8/15/19 (c)		244	245,830
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24 (c)		167	166,583
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (c)		284	302,460
Pinnacle Entertainment, Inc.
7.50%, 4/15/21		373	394,447
Regal Entertainment Group
5.75%, 3/15/22		385	366,713

			1,476,033

Consumer Cyclical - Other - 2.5%
Beazer Homes USA, Inc.
5.75%, 6/15/19		350	336,000

	Principal Amount (000)		U.S. $ Value
Boyd Gaming Corp.
9.00%, 7/01/20	U.S.$	870	$924,375
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20		575	457,125
10.00%, 12/15/18		825	102,713
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20 (c)		350	343,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22 (c)		760	672,600
GTECH SpA
8.25%, 3/31/66 (c)	EUR	730	954,139
Isle of Capri Casinos, Inc.
7.75%, 3/15/19	U.S.$	545	570,887
KB Home
4.75%, 5/15/19		290	288,550
M/I Homes, Inc.
8.625%, 11/15/18		790	825,550
Marina District Finance Co., Inc.
9.875%, 8/15/18		370	388,574
Ryland Group, Inc. (The)
6.625%, 5/01/20		335	357,612
Scientific Games International, Inc.
7.00%, 1/01/22 (c)		306	307,913
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		503	533,180
Standard Pacific Corp.
8.375%, 5/15/18		500	569,375
Studio City Finance Ltd.
8.50%, 12/01/20 (c)		1,025	1,096,750
Toll Brothers Finance Corp.
4.00%, 12/31/18		157	158,178

			8,886,521

Consumer Cyclical - Restaurants - 0.4%
1011778 B.C. ULC/New Red Finance, Inc.
6.00%, 4/01/22 (c)		414	424,350
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (c)	GBP	330	505,151
Twinkle Pizza Holdings PLC
8.625%, 8/01/22 (c)		103	162,659
Twinkle Pizza PLC
6.625%, 8/01/21 (c)		107	170,476

			1,262,636

Consumer Cyclical - Retailers - 2.4%
Asbury Automotive Group, Inc.
8.375%, 11/15/20	U.S.$	357	397,984
Brighthouse Group PLC
7.875%, 5/15/18 (c)	GBP	669	1,013,628

	Principal Amount (000)		U.S. $ Value
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	544	$565,760
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a) (b) (c)		931	879,795
CST Brands, Inc.
5.00%, 5/01/23		1,572	1,583,790
DFS Furniture Holdings PLC
7.625%, 8/15/18 (c)	GBP	305	495,466
Group 1 Automotive, Inc.
5.00%, 6/01/22 (c)	U.S.$	410	404,875
L Brands, Inc.
8.50%, 6/15/19		820	971,700
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (b) (c)		760	780,900
Murphy Oil USA, Inc.
6.00%, 8/15/23		204	215,730
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a) (c)		317	341,568
New Look Bondco I PLC
8.375%, 5/14/18 (c)		710	745,571
Wolverine World Wide, Inc.
6.125%, 10/15/20		251	262,295

			8,659,062

Consumer Non-Cyclical - 10.0%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		750	785,625
Alere, Inc.
8.625%, 10/01/18		739	766,713
Amsurg Corp.
5.625%, 7/15/22 (c)		208	213,200
Anna Merger Sub, Inc.
7.75%, 10/01/22 (c)		180	184,500
Aramark Services, Inc.
5.75%, 3/15/20		244	251,930
Big Heart Pet Brands
7.625%, 2/15/19		350	342,781
Boparan Finance PLC
5.25%, 7/15/19 (c)	GBP	121	170,956
5.50%, 7/15/21 (c)		225	303,161
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a) (c)	U.S.$	725	734,063
Care UK Health & Social Care PLC
5.56%, 7/15/19 (c) (h)	GBP	233	339,925
Cerba European Lab SAS
7.00%, 2/01/20 (c)	EUR	270	355,875
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	2,726	2,886,152
7.125%, 7/15/20		685	724,388
Endo Finance LLC
5.75%, 1/15/22 (c)		225	230,063

	Principal Amount (000)		U.S. $ Value
Endo Finance LLC & Endo Finco, Inc.
7.00%, 7/15/19 (c)	U.S.$	670	$701,825
7.25%, 1/15/22 (c)		255	272,850
Envision Healthcare Corp.
5.125%, 7/01/22 (c)		395	398,950
First Quality Finance Co., Inc.
4.625%, 5/15/21 (c)		1,535	1,412,200
Galaxy Bidco Ltd.
6.375%, 11/15/20 (c)	GBP	215	325,755
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22 (c)	U.S.$	270	278,100
HCA, Inc.
4.25%, 10/15/19		2,317	2,328,585
6.50%, 2/15/20		1,545	1,709,156
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (c)	EUR	735	972,035
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	U.S.$	1,210	1,270,500
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (a) (c)		422	430,440
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (c)		995	1,069,625
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,015	1,124,112
Labco SA
8.50%, 1/15/18 (c)	EUR	400	519,762
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 8/01/22 (c)	U.S.$	339	346,628
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (c)		185	192,863
New Albertsons, Inc.
7.45%, 8/01/29		470	425,350
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		360	378,900
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.75%, 8/15/19		576	584,640
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (c)		540	592,650
Post Holdings, Inc.
7.375%, 2/15/22		407	411,070
Priory Group No 3 PLC
7.00%, 2/15/18 (c)	GBP	282	457,475
R&R Ice Cream PLC
5.50%, 5/15/20 (c)		358	545,238
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (c)	U.S.$	176	179,520
Smithfield Foods, Inc.
5.25%, 8/01/18 (c)		660	679,800
5.875%, 8/01/21 (c)		220	233,200
Spectrum Brands, Inc.
6.625%, 11/15/22		464	494,160

	Principal Amount (000)		U.S. $ Value
Stretford 79 PLC
6.25%, 7/15/21 (b) (c)	GBP	455	$575,675
Sun Products Corp. (The)
7.75%, 3/15/21 (c)	U.S.$	333	281,385
TeamSystem Holding SpA
7.375%, 5/15/20 (c)	EUR	213	276,469
Tenet Healthcare Corp.
5.50%, 3/01/19 (c)	U.S.$	450	452,250
6.875%, 11/15/31		928	890,880
8.00%, 8/01/20		1,040	1,105,000
8.125%, 4/01/22		1,308	1,461,690
United Surgical Partners International, Inc.
9.00%, 4/01/20		382	410,650
Valeant Pharmaceuticals International
6.375%, 10/15/20 (c)		800	830,008
6.875%, 12/01/18 (c)		825	854,906
7.00%, 10/01/20 (c)		1,215	1,275,750
Voyage Care Bondco PLC
6.50%, 8/01/18 (c)	GBP	100	159,324

			35,198,708

Energy - 9.2%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24	U.S.$	534	544,680
Antero Resources Corp.
5.125%, 12/01/22 (c)		325	315,250
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21		645	737,719
Atwood Oceanics, Inc.
6.50%, 2/01/20		234	215,280
Basic Energy Services, Inc.
7.75%, 2/15/19 (b)		500	415,000
Bonanza Creek Energy, Inc.
5.75%, 2/01/23		389	342,320
6.75%, 4/15/21		203	192,850
Bristow Group, Inc.
6.25%, 10/15/22		222	224,220
California Resources Corp.
5.50%, 9/15/21 (c)		511	458,622
6.00%, 11/15/24 (c)		859	766,121
Canbriam Energy, Inc.
9.75%, 11/15/19 (c)		241	228,950
CHC Helicopter SA
9.25%, 10/15/20		548	553,581
Chesapeake Energy Corp.
2.50%, 5/15/37		1,225	1,202,031
6.875%, 11/15/20		877	982,240
Cimarex Energy Co.
4.375%, 6/01/24		425	419,688
Denbury Resources, Inc.
4.625%, 7/15/23		315	264,600
5.50%, 5/01/22		107	100,313
Energy Transfer Equity LP
5.875%, 1/15/24		406	430,360

	Principal Amount (000)		U.S. $ Value
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19	U.S.$	135	$108,000
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		823	857,977
EXCO Resources, Inc.
8.50%, 4/15/22		381	324,803
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (c)		950	942,875
Golden Close Maritime Corp., Ltd.
11.00%, 12/09/15		304	309,674
Halcon Resources Corp.
8.875%, 5/15/21		237	182,490
9.75%, 7/15/20		358	273,870
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (c)		185	175,056
7.25%, 10/01/20 (c)		747	780,615
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		543	501,596
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22 (c)		705	636,262
Jupiter Resources, Inc.
8.50%, 10/01/22 (c)		879	760,335
Key Energy Services, Inc.
6.75%, 3/01/21		599	461,230
Kodiak Oil & Gas Corp.
5.50%, 2/01/22		380	370,500
Laredo Petroleum, Inc.
7.375%, 5/01/22		575	580,750
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21 (c)		149	131,120
8.00%, 12/01/20		205	193,725
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		2,224	1,989,090
6.50%, 9/15/21		320	276,800
Memorial Resource Development Corp.
5.875%, 7/01/22 (c)		744	706,800
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (c)		371	343,175
Oasis Petroleum, Inc.
6.875%, 3/15/22		582	547,080
Offshore Group Investment Ltd.
7.50%, 11/01/19		483	362,250
Pacific Drilling SA
5.375%, 6/01/20 (c)		936	739,440
Paragon Offshore PLC
6.75%, 7/15/22 (c)		266	156,275
7.25%, 8/15/24 (c)		873	506,340
Petroleum Geo-Services ASA
7.375%, 12/15/18 (c)		348	295,800
PHI, Inc.
5.25%, 3/15/19		455	435,662
Precision Drilling Corp.
6.50%, 12/15/21		299	284,050

	Principal Amount (000)		U.S. $ Value
QEP Resources, Inc.
5.375%, 10/01/22	U.S.$	1,080	$1,026,000
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		571	536,740
5.00%, 10/01/22		635	622,300
5.50%, 4/15/23		387	387,000
Rosetta Resources, Inc.
5.875%, 6/01/24		611	574,340
RSP Permian, Inc.
6.625%, 10/01/22 (c)		156	151,710
Sabine Pass Liquefaction LLC
5.625%, 2/01/21		1,000	1,022,500
5.75%, 5/15/24		906	916,192
6.25%, 3/15/22		565	598,900
Sanchez Energy Corp.
6.125%, 1/15/23 (c)		743	668,700
7.75%, 6/15/21		430	423,550
Seven Generations Energy Ltd.
8.25%, 5/15/20 (c)		684	707,940
SM Energy Co.
5.00%, 1/15/24		325	298,188
6.50%, 1/01/23		37	37,463
Southern Star Central Corp.
5.125%, 7/15/22 (c)		380	380,000
Tervita Corp.
8.00%, 11/15/18 (c)		631	567,900
10.875%, 2/15/18 (b) (c)		332	282,200
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (c)		400	326,000
Whiting Petroleum Corp.
5.00%, 3/15/19		299	290,778

			32,445,866

Other Industrial - 2.8%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (c)		1,210	1,249,325
10.75%, 10/15/19 (c)		200	187,000
B456 Systems, Inc.
3.75%, 4/15/16 (d) (f)		270	16,875
Galapagos Holding SA
7.00%, 6/15/22 (c)	EUR	270	315,588
General Cable Corp.
4.50%, 11/15/29	U.S.$	319	215,923
5.75%, 10/01/22		387	321,210
Interline Brands, Inc.
10.00%, 11/15/18 (a)		590	616,550
Laureate Education, Inc.
9.75%, 9/01/19 (b) (c)		1,259	1,306,212
Modular Space Corp.
10.25%, 1/31/19 (c)		487	489,435
NANA Development Corp.
9.50%, 3/15/19 (c)		1,156	1,098,200

	Principal Amount (000)		U.S. $ Value
New Enterprise Stone & Lime Co., Inc.
5.00%, 3/15/18 (a)	U.S.$	377	$404,054
11.00%, 9/01/18		537	507,465
Novafives SAS
4.082%, 6/30/20 (c) (h)	EUR	140	173,561
4.50%, 6/30/21 (c)		430	531,074
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (c)	U.S.$	422	425,439
Trionista Holdco GmbH
5.00%, 4/30/20 (c)	EUR	413	533,060
Trionista TopCo GmbH
6.875%, 4/30/21 (c)		253	334,255
Xella Holdco Finance SA
9.125%, 9/15/18 (a) (c)		820	1,034,924

			9,760,150

Services - 0.8%
ADT Corp. (The)
4.125%, 4/15/19 (b)	U.S.$	446	444,272
6.25%, 10/15/21 (b)		270	282,825
Cerved Group SpA
6.375%, 1/15/20 (c)	EUR	241	319,150
8.00%, 1/15/21 (c)		270	365,167
Geo Debt Finance SCA
7.50%, 8/01/18 (c)		180	188,802
IHS, Inc.
5.00%, 11/01/22 (c)	U.S.$	237	240,555
Mobile Mini, Inc.
7.875%, 12/01/20		309	330,630
Sabre GLBL, Inc.
8.50%, 5/15/19 (c)		508	547,370
ServiceMaster Co. LLC (The)
7.00%, 8/15/20		19	20,021
8.00%, 2/15/20		222	235,320

			2,974,112

Technology - 5.2%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (c)		651	707,963
Audatex North America, Inc.
6.00%, 6/15/21 (c)		193	200,238
6.125%, 11/01/23 (c)		154	159,775
Avaya, Inc.
7.00%, 4/01/19 (c)		102	99,705
10.50%, 3/01/21 (c)		1,255	1,094,987
Blackboard, Inc.
7.75%, 11/15/19 (c)		245	246,225
BMC Software Finance, Inc.
8.125%, 7/15/21 (c)		1,109	1,039,687

	Principal Amount (000)		U.S. $ Value
Brightstar Corp.
9.50%, 12/01/16 (c)	U.S.$	883	$929,252
CDW LLC / CDW Finance Corp.
5.50%, 12/01/24		367	366,083
CDW LLC/CDW Finance Corp.
6.00%, 8/15/22		249	260,516
8.50%, 4/01/19		857	909,491
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (c)		840	936,600
Ceridian LLC
8.875%, 7/15/19 (c)		456	506,160
CommScope, Inc.
5.50%, 6/15/24 (c)		181	180,095
First Data Corp.
6.75%, 11/01/20 (c)		424	451,560
7.375%, 6/15/19 (c)		1,500	1,578,750
11.75%, 8/15/21		358	414,385
12.625%, 1/15/21		817	972,230
First Data Holdings, Inc.
14.50%, 9/24/19 (a) (c)		42	44,113
Goodman Networks, Inc.
12.125%, 7/01/18		775	823,437
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a) (c)		319	318,203
Infor US, Inc.
9.375%, 4/01/19		318	343,933
10.00%, 4/01/19	EUR	251	338,635
Iron Mountain, Inc.
5.75%, 8/15/24	U.S.$	533	540,329
Micron Technology, Inc.
5.50%, 2/01/25 (c)		512	514,560
MMI International Ltd.
8.00%, 3/01/17 (c)		475	475,000
MSCI, Inc.
5.25%, 11/15/24 (c)		298	309,175
Numericable-SFR
6.00%, 5/15/22 (c)		1,185	1,203,687
6.25%, 5/15/24 (c)		583	593,931
Sensata Technologies BV
6.50%, 5/15/19 (c)		800	836,000
SunGard Data Systems, Inc.
7.625%, 11/15/20		800	852,000

			18,246,705

Transportation - Airlines - 0.1%
Air Canada
8.75%, 4/01/20 (c)		292	321,200

Transportation - Services - 0.4%
CEVA Group PLC
9.00%, 9/01/21 (b) (c)		150	144,000
Hertz Corp. (The)
5.875%, 10/15/20		360	363,600
6.75%, 4/15/19		811	837,357

	Principal Amount (000)		U.S. $ Value
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (c)	U.S.$	200	$210,000

			1,554,957

			215,563,325

Financial Institutions - 10.4%
Banking - 5.1%
ABN AMRO Bank NV
4.31%, 3/10/16 (i)	EUR	980	1,238,688
Ally Financial, Inc.
8.00%, 12/31/18-11/01/31	U.S.$	1,340	1,571,900
Bank of America Corp.
Series U 5.20%, 6/01/23 (i)		469	430,073
Bank of Ireland
2.063%, 9/22/15 (d) (h)	CAD	370	313,861
10.00%, 7/30/16 (c)	EUR	304	411,236
Barclays Bank PLC
6.86%, 6/15/32 (c) (i)	U.S.$	75	83,063
7.625%, 11/21/22		200	220,750
7.75%, 4/10/23		719	785,058
BBVA International Preferred SAU
3.798%, 9/22/15 (i)	EUR	79	97,005
4.952%, 9/20/16 (c) (i)		550	692,446
BNP Paribas SA
5.186%, 6/29/15 (c) (i)	U.S.$	957	965,374
Citigroup, Inc.
5.95%, 1/30/23 (i)		538	535,310
Commerzbank AG
8.125%, 9/19/23 (c)		342	399,935
Countrywide Capital III
Series B 8.05%, 6/15/27		600	759,700
Credit Agricole SA
7.589%, 1/30/20 (i)	GBP	450	776,704
7.875%, 1/23/24 (c) (i)	U.S.$	587	606,811
Credit Suisse Group AG
7.50%, 12/11/23 (c) (i)		407	431,420
Danske Bank A/S
5.684%, 2/15/17 (i)	GBP	330	527,702
Equiniti Newco 2 PLC
7.125%, 12/15/18 (c)		320	482,345
HBOS Capital Funding LP
4.939%, 5/23/16 (i)	EUR	217	269,289
HT1 Funding GmbH
6.352%, 6/30/17 (i)		825	1,043,799
Intesa Sanpaolo SpA
9.50%, 6/01/16 (c) (i)		350	475,464
LBG Capital No.1 PLC
8.00%, 6/15/20 (c) (i)	U.S.$	148	158,863

	Principal Amount (000)		U.S. $ Value
Lloyds Banking Group PLC
6.413%, 10/01/35 (c) (i)	U.S.$	517	$551,897
6.657%, 5/21/37 (c) (i)		152	163,400
7.50%, 6/27/24 (i)		234	240,435
Macquarie Capital Funding LP/Jersey
6.177%, 4/15/20 (i)	GBP	400	612,568
Novo Banco SA
2.625%, 5/08/17 (c)	EUR	200	224,629
3.875%, 1/21/15		150	185,145
RBS Capital Trust C
4.243%, 1/12/16 (i)		700	863,887
Royal Bank of Scotland Group PLC
Series U 7.64%, 9/30/17 (i)	U.S.$	800	843,000
Societe Generale SA
5.922%, 4/05/17 (c) (i)		432	450,144
7.875%, 12/18/23 (c) (i)		321	322,605
Zions Bancorporation
5.65%, 11/15/23		145	150,695
5.80%, 6/15/23 (i)		350	333,025

			18,218,226

Brokerage - 0.5%
E*TRADE Financial Corp.
6.375%, 11/15/19		496	530,720
GFI Group, Inc.
10.375%, 7/19/18		350	413,000
Lehman Brothers Holdings, Inc.
1.00%, 1/24/49 (f)		5,500	804,375

			1,748,095

Finance - 3.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		300	320,250
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a) (c)		301	275,651
CIT Group, Inc.
5.25%, 3/15/18		700	737,800
Creditcorp
12.00%, 7/15/18 (c)		355	353,225
Enova International, Inc.
9.75%, 6/01/21 (c)		720	727,200
International Lease Finance Corp.
5.875%, 4/01/19		1,200	1,290,000
8.25%, 12/15/20		635	769,938
8.75%, 3/15/17		433	487,991
8.875%, 9/01/17		687	785,756
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (c)		720	796,950
Navient Corp.
4.625%, 9/25/17		470	478,225
4.875%, 6/17/19		965	967,412
5.00%, 10/26/20		500	497,500

	Principal Amount (000)		U.S. $ Value
5.625%, 8/01/33	U.S.$	104	$87,100
7.25%, 1/25/22		37	40,608
8.00%, 3/25/20		1,255	1,416,581
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (c)		997	957,120

			10,989,307

Insurance - 0.5%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		564	600,660
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (c)		365	378,688
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (c)		410	480,725
WellCare Health Plans, Inc.
5.75%, 11/15/20		356	366,680

			1,826,753

Other Finance - 1.2%
ACE Cash Express, Inc.
11.00%, 2/01/19 (c)		146	101,653
CNG Holdings, Inc./OH
9.375%, 5/15/20 (c)		895	624,262
Consolidated Energy Finance SA
6.75%, 10/15/19 (c)		540	541,350
FTI Consulting, Inc.
6.75%, 10/01/20		500	526,250
Gardner Denver, Inc.
6.875%, 8/15/21 (c)		376	373,180
Harbinger Group, Inc.
7.75%, 1/15/22		180	183,150
7.875%, 7/15/19		431	464,403
iPayment Holdings, Inc.
7.50% (7.50% Cash or 7.50% PIK), 11/15/18 (a)		3	1,223
iPayment, Inc.
10.25%, 5/15/18		995	825,850
Speedy Group Holdings Corp.
12.00%, 11/15/17 (c)		519	515,756

			4,157,077

			36,939,458

Utility - 3.4%
Electric - 3.4%
AES Corp./VA
4.875%, 5/15/23		382	382,000
7.375%, 7/01/21		989	1,132,405
8.00%, 10/15/17		75	85,125
Calpine Corp.
5.75%, 1/15/25		640	651,200
5.875%, 1/15/24 (c)		400	425,000
7.875%, 1/15/23 (c)		258	285,735

	Principal Amount (000)		U.S. $ Value
DPL, Inc.
6.75%, 10/01/19 (c)	U.S.$	250	$257,500

Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/01/19 (c)		845	878,800
7.375%, 11/01/22 (c)		1,005	1,057,762
7.625%, 11/01/24 (c)		665	703,237
FirstEnergy Corp.
Series C 7.375%, 11/15/31		322	390,462
GenOn Energy, Inc.
7.875%, 6/15/17		840	858,900
9.50%, 10/15/18		721	749,840
NRG Energy, Inc.
6.25%, 5/01/24 (c)		103	105,318
6.25%, 7/15/22		135	138,713
6.625%, 3/15/23		219	229,403
7.875%, 5/15/21		901	975,332
NRG Yield Operating LLC
5.375%, 8/15/24 (c)		240	243,600
PPL Capital Funding, Inc.
Series A 6.70%, 3/30/67		375	379,687
PPL Energy Supply LLC
4.60%, 12/15/21		328	313,106
6.50%, 5/01/18		170	183,861
RJS Power Holdings LLC
5.125%, 7/15/19 (c)		488	484,340
Techem GmbH
6.125%, 10/01/19 (c)	EUR	300	400,722
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (c) (j)	U.S.$	761	606,897

			11,918,945

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22 (c)		484	496,100

Total Corporates - Non-Investment Grade (cost $263,987,652)			264,917,828

CORPORATES - INVESTMENT GRADE - 4.6%
Financial Institutions - 3.4%
Banking - 2.0%
Baggot Securities Ltd.
10.24%, 12/29/14 (c) (i)	EUR	169	223,382
BPCE SA
5.70%, 10/22/23 (c)	U.S.$	202	216,552
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (c) (i)		410	439,725
8.40%, 6/29/17 (c) (i)		330	364,238
Credit Suisse AG
6.50%, 8/08/23 (c)		475	526,559

	Principal Amount (000)		U.S. $ Value
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (c) (i)	U.S.$	674	$1,011,801
JPMorgan Chase & Co.
Series Q 5.15%, 5/01/23 (i)		473	452,898
Series R 6.00%, 8/01/23 (i)		336	338,520
Series S 6.75%, 2/01/24 (i)		157	167,087
Nationwide Building Society
6.00%, 12/15/16 (i)	GBP	839	1,347,212
Nordea Bank AB
6.125%, 9/23/24 (c) (i)	U.S.$	464	464,928
Standard Chartered PLC
5.20%, 1/26/24 (c)		549	584,141
UBS AG/Stamford CT
7.625%, 8/17/22		650	772,405
Wells Fargo & Co.
Series S 5.90%, 6/15/24 (i)		127	130,810

			7,040,258

Finance - 0.3%
General Electric Capital Corp.
Series A 7.125%, 6/15/22 (i)		400	467,000
Series B 6.25%, 12/15/22 (i)		400	439,000
HSBC Finance Capital Trust IX
5.911%, 11/30/35		200	204,060

			1,110,060

Insurance - 0.8%
MetLife Capital Trust IV
7.875%, 12/15/37 (c)		750	963,750
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (c)		489	567,460
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		325	508,156
Prudential Financial, Inc.
5.625%, 6/15/43		756	780,570

			2,819,936

REITS - 0.3%
EPR Properties
7.75%, 7/15/20		842	1,018,801

			11,989,055

Industrial - 0.9%
Basic - 0.1%
Braskem Finance Ltd.
6.45%, 2/03/24		247	258,115

	Principal Amount (000)		U.S. $ Value
Minsur SA
6.25%, 2/07/24 (c)	U.S.$	185	$203,680

			461,795

Communications - Media - 0.0%
Sirius XM Radio, Inc.
5.25%, 8/15/22 (c)		85	89,250

Communications - Telecommunications - 0.3%
Embarq Corp.
7.995%, 6/01/36		272	302,600
Qwest Corp.
6.875%, 9/15/33		720	725,856

			1,028,456

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (c)		94	101,050

Consumer Non-Cyclical - 0.2%
BRF SA
4.75%, 5/22/24 (c)		258	254,130
Forest Laboratories, Inc.
5.00%, 12/15/21 (c)		230	250,239

			504,369

Energy - 0.3%
Kinder Morgan, Inc./DE
Series G 7.80%, 8/01/31		169	211,794
National Oilwell Varco, Inc.
Series B 6.125%, 8/15/15		506	506,383
Transocean, Inc.
6.80%, 3/15/38 (b)		370	322,986

			1,041,163

			3,226,083

Non Corporate Sectors - 0.2%
ABS - Other - 0.1%
Rio Oil Finance Trust
6.25%, 7/06/24 (c)		297	302,198

Agencies - Not Government Guaranteed - 0.1%
OCP SA
5.625%, 4/25/24 (c)		232	245,676

			547,874

Utility - 0.1%
Natural Gas - 0.1%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (c)		350	375,133

Total Corporates - Investment Grade (cost $15,000,583)			16,138,145

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 4.5%
Industrial - 3.4%
Basic - 0.2%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/30/19 (h)	U.S.$	593	$555,426

Capital Goods - 0.1%
ClubCorp Club Operations, Inc.
4.50%, 7/24/20 (h)		516	515,187

Communications - Media - 0.2%
Advantage Sales & Marketing Inc.
7.50%, 7/25/22 (h)		311	308,778
TWCC Holding Corp.
7.00%, 6/26/20 (h)		525	509,906

			818,684

Consumer Cyclical - Automotive - 0.8%
CS Intermediate Holdco 2 LLC
4.00%, 4/04/21 (h)		334	331,406
Exide Technologies
9.00%, 3/31/15 (e)		1,795	1,675,540
Navistar, Inc.
5.75%, 8/17/17 (h)		420	423,150
TI Group Automotive Systems LLC
4.25%, 7/02/21 (h)		424	422,054

			2,852,150

Consumer Cyclical - Entertainment - 0.1%
NCL Corporation Ltd.
4.00%, 11/19/21 (h)		70	70,087
Station Casinos LLC
4.25%, 3/02/20 (h)		358	354,745

			424,832

Consumer Cyclical - Other - 0.6%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
6.99%, 3/01/17 (h)		500	455,155
CityCenter Holdings, LLC
4.25%, 10/16/20 (h)		909	907,673
La Quinta Intermediate Holdings LLC
4.00%, 4/14/21 (h)		203	202,338
New HB Acquisition, LLC
6.75%, 4/09/20 (h)		557	568,695

			2,133,861

Consumer Cyclical - Retailers - 0.2%
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (h)		490	491,145

	Principal Amount (000)		U.S. $ Value
Michaels Stores, Inc.
4.00%, 1/28/20 (h)	U.S.$	175	$173,763

			664,908

Consumer Non-Cyclical - 0.3%
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17 (h)		118	117,671
Grifols Worldwide Operations Limited
3.16%, 2/27/21 (h)		199	197,072
Pharmedium Healthcare Corporation
7.75%, 1/28/22 (h)		780	772,200

			1,086,943

Other Industrial - 0.7%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC)
4.00%, 12/13/19 (h)		259	252,833
Atkore International, Inc.
7.75%, 10/09/21 (h)		490	481,425
Gardner Denver, Inc.
4.25%, 7/30/20 (h)		297	289,474
Gates Global LLC
4.25%, 7/05/21 (h)		205	202,494
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (h)		209	208,601
Unifrax Holding Co.
5.25%, 11/28/18 (h)	EUR	244	303,321
Veyance Technologies, Inc.
5.25%, 9/08/17 (h)	U.S.$	597	596,170

			2,334,318

Technology - 0.2%
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (h)		407	402,600
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (h)		310	304,929

			707,529

			12,093,838

Utility - 0.8%
Electric - 0.8%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.)
4.25%, 6/19/16 (h)		2,710	2,712,028

Financial Institutions - 0.3%
Finance - 0.2%
Delos Finance S.Ã r.l.
3.50%, 3/06/21 (h)		570	568,814

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.1%
Travelport Finance (Luxembourg) S.Ã r.l.
6.00%, 9/02/21 (h)	U.S.$	422	$423,006

			991,820

Total Bank Loans (cost $16,091,911)			15,797,686

EMERGING MARKETS - CORPORATE BONDS - 2.9%
Industrial - 2.5%
Basic - 0.3%
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (c)		700	616,000
Sappi Papier Holding GmbH
7.75%, 7/15/17 (c)		200	216,500
8.375%, 6/15/19 (c)		350	378,000

			1,210,500

Capital Goods - 0.4%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (c)		335	371,850
Cemex SAB de CV
5.70%, 1/11/25 (c)		470	453,550
7.25%, 1/15/21 (c)		370	391,386

			1,216,786

Communications - Telecommunications - 0.1%
Comcel Trust
6.875%, 2/06/24 (c)		380	404,700

Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (c)		730	770,150

Consumer Non-Cyclical - 1.3%
Arcelik AS
5.00%, 4/03/23 (c)		498	488,040
Cosan Luxembourg SA
5.00%, 3/14/23 (c)		570	527,250
Marfrig Holding Europe BV
8.375%, 5/09/18 (c)		997	1,036,880
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		240	255,600
Minerva Luxembourg SA
7.75%, 1/31/23 (c)		925	955,247
Tonon Bioenergia SA
9.25%, 1/24/20 (c)		405	315,900
USJ Acucar e Alcool SA
9.875%, 11/09/19 (c)		850	714,000
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)		930	120,900

			4,413,817

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (c)	U.S.$	283	$295,845
TAM Capital 3, Inc.
8.375%, 6/03/21 (c)		465	495,458

			791,303

			8,807,256

Utility - 0.2%
Electric - 0.2%
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (c)		760	773,224

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (c)		619	622,095

Total Emerging Markets - Corporate Bonds (cost $11,027,649)			10,202,575

	Shares
PREFERRED STOCKS - 2.6%
Financial Institutions - 2.3%
Banking - 1.4%
GMAC Capital Trust I
8.125%		37,000	978,280
Goldman Sachs Group, Inc. (The)
Series J 5.50%		23,525	568,600
Morgan Stanley
6.875%		20,825	560,817
Royal Bank of Scotland Group PLC
Series M 6.40%		45,000	1,121,850
US Bancorp/MN
Series F 6.50%		35,000	1,037,400
Wells Fargo & Co.
5.85%		2,300	59,363
Wells Fargo & Co.
6.625%		28,225	788,917

			5,115,227

REITS - 0.9%
Apartment Investment & Management Co.
6.875%		15,000	388,050
DDR Corp. Series K
6.25%		1,000	25,340
Health Care REIT, Inc.
Series J 6.50%		16,775	438,666

Company	Shares	U.S. $ Value
Kilroy Realty Corp.
Series G 6.875%	7,525	$195,500
Kilroy Realty Corp.
Series H 6.375%	1,000	25,070
Kimco Realty Corp.
Series I 6.00%	9,925	255,072
Kimco Realty Corp.
Series K 5.625%	5,125	124,179
National Retail Properties, Inc.
Series D 6.625%	7,000	181,650
National Retail Properties, Inc.
Series E 5.70%	16,350	390,438
Public Storage
Series W 5.20%	5,400	128,952
Public Storage
Series X 5.20%	1,000	23,900
Sovereign Real Estate Investment Trust
12.00% (c)	624	826,800
Vornado Realty Trust
Series K 5.70%	3,875	95,286

		3,098,903

		8,214,130

Industrial - 0.2%
Basic - 0.1%
ArcelorMittal
6.00%	24,350	475,312

Consumer Cyclical - Other - 0.1%
Hovnanian Enterprises, Inc.
7.625%	20,250	299,700

		775,012

Utility - 0.1%
Electric - 0.1%
SCE Trust III
5.75%	5,525	149,175

Total Preferred Stocks (cost $8,465,285)		9,138,317

COMMON STOCKS - 2.3%
ADT Corp. (The)	12,040	420,678
Axalta Coating Systems Ltd. (f)	4,345	103,411
Beazer Homes USA, Inc. (f)	15,684	312,739
Community Health Systems, Inc. (f)	4,590	216,097
Crown Castle International Corp.	9,194	763,929
DISH Network Corp. - Class A (f)	5,630	447,078
eDreams ODIGEO SA (f)	36,590	71,955
General Motors Co.	14,160	473,369

Company	Shares		U.S. $ Value
Isle of Capri Casinos, Inc. (f)		29,767	$215,513
Keystone Automotive Operations Escrow (d) (k)		61,065	152,662
Las Vegas Sands Corp.		8,388	534,232
LifePoint Hospitals, Inc. (f)		13,469	931,920
LyondellBasell Industries NV-Class A		4,236	334,051
Neenah Enterprises, Inc. (d) (f) (k)		58,199	494,692
Nortek, Inc. (f)		5,410	431,339
Orbitz Worldwide, Inc. (f)		42,946	328,107
Quicksilver Resources, Inc. (f)		23,950	7,209
Salix Pharmaceuticals Ltd. (f)		1,696	174,162
SBA Communications Corp.-Class A (f)		6,379	776,133
Townsquare Media, Inc.-Class A (f)		49,210	614,141
Travelport LLC (e)		15,482	268,613
Travelport Worldwide Ltd. (f)		2,580	44,763
Triangle Petroleum Corp. (f)		34,470	166,145

Total Common Stocks (cost $7,111,704)			8,282,938

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Non-Agency Floating Rate – 0.7%
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1 0.374%, 7/19/47 (h)	U.S.$	759	649,503
Lehman XS Trust
Series 2007-4N, Class 3A2A 0.865%, 3/25/47 (h)		256	216,167
Residential Accredit Loans, Inc.
Series 2007-QH6, Class A1 0.345%, 7/25/37 (h)		1,414	1,185,191
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1 1.613%, 8/25/47 (h)		531	469,190

			2,520,051

Non-Agency Fixed Rate - 0.7%
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12 6.25%, 8/25/36		306	268,412
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31 3.532%, 9/25/35		1,408	1,198,504
Series 2006-QS2, Class 1A8 6.00%, 2/25/36		899	782,614

			2,249,530

GSE Risk Share Floating Rate - 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 4.405%, 11/25/23 (h)		380	386,655

	Principal Amount (000)		U.S. $ Value
Series 2014-DN1, Class M3 4.655%, 2/25/24 (h)	U.S.$	400	$391,395
Series 2014-HQ2, Class M3 3.905%, 9/25/24 (h)		435	396,795
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2 4.555%, 1/25/24 (h)		333	339,076

			1,513,921

Total Collateralized Mortgage Obligations (cost $5,920,899)			6,283,502

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Non-Agency Fixed Rate CMBS - 1.3%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ 5.611%, 9/11/41		167	172,994
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ 5.707%, 4/10/38		1,000	1,030,815
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ 5.276%, 2/15/41		1,565	1,589,849
Series 2007-C1, Class AJ 5.484%, 2/15/40		1,380	1,431,929
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ 5.239%, 12/12/49		315	318,032

Total Commercial Mortgage-Backed Securities (cost $4,252,717)			4,543,619

GOVERNMENTS - TREASURIES - 1.2%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series F 10.00%, 1/01/17	BRL	2,360	882,129

United States - 1.0%
U.S. Treasury Bonds
3.125%, 11/15/41 (l)	U.S.$	1,755	1,838,910
U.S. Treasury Notes
1.00%, 8/31/16 (l)		400	404,281
2.625%, 11/15/20		1,075	1,127,827

			3,371,018

Total Governments - Treasuries (cost $4,205,963)			4,253,147

ASSET-BACKED SECURITIES - 0.7%
Home Equity Loans - Fixed Rate - 0.5%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W 5.054%, 10/25/35		737	729,557

	Principal Amount (000)		U.S. $ Value
Lehman XS Trust
Series 2007-6, Class 3A5 5.72%, 5/25/37	U.S.$	980	$1,114,799

			1,844,356

Home Equity Loans - Floating Rate - 0.2%
GSAA Home Equity Trust
Series 2006-6, Class AF5 6.241%, 3/25/36 (h)		1,248	730,365

Total Asset-Backed Securities (cost $2,048,971)			2,574,721

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2 5.875%, 6/01/47		165	134,544
Golden State Tobacco Securitization Corp.
Series 2007A-1 5.125%, 6/01/47		310	235,842
State of California
Series 2010 7.60%, 11/01/40		325	499,307
7.95%, 3/01/36		700	867,510
Tobacco Settlement Financing Corp./NJ
Series 20071A 5.00%, 6/01/41		165	124,832
Tobacco Settlement Financing Corp./VA
Series 2007B1 5.00%, 6/01/47		220	152,775

Total Local Governments - Municipal Bonds (cost $1,662,652)			2,014,810

EMERGING MARKETS - SOVEREIGNS - 0.4%
Argentina - 0.2%
Argentina Boden Bonds
7.00%, 10/03/15		626	606,854

Serbia - 0.1%
Republic of Serbia
4.875%, 2/25/20 (c)		578	586,670

Venezuela - 0.1%
Venezuela Government International Bond
9.25%, 9/15/27		430	242,950

Total Emerging Markets - Sovereigns (cost $1,512,513)			1,436,474

	Contracts
OPTIONS PURCHASED - CALLS - 0.2%
Options on Indices - 0.1%
DAX Index
Expiration: Jan 2015, Exercise Price: EUR 9,700.00 (f) (m)		313	160,360

Company	Contracts		U.S. $ Value
DAX Index
Expiration: Jan 2015, Exercise Price: EUR 10,000.00 (f) (n)		470	$126,083

			286,443

Options on Funds and Investment Trusts - 0.1%
iShares iBoxx High Yield Corporate Bond ETF
Expiration: Dec 2014, Exercise Price: $ 93.00 (f) (o)		1,759	17,590
iShares iBoxx High Yield Corporate Bond ETF
Expiration: Jan 2015, Exercise Price: $ 94.00 (f) (o)		2,353	17,648
iShares iBoxx High Yield Corporate Bond ETF
Expiration: Jan 2015, Exercise Price: $ 93.00 (f) (o)		1,412	24,710
iShares Russell 2000 ETF
Expiration: Dec 2014, Exercise Price: $ 122.00 (f) (o)		644	15,134
iShares Russell 2000 ETF
Expiration: Dec 2014, Exercise Price: $ 120.00 (f) (o)		650	38,350
SPDR S&P 500 ETF Trust
Expiration: Dec 2014, Exercise Price: $ 208.00 (f) (o)		644	104,006
SPDR S&P Oil & Gas Exploration
Expiration: Dec 2014, Exercise Price: $ 65.00 (f) (o)		645	3,225
SPDR S&P Oil & Gas Exploration
Expiration: Dec 2014, Exercise Price: $ 69.00 (f) (o)		1,317	25,681

			246,344

Options on Equities - 0.0%
Goodyear Tire & Rubber Co. (The)
Expiration: Jan 2015, Exercise Price: $ 20.00 (f) (o)		320	230,400

Total Options Purchased - Calls (premiums paid $531,961)			763,187

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Canada - 0.2%
NOVA Chemicals Corp.
5.00%, 5/01/25 (c)	U.S.$	529	546,854

Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45		159	159,795

Total Governments - Sovereign Agencies (cost $686,950)			706,649

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust
Expiration: Dec 2014, Exercise Price: $ 194.00 (f) (o)	695	$25,020
SPDR S&P 500 ETF Trust
Expiration: Jan 2015, Exercise Price: $ 190.00 (f) (o)	787	57,844
SPDR S&P 500 ETF Trust
Expiration: Jan 2015, Exercise Price: $ 195.00 (f) (o)	830	94,205

		177,069

Options on Equities - 0.0%
Best of SPY TLT
Expiration: Dec 2014, Exercise Price: $ 100.00 (f) (o)	10,370,000	52
Fortescue Metals Group
Expiration: Jan 2015, Exercise Price: AUD 2.50 (f) (n)	233,534	47,617

		47,669

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY. 23 RTP, Goldman Sachs Bank USA (Buy Protection)
Expiration: Dec 2014, Exercise Rate: 1.03% (f)	10,050	2,858

Total Options Purchased - Puts (premiums paid $529,162)		227,596

	Shares
WARRANTS - 0.0%
Fairpoint Communications, Inc., expiring 1/24/18 (d) (f)	12,643	253
iPayment Holdings, Inc., expiring 11/15/18 (d) (f) (k)	272	0
Peugeot SA, expiring 4/29/17 (f)	43,500	76,808
Talon Equity Co. NV, expiring 11/24/15 (d) (f) (k)	671	0

Total Warrants (cost $101,131)		77,061

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (p) (q) (cost $5,066,334)	5,066,334	5,066,334

Total Investments - 99.7% (cost $348,204,037) (r)		352,424,589
Other assets less liabilities - 0.3% (s)		1,007,251

Net Assets - 100.0%		$353,431,840

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	29	December 2014	$1,151,876	$1,169,788	$17,912
U.S. T-Note 5 Yr (CBT) Futures	12	March 2015	1,426,799	1,433,906	7,107
Sold Contracts
S&P 500 E mini Index Futures	30	December 2014	2,957,014	3,099,450	(142,436)
U.S. T-Note 10 Yr (CBT) Futures	70	March 2015	8,820,447	8,893,281	(72,834)

					$(190,251)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	7,284	USD	11,519	12/18/14	$142,021
Citibank	EUR	378	USD	470	1/09/15	(296)
Deutsche Bank AG	USD	363	GBP	232	12/18/14	(1,071)
Goldman Sachs Bank USA	BRL	2,430	USD	974	12/02/14	29,470
Goldman Sachs Bank USA	USD	949	BRL	2,430	12/02/14	(5,053)
Goldman Sachs Bank USA	EUR	16,742	USD	21,020	1/09/15	197,097
Goldman Sachs Bank USA	USD	7	IDR	84,097	1/16/15	(102)
Royal Bank of Scotland PLC	AUD	1,544	USD	1,356	12/12/14	42,698
Royal Bank of Scotland PLC	USD	286	GBP	182	12/18/14	(913)
Royal Bank of Scotland PLC	NZD	1,155	USD	915	12/19/14	10,418
State Street Bank & Trust Co.	USD	861	SEK	6,198	12/04/14	(30,029)
State Street Bank & Trust Co.	JPY	101,876	USD	960	12/05/14	101,588
State Street Bank & Trust Co.	AUD	88	USD	77	12/12/14	1,557
State Street Bank & Trust Co.	EUR	48	USD	61	1/09/15	567
State Street Bank & Trust Co.	USD	344	EUR	276	1/09/15	(923)
State Street Bank & Trust Co.	CAD	1,347	USD	1,186	1/14/15	9,147
State Street Bank & Trust Co.	USD	4	MXN	61	1/15/15	(114)
UBS AG	BRL	2,430	USD	949	12/02/14	5,053
UBS AG	USD	953	BRL	2,430	12/02/14	(8,514)
UBS AG	BRL	2,430	USD	945	1/05/15	9,045

						$501,646

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Goodyear Tire & Rubber Co. (o)	107	$17.00	January 2015	$43,865	$(108,605)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P Oil & Gas Exploration (o)	645	$70.00	December 2014	$8,360	$(11,610)

				$52,225	$(120,215)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (o)	787	$185.00	January 2015	$67,650	$(38,957)
SPDR S&P 500 ETF Trust (o)	830	186.00	January 2015	63,047	(44,820)

				$130,697	$(83,777)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 23, 5 Year Index	Goldman Sachs Bank USA	Sell	100.00	12/17/14	$10,050	$29,648	$(298)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)			Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	2.50%	USD	10,549		$(972,210)	$(369,527)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.33		2,100		(172,913)	(25,557)
CDX-NAIG Series 23, 5 Year Index	(1.00)	0.61		3,680		(75,860)	(13,697)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.61		8,730		(179,961)	(32,685)
iTraxx-Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)	2.02	EUR	0	^	(480)	(502)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.39	USD	5,980		139,205	97,423

						$(1,262,219)	$(344,545)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	2.50%	USD	1,594	$(146,890)	$(33,608)	$(113,282)
Barclays Bank PLC:
Beazer Homes USA, Inc.,
9.125%, 6/15/18, 3/20/17*	(5.00)	1.62		1,085	(91,569)	(72,346)	(19,223)
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 3/20/17*	(5.00)	2.67		1,018	(61,233)	(48,515)	(12,718)
Tenet Healthcare Corp.,
6.875%, 11/15/31, 6/20/17*	(5.00)	1.44		1,132	(108,046)	(96,711)	(11,335)
Citibank:
Bombardier, Inc.,
7.45%, 5/1/34, 3/20/17*	(5.00)	1.10		568	(55,341)	(46,841)	(8,500)
Bombardier, Inc.,
7.45%, 5/1/34, 3/20/17*	(5.00)	1.10		572	(55,731)	(45,684)	(10,047)
CDX-EM Series 22, 5 Year Index, 12/20/19*	(1.00)	2.74		10,640	802,921	778,337	24,584
United States Steel Corp.,
6.65%, 6/1/37, 3/20/17*	(5.00)	1.15		1,052	(100,464)	(65,315)	(35,149)
Credit Suisse International:
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28, 12/20/18*	(5.00)	2.75		160	(15,215)	(6,716)	(8,499)
Western Union Co.,
3.65%, 8/22/18, 3/20/17*	(1.00)	0.40		570	(8,568)	(1,676)	(6,892)
Western Union Co.,
3.65%, 8/22/18, 9/20/17*	(1.00)	0.54		550	(7,701)	(6,850)	(851)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG:
iHeart Communications, Inc.,
6.875%, 6/15/18, 6/20/18*	(5.00)%	14.64%	USD	56	$14,905	$5,570	$9,335
Goldman Sachs Bank USA:
Community Health Systems, Inc.,
8.00%, 11/15/19, 3/20/17*	(5.00)	1.12		1,130	(108,575)	(83,892)	(24,683)
Dell, Inc.,
7.10%, 4/15/28, 3/20/17*	(1.00)	0.68		1,027	(8,690)	18,806	(27,496)
First Data Corp.,
12.625%, 1/15/21, 3/20/17*	(5.00)	1.16		1,058	(101,823)	(61,064)	(40,759)
Newmont Mining Corp.,
5.875%, 4/1/35, 3/20/17*	(1.00)	0.52		1,140	(13,542)	(4,902)	(8,640)
Nine West Holdings, Inc.,
6.875%, 3/15/19, 3/20/17*	(5.00)	7.04		1,050	36,945	(70,197)	107,142
Morgan Stanley Capital Services LLC:
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	(1.00)	0.39		6,840	(159,224)	(67,756)	(91,468)
Fiat Chrysler Automobiles NV,
5.625%, 6/12/17, 3/20/19*	(5.00)	1.94	EUR	403	(67,740)	(36,067)	(31,673)
Fiat Chrysler Automobiles NV,
5.625%, 6/12/17, 3/20/19*	(5.00)	1.94		427	(71,774)	(33,928)	(37,846)
iHeart Communications, Inc.,
6.875%, 6/15/18, 6/20/18*	(5.00)	14.64	USD	64	16,770	6,267	10,503
UBS AG:
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28, 9/20/18*	(5.00)	2.51		140	(13,551)	3,630	(17,181)
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28, 9/20/18*	(5.00)	2.51		224	(21,681)	5,805	(27,486)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC:
Amkor Technology, Inc.,
7.375%, 5/01/18, 6/20/18*	5.00%	2.14%	USD	132	$13,659	$1,546	$12,113
Amkor Technology, Inc.,
7.375%, 5/01/18, 6/20/18*	5.00	2.14		118	12,210	1,382	10,828
Beazer Homes USA, Inc.,
9.125%, 6/15/18, 3/20/19*	5.00	3.45		739	51,213	33,665	17,548
CCO Holdings LLC,
7.25%, 10/30/17, 6/20/19*	5.00	2.12		582	76,259	59,592	16,667
DISH DBS Corp.,
6.75%, 6/01/21, 6/20/19*	5.00	1.89		534	75,505	72,328	3,177
DISH DBS Corp.,
6.75%, 6/01/21, 6/20/19*	5.00	1.89		1,035	146,352	145,105	1,247
DISH DBS Corp.,
6.75%, 6/01/21, 6/20/19*	5.00	1.89		1,035	146,352	149,991	(3,639)
Freescale Semiconductor, Inc.,
8.05%, 2/01/20, 9/20/19*	5.00	2.81		1,850	192,936	147,101	45,835
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 12/20/18*	5.00	4.19		739	29,546	15,013	14,533
MGM Resorts International,
7.625%, 1/15/17, 6/20/17*	5.00	1.47		470	45,416	(13,390)	58,806
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	1.96		689	77,064	31,614	45,450

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NXP B.V.,
5.750%, 2/15/21, 9/20/19*	5.00%	1.32%	EUR	560	$126,128	$88,817	$37,311
Sanmina Corp.,
8.125%, 3/01/16, 9/20/19*	5.00	2.30	USD	590	75,952	45,234	30,718
Tenet Healthcare Corporation,
6.875%, 11/15/31, 6/20/19*	5.00	3.20		760	61,853	59,103	2,750
Citibank:
Bombardier, Inc.,
7.45%, 5/01/34, 3/20/19*	5.00	2.31		380	44,292	33,207	11,085
Bombardier, Inc.,
7.45%, 5/01/34, 3/20/19*	5.00	2.31		380	44,292	33,908	10,384
KB Home,
9.10%, 9/15/17, 9/20/19*	5.00	2.62		570	64,460	50,647	13,813
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	1.96		909	101,671	42,895	58,776
United States Steel Corp.,
6.65%, 6/01/37, 3/20/19*	5.00	2.94		760	68,184	21,769	46,415
Credit Suisse International:
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17, 6/20/18*	5.00	1.44		580	75,890	8,160	67,730
Avis Budget Car Rental LLC,
8.25%, 1/15/19, 12/20/18*	5.00	1.83		540	71,819	55,836	15,983
Avis Budget Car Rental LLC,
8.25%, 1/15/19, 9/20/18*	5.00	1.65		101	13,205	6,859	6,346
Avis Budget Car Rental LLC,
8.25%, 1/15/19, 9/20/18*	5.00	1.65		89	11,636	6,373	5,263
Dell, Inc.,
7.10%, 4/15/28, 12/20/18*	1.00	1.41		380	(5,406)	(40,938)	35,532

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00%	1.96%	USD	332	$37,134	$16,313	$20,821
Telecom Italia SpA,
5.375%, 1/29/19, 3/20/19*	1.00	1.49	EUR	1,000	(23,972)	(65,144)	41,172
The Goodyear Tire & Rubber Co.,
7.00%, 3/15/28, 12/20/18*	5.00	1.65	USD	1,020	143,010	89,041	53,969
Western Union Co.,
3.65%, 8/22/18, 3/20/19*	1.00	1.09		380	(1,158)	(11,251)	10,093
Western Union Co.,
3.65%, 8/22/18, 9/20/19*	1.00	1.28		360	(4,441)	(4,817)	376
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc.,
7.875%, 3/01/17, 6/20/18*	5.00	1.44		421	55,085	4,294	50,791
Community Health Systems, Inc.,
8.00%, 11/15/19, 3/20/19*	5.00	2.74		760	74,650	54,578	20,072
ConvaTec Healthcare E S.A.,
10.875%, 12/15/18, 6/20/17*	5.00	0.65	EUR	590	88,435	(60,659)	149,094
Dell, Inc.,
7.10%, 4/15/28, 3/20/19*	1.00	1.52	USD	760	(16,063)	(73,646)	57,583
First Data Corp.,
12.625%, 1/15/21, 3/20/19*	5.00	2.58		760	79,963	16,191	63,772
Nine West Holding, Inc.,
6.875%, 3/15/19, 3/20/19*	5.00	9.12		760	(96,213)	21,758	(117,971)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Newmont Mining Corp.,
5.875%, 4/01/35, 3/20/19*	1.00%	1.38%	USD	760	$(11,544)	$(24,808)	$13,264
Morgan Stanley Capital Services LLC:
AK Steel Corp.,
7.625%, 5/15/20, 3/20/16*	5.00	2.38		550	22,279	2,294	19,985
United States Steel Corp.,
6.65%, 6/01/37, 9/20/19*	5.00	3.37		216	16,831	11,129	5,702
United States Steel Corp.,
6.65%, 6/01/37, 9/20/19*	5.00	3.37		212	16,528	11,554	4,974
UBS AG:
Levi Strauss & Co.,
8.875%, 4/01/16, 6/20/17*	5.00	0.98		850	93,301	(26,142)	119,443

					$1,748,496	$1,052,849	$695,647

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International iBoxx $ Liquid High Yield Total Return Index	15,615	LIBOR	USD	3,565	12/20/14	$83,703
JPMorgan Chase Bank iBoxx $ Liquid High Yield Total Return Index	15,234	LIBOR		3,580	12/20/14	(20,189)
Morgan Stanley Capital Services LLC iBoxx $ Liquid High Yield Total Return Index	15,563	LIBOR		3,630	12/20/14	6,778

						$70,292

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at November 30, 2014
Barclays Capital, Inc.†	521	USD	(2.50	)%*	—	$520,253
Barclays Capital, Inc.†	452	USD	(1.75	)%*	—	451,451
Barclays Capital, Inc.†	550	USD	(1.50	)%*	—	549,679
Barclays Capital, Inc.†	1,049	USD	(1.25	)%*	—	1,047,129
Barclays Capital, Inc.†	451	USD	(1.25	)%*	—	450,216

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at November 30, 2014
Barclays Capital, Inc.†	295	USD	(1.00	)%*	—	$295,365
Barclays Capital, Inc.†	499	USD	(0.50	)%*	—	498,563
Barclays Capital, Inc.†	405	USD	(0.50	)%*	—	404,633
Barclays Capital, Inc.†	556	USD	(0.25	)%*	—	556,250
Barclays Capital, Inc.†	332	USD	(0.25	)%*	—	331,585
Credit Suisse Securities (USA) LLC	110	USD	(0.75	)%*	12/01/14	110,175
Credit Suisse Securities (USA) LLC†	286	USD	(1.00	)%*	—	284,859
Credit Suisse Securities (USA) LLC†	189	GBP	(0.50	)%*	—	188,853
Credit Suisse Securities (USA) LLC†	152	USD	(0.50	)%*	—	152,184
Credit Suisse Securities (USA) LLC†	1,294	USD	0.00%		—	1,293,622
ING†	331	USD	(1.38	)%*	—	330,929
ING†	803	USD	(0.65	)%*	—	801,866

						$8,267,612

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on November 30, 2014
*	Interest payment due from counterparty.
^	Notional Amount less than 500.

(a)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2014.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $138,159,466 or 39.1% of net assets.
(d)	Illiquid security.
(e)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies	6/10/13	1,795,226	1,675,540	0.47%
Exide Technologies	1/13/11	342,335	46,880	0.01%
Momentive Performance Materials, Inc.	10/11/12	0	0	0.00%
Travelport LLC	3/03/14	260,075	268,613	0.08%

(f)	Non-income producing security.
(g)	Security is in default and is non-income producing.
(h)	Floating Rate Security. Stated interest rate was in effect at November 30, 2014.
(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(j)	Defaulted.
(k)	Fair valued by the Adviser.
(l)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(m)	When-Issued or delayed delivery security.
(n)	One contract relates to 1 share.
(o)	One contract relates to 100 shares.
(p)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,046,712 and gross unrealized depreciation of investments was $(11,826,160), resulting in net unrealized appreciation of $4,220,552.
(s)	An amount of U.S.$325,516 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
DAX	-	Deutscher Aktien Index (German Stock Index)
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt
SPY	-	SPDR Trust Series I
TLT	-	iShares Barclays 20 Year Treasury Bond Fund

AB Pooling Portfolios

High-Yield Portfolio

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$261,585,208	^	$3,332,620		$264,917,828
Corporates - Investment Grades		– 0	–	15,914,763		223,382		16,138,145
Bank Loans		– 0	–	– 0	–	15,797,686		15,797,686
Emerging Markets - Corporate Bonds		– 0	–	10,202,575		– 0	–	10,202,575
Preferred Stocks		8,311,517		826,800		– 0	–	9,138,317
Common Stocks		7,295,016		835,260		152,662		8,282,938
Collateralized Mortgage Obligations		– 0	–	– 0	–	6,283,502		6,283,502
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	4,543,619		4,543,619
Governments - Treasuries		– 0	–	4,253,147		– 0	–	4,253,147
Asset-Backed Securities		– 0	–	– 0	–	2,574,721		2,574,721
Local Governments - Municipal Bonds		– 0	–	2,014,810		– 0	–	2,014,810
Emerging Markets - Sovereigns		– 0	–	1,436,474		– 0	–	1,436,474
Options Purchased - Calls		– 0	–	763,187		– 0	–	763,187
Governments - Sovereign Agencies		– 0	–	706,649		– 0	–	706,649
Options Purchased - Puts		– 0	–	227,596		– 0	–	227,596
Warrants		77,061		– 0	–	– 0	–^	77,061
Short-Term Investments		5,066,334		– 0	–	– 0	–	5,066,334

Total Investments in Securities		20,749,928		298,766,469		32,908,192		352,424,589
Other Financial Instruments* :
Assets:
Futures		7,107		17,912		– 0	–	25,019
Forward Currency Exchange Contracts		– 0	–	548,661		– 0	–	548,661
Centrally Cleared Credit Default Swaps		– 0	–	97,423		– 0	–	97,423
Credit Default Swaps		– 0	–	1,350,985		– 0	–	1,350,985
Total Return Swaps		– 0	–	90,481		– 0	–	90,481
Liabilities:
Futures		(215,270)		– 0	–	– 0	–	(215,270)
Forward Currency Exchange Contracts		– 0	–	(47,015)		– 0	–	(47,015)
Call Options Written		– 0	–	(120,215)		– 0	–	(120,215)
Put Options Written		– 0	–	(83,777)		– 0	–	(83,777)
Credit Default Swaptions Written		– 0	–	(298)		– 0	–	(298)
Centrally Cleared Credit Default Swaps		– 0	–	(441,968)		– 0	–	(441,968)
Credit Default Swaps		– 0	–	(655,338)		– 0	–	(655,338)
Total Return Swaps		– 0	–	(20,189)		– 0	–	(20,189)

Total+		$20,541,765		$299,503,131		$32,908,192		$352,953,088

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grades^		Corporates - Investment Grades		Bank Loans
Balance as of 8/31/14	$3,112,321		$240,755		$16,979,969
Accrued discounts/(premiums)	5,801		(9)		7,485
Realized gain (loss)	(2)		– 0	–	(10,304)
Change in unrealized appreciation/depreciation	(188,244)		(17,364)		(224,119)
Purchases	402,744		– 0	–	532,150
Sales	– 0	–	– 0	–	(1,487,495)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/14	$3,332,620		$223,382		$15,797,686

Net change in unrealized appreciation/depreciation from investments held as of 11/30/14	$(188,244)		$(17,364)		$(208,508)

	Common Stocks		Collateralized Mortgage Obligations			Commercial Mortgage-Backed Securities
Balance as of 8/31/14	$564,622			$6,125,644		$4,557,567
Accrued discounts/(premiums)	– 0	–		12,053		1,656
Realized gain (loss)	– 0	–		5,631		– 0	–
Change in unrealized appreciation/depreciation	(91,693)			(186,310)		(15,604)
Purchases	– 0	–		435,000		– 0	–
Sales	– 0	–		(108,516)		– 0	–
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	(320,267)			– 0	–	– 0	–

Balance as of 11/30/14	$152,662			$6,283,502		$4,543,619

Net change in unrealized appreciation/depreciation from investments held as of 11/30/14	$(91,693)			$(186,310)		$(15,604)

	Asset-Backed Securities		Warrants^			Total
Balance as of 8/31/14	$2,674,264		$	– 0	–	$34,255,142
Accrued discounts/(premiums)	10,535			– 0	–	37,521
Realized gain (loss)	27,431			– 0	–	22,756
Change in unrealized appreciation/depreciation	(51,421)			– 0	–	(774,755)
Purchases	– 0	–		– 0	–	1,369,894
Sales	(86,088)			– 0	–	(1,682,099)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	(320,267)

Balance as of 11/30/14	$2,574,721		$	– 0	–	32,908,192

Net change in unrealized appreciation/depreciation from investments held as of 11/30/14	$(51,421)		$	– 0	–	$(759,144)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments November 30, 2014. Securities priced by third party vendors or at cost, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$152,662	Market Approach	Transaction Price	$2.50/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

Volatility Management

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 71.8%
Financials - 11.4%
Banks - 5.7%
Aozora Bank Ltd.	30,000	$97,509
Australia & New Zealand Banking Group Ltd.	73,025	1,980,765
Banca Monte dei Paschi di Siena SpA (a)	109,470	88,881
Banco Bilbao Vizcaya Argentaria SA	157,083	1,687,000
Banco Comercial Portugues SA (a)	883,595	91,201
Banco de Sabadell SA (b)	88,690	251,392
Banco Espirito Santo SA (a) (b) (c) (d)	54,936	0
Banco Popolare SC (a)	9,614	132,461
Banco Popular Espanol SA	46,555	255,617
Banco Santander SA	326,983	2,942,660
Bank Hapoalim BM	27,081	135,259
Bank Leumi Le-Israel BM (a)	33,758	119,250
Bank of America Corp.	354,102	6,033,898
Bank of East Asia Ltd.	33,800	142,187
Bank of Ireland (a)	727,800	298,444
Bank of Kyoto Ltd. (The)	9,000	75,695
Bank of Queensland Ltd.	9,550	99,891
Bank of Yokohama Ltd. (The)	30,000	168,996
Bankia SA (a)	119,352	209,079
Bankinter SA	17,836	159,701
Barclays PLC	434,043	1,656,323
BB&T Corp.	24,200	909,678
Bendigo & Adelaide Bank Ltd.	11,979	129,974
BNP Paribas SA	28,096	1,803,163
BOC Hong Kong Holdings Ltd.	97,500	344,557
CaixaBank SA	47,129	260,184
Chiba Bank Ltd. (The)	19,000	126,286
Chugoku Bank Ltd. (The)	4,000	56,029
Citigroup, Inc.	102,099	5,510,283
Comerica, Inc.	6,050	281,991
Commerzbank AG (a)	25,689	392,150
Commonwealth Bank of Australia	42,896	2,941,996
Credit Agricole SA	27,265	383,341
Danske Bank A/S	17,403	493,968
DBS Group Holdings Ltd.	46,000	699,063
DnB ASA	25,942	430,663
Erste Group Bank AG	7,416	200,552
Fifth Third Bancorp	28,050	564,366
Fukuoka Financial Group, Inc.	20,000	109,128
Gunma Bank Ltd. (The)	9,000	53,570
Hachijuni Bank Ltd. (The)	10,000	61,192
Hang Seng Bank Ltd.	20,200	336,374
Hiroshima Bank Ltd. (The)	13,000	62,897
Hokuhoku Financial Group, Inc.	32,000	64,737
HSBC Holdings PLC	506,633	5,041,359
Huntington Bancshares, Inc./OH	27,500	278,025
ING Groep NV (a)	101,947	1,490,406
Intesa Sanpaolo SpA	307,054	945,039
Intesa Sanpaolo SpA - RSP	22,829	61,345
Iyo Bank Ltd. (The)	6,000	62,068
Joyo Bank Ltd. (The)	17,000	85,768
JPMorgan Chase & Co.	126,650	7,619,264
KBC Groep NV (a)	6,648	379,988
KeyCorp	29,450	397,575

Company	Shares	U.S. $ Value
Lloyds Banking Group PLC (a)	1,510,668	$1,895,727
M&T Bank Corp.	4,450	560,789
Mitsubishi UFJ Financial Group, Inc.	337,300	1,942,622
Mizrahi Tefahot Bank Ltd. (a)	3,655	38,784
Mizuho Financial Group, Inc.	610,500	1,052,526
National Australia Bank Ltd.	62,661	1,735,809
Natixis SA	24,606	173,977
Nordea Bank AB	80,231	1,001,945
Oversea-Chinese Banking Corp., Ltd.	76,000	610,178
PNC Financial Services Group, Inc. (The)	18,200	1,591,954
Raiffeisen Bank International AG	3,111	64,370
Regions Financial Corp.	46,300	466,241
Resona Holdings, Inc.	58,400	315,498
Royal Bank of Scotland Group PLC (a)	66,895	412,927
Seven Bank Ltd.	15,755	68,326
Shinsei Bank Ltd. (b)	43,000	80,823
Shizuoka Bank Ltd. (The) (b)	14,000	134,728
Skandinaviska Enskilda Banken AB-Class A	40,323	532,235
Societe Generale SA	19,188	952,313
Standard Chartered PLC	65,352	955,483
Sumitomo Mitsui Financial Group, Inc.	33,700	1,265,270
Sumitomo Mitsui Trust Holdings, Inc. (b)	87,000	361,928
SunTrust Banks, Inc.	17,850	701,326
Suruga Bank Ltd.	5,152	97,900
Svenska Handelsbanken AB-Class A	13,250	646,388
Swedbank AB-Class A	24,040	630,103
UniCredit SpA	116,344	859,329
Unione di Banche Italiane SCpA	22,058	169,405
United Overseas Bank Ltd. (b)	34,000	624,724
US Bancorp/MN	60,650	2,680,730
Wells Fargo & Co.	159,950	8,714,076
Westpac Banking Corp.	82,256	2,276,301
Yamaguchi Financial Group, Inc.	5,000	50,145
Zions Bancorporation	6,800	190,808

		83,058,876

Capital Markets - 1.4%
3i Group PLC	25,049	173,460
Aberdeen Asset Management PLC	24,311	170,642
Affiliated Managers Group, Inc. (a)	1,887	384,174
Ameriprise Financial, Inc.	6,300	830,151
Bank of New York Mellon Corp. (The)	38,100	1,525,143
BlackRock, Inc.-Class A	4,290	1,540,453
Charles Schwab Corp. (The)	38,600	1,093,152
Credit Suisse Group AG (a)	40,441	1,079,040
Daiwa Securities Group, Inc.	44,000	354,204
Deutsche Bank AG (REG)	36,454	1,189,536
E*Trade Financial Corp. (a)	9,650	220,117
Franklin Resources, Inc.	13,250	753,395
Goldman Sachs Group, Inc. (The)	13,800	2,600,058
Hargreaves Lansdown PLC	6,295	95,775
ICAP PLC	13,829	89,878
Invesco Ltd.	14,550	587,238
Investec PLC	14,543	134,280
Julius Baer Group Ltd. (a)	5,941	268,932
Legg Mason, Inc.	3,400	192,950
Macquarie Group Ltd.	7,671	380,531

Company	Shares	U.S. $ Value
Mediobanca SpA	16,001	$143,096
Morgan Stanley	51,550	1,813,529
Nomura Holdings, Inc.	96,000	577,237
Northern Trust Corp.	7,450	504,588
Partners Group Holding AG	461	132,320
SBI Holdings, Inc./Japan	5,347	61,772
Schroders PLC	3,300	138,722
State Street Corp.	14,250	1,093,402
T Rowe Price Group, Inc.	8,850	738,709
UBS Group AG	96,899	1,739,920

		20,606,404

Consumer Finance - 0.4%
Acom Co., Ltd. (a) (b)	10,550	31,514
AEON Financial Service Co., Ltd.	3,000	64,719
American Express Co.	30,300	2,800,326
Capital One Financial Corp.	18,885	1,571,232
Credit Saison Co., Ltd.	3,900	72,977
Discover Financial Services	15,550	1,019,303
Navient Corp.	14,100	295,536

		5,855,607

Diversified Financial Services - 1.1%
ASX Ltd.	5,139	157,249
Berkshire Hathaway, Inc.- Class B (a)	61,400	9,129,566
CME Group, Inc./IL-Class A	10,650	901,416
Deutsche Boerse AG	5,124	374,092
Eurazeo SA	1,001	69,652
Exor SpA	2,615	116,440
First Pacific Co., Ltd./Hong Kong	57,900	60,786
Friends Life Group Ltd.	36,726	211,576
Groupe Bruxelles Lambert SA	2,142	193,797
Hong Kong Exchanges and Clearing Ltd.	29,300	637,147
Industrivarden AB-Class C	4,334	76,544
Intercontinental Exchange, Inc.	3,845	868,932
Investment AB Kinnevik-Class B	6,249	216,838
Investor AB-Class B	12,091	453,702
Japan Exchange Group, Inc.	6,923	177,513
Leucadia National Corp.	10,650	246,334
London Stock Exchange Group PLC	5,967	209,910
McGraw Hill Financial, Inc.	9,100	850,486
Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	13,030	61,463
Moody’s Corp.	6,250	631,312
NASDAQ OMX Group, Inc. (The)	3,950	177,394
ORIX Corp.	35,020	462,866
Pargesa Holding SA	820	65,241
Singapore Exchange Ltd.	21,000	117,854
Wendel SA	839	98,835

		16,566,945

Insurance - 2.5%
ACE Ltd.	11,300	1,292,042
Admiral Group PLC	5,131	99,267
Aegon NV	48,093	377,347
Aflac, Inc.	15,250	910,882
Ageas	5,888	210,569
AIA Group Ltd.	318,600	1,836,968
Allianz SE	12,078	2,079,552

Company	Shares	U.S. $ Value
Allstate Corp. (The)	14,600	$994,990
American International Group, Inc.	48,040	2,632,592
AMP Ltd.	77,478	371,125
Aon PLC	9,800	906,402
Assicurazioni Generali SpA	30,996	670,531
Assurant, Inc.	2,400	162,216
Aviva PLC	77,636	617,462
AXA SA	48,138	1,162,681
Baloise Holding AG	1,261	164,455
Chubb Corp. (The)	8,100	834,705
Cincinnati Financial Corp.	4,950	252,202
CNP Assurances	4,557	84,403
Dai-ichi Life Insurance Co., Ltd. (The)	28,657	415,795
Delta Lloyd NV	5,268	121,067
Direct Line Insurance Group PLC	38,697	177,812
Genworth Financial, Inc.-Class A (a)	16,600	150,894
Gjensidige Forsikring ASA	5,309	91,017
Hannover Rueck SE	1,601	142,826
Hartford Financial Services Group, Inc. (The)	15,050	621,565
Insurance Australia Group Ltd.	61,247	331,712
Legal & General Group PLC	157,078	604,357
Lincoln National Corp.	8,800	498,344
Loews Corp.	10,250	426,810
Mapfre SA	23,134	84,878
Marsh & McLennan Cos., Inc.	18,300	1,035,597
MetLife, Inc.	37,850	2,104,838
MS&AD Insurance Group Holdings, Inc. (b)	13,400	312,999
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,576	941,646
NN Group NV (a)	3,241	98,450
Old Mutual PLC	128,418	401,100
Principal Financial Group, Inc.	9,200	490,084
Progressive Corp. (The)	18,100	493,044
Prudential Financial, Inc.	15,500	1,317,190
Prudential PLC	67,972	1,640,590
QBE Insurance Group Ltd.	35,504	327,446
RSA Insurance Group PLC (a)	26,194	191,273
Sampo Oyj-Class A	11,867	585,292
SCOR SE	4,077	127,222
Sompo Japan Nipponkoa Holdings, Inc.	9,000	223,093
Sony Financial Holdings, Inc. (b)	4,604	69,807
Standard Life PLC	63,090	417,230
Suncorp Group Ltd.	34,153	416,262
Swiss Life Holding AG (a)	852	195,044
Swiss Re AG (a)	9,349	798,630
T&D Holdings, Inc. (b)	15,300	185,521
Tokio Marine Holdings, Inc.	18,400	601,461
Torchmark Corp.	4,375	235,156
Travelers Cos., Inc. (The)	11,400	1,190,730
Tryg A/S	570	65,979
UnipolSai SpA	23,900	68,355
Unum Group	8,550	284,031
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,020	50,677
XL Group PLC	8,900	316,128
Zurich Insurance Group AG (a)	3,954	1,239,176

		35,751,519

Company	Shares	U.S. $ Value
Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	13,320	$1,398,733
Crown Castle International Corp.	11,230	933,101
Plum Creek Timber Co., Inc.	5,950	247,996
Weyerhaeuser Co.	17,750	626,752

		3,206,582

Real Estate Management & Development - 0.1%
Aeon Mall Co., Ltd.	10,532	179,696
CBRE Group, Inc.-Class A (a)	9,390	316,819
Daito Trust Construction Co., Ltd.	2,000	226,417
Daiwa House Industry Co., Ltd.	16,000	305,699
IMMOFINANZ AG (a)	23,751	71,028
Lend Lease Group	14,543	189,460
Swire Pacific Ltd.-Class A	16,500	226,389

		1,515,508

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	16,200	158,598
People’s United Financial, Inc.	10,350	152,973

		311,571

		166,873,012

Information Technology - 9.5%
Communications Equipment - 0.8%
Alcatel-Lucent (a)	74,071	264,733
Cisco Systems, Inc.	171,690	4,745,511
F5 Networks, Inc. (a)	2,490	321,683
Harris Corp.	3,540	253,712
Juniper Networks, Inc.	13,480	298,717
Motorola Solutions, Inc.	7,440	488,957
Nokia Oyj	98,795	820,317
QUALCOMM, Inc.	56,460	4,115,934
Telefonaktiebolaget LM Ericsson-Class B	80,388	1,010,119

		12,319,683

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	10,620	569,551
Citizen Holdings Co., Ltd.	6,900	53,425
Corning, Inc.	43,430	912,899
FLIR Systems, Inc.	4,760	151,035
Fujifilm Holdings Corp.	12,300	406,646
Hamamatsu Photonics KK	1,900	95,943
Hexagon AB-Class B	6,754	214,580
Hirose Electric Co., Ltd.	800	101,036
Hitachi High-Technologies Corp.	1,700	49,177
Hitachi Ltd.	127,000	980,867
Hoya Corp.	11,300	401,687
Ibiden Co., Ltd.	3,200	47,518
Japan Display, Inc. (a) (b)	8,137	26,661
Keyence Corp.	1,300	600,828
Kyocera Corp.	8,500	415,470
Murata Manufacturing Co., Ltd.	5,400	583,181
Nippon Electric Glass Co., Ltd. (b)	10,000	45,745
Omron Corp.	5,400	251,350
Shimadzu Corp.	6,000	59,442

Company	Shares	U.S. $ Value
TDK Corp.	3,300	$198,927
TE Connectivity Ltd.	13,750	882,750
Yaskawa Electric Corp. (b)	6,000	78,040
Yokogawa Electric Corp. (b)	5,700	72,009

		7,198,767

Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	6,010	388,306
eBay, Inc. (a)	38,030	2,087,086
Facebook, Inc.-Class A (a)	70,312	5,463,242
Google, Inc.-Class A (a)	9,569	5,254,147
Google, Inc.-Class C (a)	9,569	5,184,771
Kakaku.com, Inc. (b)	3,848	58,722
Mixi, Inc.	991	45,123
United Internet AG	3,255	143,414
VeriSign, Inc. (a) (b)	3,790	227,779
Yahoo Japan Corp. (b)	37,667	136,955
Yahoo!, Inc. (a)	31,150	1,611,701

		20,601,246

IT Services - 1.5%
Accenture PLC-Class A	21,270	1,836,239
Alliance Data Systems Corp. (a)	1,910	546,012
Amadeus IT Holding SA-Class A	11,250	447,455
AtoS	2,158	153,260
Automatic Data Processing, Inc.	16,200	1,387,368
Cap Gemini SA	3,831	280,813
Cognizant Technology Solutions Corp.-Class A (a)	20,470	1,105,175
Computer Sciences Corp.	4,880	309,294
Computershare Ltd.	12,550	123,113
Fidelity National Information Services, Inc.	9,590	586,812
Fiserv, Inc. (a)	8,400	600,516
Fujitsu Ltd.	49,000	280,076
International Business Machines Corp.	31,269	5,070,894
Itochu Techno-Solutions Corp.	700	27,410
MasterCard, Inc.-Class A	33,150	2,893,663
Nomura Research Institute Ltd.	3,000	93,282
NTT Data Corp.	3,340	127,413
Otsuka Corp. (b)	1,300	44,802
Paychex, Inc.	10,970	520,088
Teradata Corp. (a)	5,220	235,631
Total System Services, Inc.	5,530	182,435
Visa, Inc.-Class A	16,570	4,278,208
Western Union Co. (The)-Class W	17,820	331,096
Xerox Corp.	36,460	508,982

		21,970,037

Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp. (b)	4,200	50,298
Altera Corp.	10,400	391,248
Analog Devices, Inc.	10,550	576,452
Applied Materials, Inc.	41,000	986,050
ARM Holdings PLC	37,046	527,727
ASM Pacific Technology Ltd.	6,300	64,039
ASML Holding NV	9,489	1,002,266

Company	Shares	U.S. $ Value
Avago Technologies Ltd.	8,458	$789,977
Broadcom Corp.-Class A	18,100	780,653
Infineon Technologies AG	29,929	292,650
Intel Corp.	166,700	6,209,575
KLA-Tencor Corp.	5,550	385,392
Lam Research Corp.	5,438	449,396
Linear Technology Corp.	8,000	368,240
Microchip Technology, Inc. (b)	6,750	304,763
Micron Technology, Inc. (a)	36,050	1,295,997
NVIDIA Corp.	17,300	362,781
Rohm Co., Ltd.	2,600	168,410
STMicroelectronics NV	16,234	121,540
Texas Instruments, Inc.	35,950	1,956,399
Tokyo Electron Ltd.	4,600	320,583
Xilinx, Inc.	9,000	408,960

		17,813,396

Software - 1.8%
Adobe Systems, Inc. (a)	15,920	1,172,986
Autodesk, Inc. (a)	7,630	473,060
CA, Inc.	10,770	335,485
Citrix Systems, Inc. (a)	5,520	366,031
COLOPL, Inc.	1,308	32,522
Dassault Systemes	3,426	223,762
Electronic Arts, Inc. (a)	10,500	461,265
Gemalto NV (b)	2,103	178,807
GungHo Online Entertainment, Inc. (b)	9,396	35,237
Intuit, Inc.	9,560	897,397
Konami Corp. (b)	2,700	50,925
Microsoft Corp.	277,470	13,265,841
Nexon Co., Ltd. (b)	3,483	32,903
NICE-Systems Ltd.	1,556	73,683
Nintendo Co., Ltd. (b)	2,900	336,720
Oracle Corp.	109,480	4,643,047
Oracle Corp. Japan	1,000	37,668
Red Hat, Inc. (a)	6,370	395,895
Sage Group PLC (The)	28,333	179,964
Salesforce.com, Inc. (a)	19,390	1,160,879
SAP SE	24,377	1,718,200
Symantec Corp.	23,220	605,810
Trend Micro, Inc./Japan	2,800	85,063

		26,763,150

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	201,660	23,983,424
Brother Industries Ltd.	6,300	117,591
Canon, Inc.	30,000	957,961
EMC Corp./MA	68,290	2,072,601
Hewlett-Packard Co.	62,830	2,454,140
Konica Minolta, Inc.	12,000	139,855
NEC Corp.	68,000	213,433
NetApp, Inc.	10,750	457,413
Ricoh Co., Ltd.	19,000	206,021
SanDisk Corp.	7,570	783,192
Seagate Technology PLC	11,000	727,210
Seiko Epson Corp.	3,500	169,437

Company	Shares	U.S. $ Value
Western Digital Corp.	7,430	$767,296

		33,049,574

		139,715,853

Health Care - 8.6%
Biotechnology - 1.3%
Actelion Ltd. (REG) (a)	2,759	327,139
Alexion Pharmaceuticals, Inc. (a)	6,690	1,303,881
Amgen, Inc.	25,600	4,231,936
Biogen Idec, Inc. (a)	7,950	2,446,136
Celgene Corp. (a)	26,950	3,063,945
CSL Ltd.	12,557	880,712
Gilead Sciences, Inc. (a)	50,900	5,106,288
Grifols SA	3,959	176,286
Regeneron Pharmaceuticals, Inc. (a)	2,500	1,040,275
Vertex Pharmaceuticals, Inc. (a)	8,005	943,629

		19,520,227

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	50,600	2,252,206
Baxter International, Inc.	18,250	1,332,250
Becton Dickinson and Co.	6,450	905,129
Boston Scientific Corp. (a)	44,600	574,002
CareFusion Corp. (a)	6,800	402,356
Cochlear Ltd.	1,515	89,564
Coloplast A/S-Class B	2,950	256,134
Covidien PLC	15,200	1,535,200
CR Bard, Inc.	2,500	418,375
DENTSPLY International, Inc.	4,750	261,155
Edwards Lifesciences Corp. (a)	3,600	466,848
Elekta AB-Class B (b)	9,784	99,722
Essilor International SA	5,415	607,976
Getinge AB-Class B	5,313	123,040
Intuitive Surgical, Inc. (a)	1,230	636,857
Medtronic, Inc.	33,000	2,437,710
Olympus Corp. (a) (b)	6,400	232,935
Smith & Nephew PLC	23,727	410,840
Sonova Holding AG	1,427	215,788
St Jude Medical, Inc.	9,600	652,416
Stryker Corp.	10,050	933,745
Sysmex Corp.	3,900	167,764
Terumo Corp.	8,100	184,240
Varian Medical Systems, Inc. (a)	3,500	309,785
William Demant Holding A/S (a)	602	43,180
Zimmer Holdings, Inc.	5,700	640,053

		16,189,270

Health Care Providers & Services - 1.0%
Aetna, Inc.	11,959	1,043,303
Alfresa Holdings Corp.	4,600	52,937
AmerisourceBergen Corp.-Class A	7,200	655,560
Cardinal Health, Inc.	11,350	932,857
Celesio AG	1,349	44,936
CIGNA Corp.	8,900	915,721

Company	Shares	U.S. $ Value
DaVita HealthCare Partners, Inc. (a)	5,800	$443,874
Express Scripts Holding Co. (a)	25,083	2,085,651
Fresenius Medical Care AG & Co. KGaA	5,743	423,876
Fresenius SE & Co. KGaA	10,024	543,060
Healthscope Ltd. (a)	29,786	66,033
Humana, Inc.	5,200	717,444
Laboratory Corp. of America Holdings (a)	2,850	298,224
McKesson Corp.	7,800	1,643,928
Medipal Holdings Corp.	3,500	38,957
Miraca Holdings, Inc.	1,500	56,942
Patterson Cos., Inc.	2,900	139,722
Quest Diagnostics, Inc.	4,850	316,754
Ramsay Health Care Ltd.	3,487	160,481
Ryman Healthcare Ltd.	9,906	62,214
Sonic Healthcare Ltd.	10,107	149,940
Suzuken Co., Ltd./Aichi Japan	1,900	48,659
Tenet Healthcare Corp. (a)	3,300	158,565
UnitedHealth Group, Inc.	32,700	3,225,201
Universal Health Services, Inc.-Class B	3,100	324,322
WellPoint, Inc.	9,250	1,183,168

		15,732,329

Health Care Technology - 0.1%
Cerner Corp. (a)	10,200	656,880
M3, Inc. (b)	5,133	88,119

		744,999

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	11,200	478,688
Lonza Group AG (a)	1,405	165,231
PerkinElmer, Inc.	3,800	172,786
QIAGEN NV (a)	6,151	146,795
Thermo Fisher Scientific, Inc.	13,450	1,738,951
Waters Corp. (a)	2,850	330,315

		3,032,766

Pharmaceuticals - 4.9%
AbbVie, Inc.	53,600	3,709,120
Actavis PLC (a)	8,917	2,413,029
Allergan, Inc./United States	10,000	2,138,900
Astellas Pharma, Inc.	56,800	817,276
AstraZeneca PLC	33,405	2,478,763
Bayer AG	21,879	3,289,377
Bristol-Myers Squibb Co.	55,800	3,294,990
Chugai Pharmaceutical Co., Ltd.	5,900	159,615
Daiichi Sankyo Co., Ltd. (b)	16,900	249,372
Eisai Co., Ltd.	6,700	240,278
Eli Lilly & Co.	33,100	2,254,772
GlaxoSmithKline PLC	128,304	2,976,556
Hisamitsu Pharmaceutical Co., Inc.	1,500	45,602
Hospira, Inc. (a)	5,650	336,966
Johnson & Johnson	95,000	10,283,750
Kyowa Hakko Kirin Co., Ltd.	6,000	65,299
Mallinckrodt PLC (a)	3,805	350,897
Merck & Co., Inc.	97,150	5,867,860
Merck KGaA	3,431	341,114

Company	Shares	U.S. $ Value
Mitsubishi Tanabe Pharma Corp.	6,000	$91,639
Mylan, Inc./PA (a)	12,600	738,486
Novartis AG	60,859	5,885,215
Novo Nordisk A/S-Class B	53,098	2,416,817
Ono Pharmaceutical Co., Ltd. (b)	2,200	188,136
Orion Oyj-Class B	2,634	90,306
Otsuka Holdings Co., Ltd.	10,366	327,230
Perrigo Co. PLC	4,539	727,102
Pfizer, Inc.	213,507	6,650,743
Roche Holding AG	18,588	5,562,280
Sanofi	31,465	3,038,879
Santen Pharmaceutical Co., Ltd. (b)	2,000	111,828
Shionogi & Co., Ltd. (b)	7,900	196,512
Shire PLC	15,605	1,112,311
Sumitomo Dainippon Pharma Co., Ltd. (b)	4,200	43,438
Taisho Pharmaceutical Holdings Co., Ltd.	838	51,848
Takeda Pharmaceutical Co., Ltd. (b)	20,900	875,682
Teva Pharmaceutical Industries Ltd.	22,673	1,290,991
UCB SA	3,345	262,129
Zoetis, Inc.	16,864	757,699

		71,732,807

		126,952,398

Industrials - 7.7%
Aerospace & Defense - 1.4%
Airbus Group NV	15,594	949,935
BAE Systems PLC	83,502	625,772
Boeing Co. (The)	22,600	3,036,536
Cobham PLC	29,141	137,079
Finmeccanica SpA (a)	10,743	104,096
General Dynamics Corp.	10,700	1,555,352
Honeywell International, Inc.	26,350	2,610,494
L-3 Communications Holdings, Inc.	2,900	361,340
Lockheed Martin Corp.	9,100	1,743,196
Meggitt PLC	21,168	166,089
Northrop Grumman Corp.	7,000	986,510
Precision Castparts Corp.	4,850	1,153,815
Raytheon Co.	10,450	1,115,015
Rockwell Collins, Inc.	4,550	389,162
Rolls-Royce Holdings PLC (a)	49,914	655,140
Safran SA (b)	7,196	465,396
Singapore Technologies Engineering Ltd.	41,000	105,918
Textron, Inc.	9,400	407,208
Thales SA	2,458	130,413
United Technologies Corp.	28,650	3,153,792
Zodiac Aerospace	4,936	163,637

		20,015,895

Air Freight & Logistics - 0.4%
Bollore SA (b)	145	71,589
CH Robinson Worldwide, Inc.	4,950	365,013
Deutsche Post AG	25,675	851,277
Expeditors International of Washington, Inc.	6,550	306,671
FedEx Corp.	8,950	1,594,711
Kuehne & Nagel International AG	1,434	193,501
Royal Mail PLC	16,513	107,732

Company	Shares	U.S. $ Value
TNT Express NV (b)	10,926	$73,633
Toll Holdings Ltd.	17,007	81,437
United Parcel Service, Inc.-Class B	23,700	2,605,104
Yamato Holdings Co., Ltd.	9,600	217,238

		6,467,906

Airlines - 0.2%
ANA Holdings, Inc.	30,000	73,731
Cathay Pacific Airways Ltd.	31,000	68,179
Delta Air Lines, Inc.	28,383	1,324,635
Deutsche Lufthansa AG (REG)	6,120	109,002
easyJet PLC	4,213	108,571
International Consolidated Airlines Group SA (a)	26,957	192,488
Japan Airlines Co., Ltd.	3,278	96,209
Qantas Airways Ltd. (a)	14,527	23,701
Ryanair Holdings PLC (Sponsored ADR) (a)	820	51,570
Singapore Airlines Ltd.	14,000	115,486
Southwest Airlines Co.	23,050	963,951

		3,127,523

Building Products - 0.2%
Allegion PLC	3,200	172,320
Asahi Glass Co., Ltd. (b)	26,000	125,586
Assa Abloy AB-Class B	8,869	482,034
Cie de St-Gobain	12,022	552,129
Daikin Industries Ltd. (b)	6,200	411,442
Geberit AG	1,004	349,358
LIXIL Group Corp.	7,100	150,840
Masco Corp.	12,000	290,400
TOTO Ltd.	7,000	83,528

		2,617,637

Commercial Services & Supplies - 0.3%
ADT Corp. (The) (b)	5,850	204,399
Aggreko PLC	6,798	162,491
Babcock International Group PLC	6,668	118,131
Brambles Ltd.	40,875	337,480
Cintas Corp.	3,250	237,737
Dai Nippon Printing Co., Ltd.	14,000	122,878
Edenred	5,573	160,629
G4S PLC	40,005	172,548
ISS A/S (a)	2,456	69,479
Park24 Co., Ltd.	2,600	39,418
Pitney Bowes, Inc.	6,750	166,185
Republic Services, Inc.-Class A	8,500	336,685
Secom Co., Ltd.	5,600	323,979
Securitas AB-Class B	8,312	100,513
Societe BIC SA	759	101,098
Stericycle, Inc. (a)	2,850	367,422
Toppan Printing Co., Ltd.	14,000	90,191
Tyco International PLC	14,900	639,210
Waste Management, Inc.	14,600	711,458

		4,461,931

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	4,728	166,986

Company	Shares	U.S. $ Value
Boskalis Westminster NV	2,300	$129,063
Bouygues SA	4,442	167,004
Chiyoda Corp.	4,000	35,327
Ferrovial SA	11,154	228,464
Fluor Corp.	5,300	328,547
Jacobs Engineering Group, Inc. (a)	4,450	206,703
JGC Corp.	5,864	126,129
Kajima Corp. (b)	22,000	86,853
Leighton Holdings Ltd. (b)	2,696	46,122
Obayashi Corp. (b)	17,000	105,941
OCI NV (a) (b)	2,238	80,263
Quanta Services, Inc. (a)	7,300	222,650
Shimizu Corp.	15,000	102,236
Skanska AB-Class B	10,087	216,989
Taisei Corp.	27,000	141,017
Vinci SA	12,942	699,313

		3,089,607

Electrical Equipment - 0.6%
ABB Ltd. (REG) (a)	58,154	1,305,196
Alstom SA (a)	5,736	201,137
AMETEK, Inc.	8,239	419,859
Eaton Corp. PLC	16,009	1,085,890
Emerson Electric Co.	23,500	1,498,125
First Solar, Inc. (a)	2,550	124,440
Fuji Electric Co., Ltd. (b)	14,000	61,529
Legrand SA	7,051	369,663
Mabuchi Motor Co., Ltd.	700	55,677
Mitsubishi Electric Corp.	51,000	612,933
Nidec Corp.	5,800	384,005
Osram Licht AG (a)	2,362	98,046
Prysmian SpA	5,412	97,259
Rockwell Automation, Inc.	4,650	536,657
Schneider Electric SE (Paris)	13,900	1,134,072
Vestas Wind Systems A/S (a)	5,948	219,502

		8,203,990

Industrial Conglomerates - 1.3%
3M Co.	21,850	3,497,967
Danaher Corp.	20,550	1,717,158
General Electric Co.	337,900	8,950,971
Hutchison Whampoa Ltd.	56,000	701,311
Keihan Electric Railway Co., Ltd.	13,000	64,961
Keppel Corp., Ltd. (b)	38,000	262,204
Koninklijke Philips NV (b)	25,311	761,765
NWS Holdings Ltd.	39,000	71,941
Roper Industries, Inc.	3,400	536,588
Seibu Holdings, Inc. (b)	3,175	60,053
SembCorp Industries Ltd.	26,000	91,118
Siemens AG	20,978	2,479,540
Smiths Group PLC	10,470	188,898
Toshiba Corp.	106,000	471,645

		19,856,120

Company	Shares	U.S. $ Value
Industrial Warehouse Distribution - 0.4%
Ascendas Real Estate Investment Trust	203,150	$364,421
Daiwa House REIT Investment Corp.	20	89,080
DCT Industrial Trust, Inc.	6,240	212,971
EastGroup Properties, Inc.	2,463	165,563
First Industrial Realty Trust, Inc.	8,350	165,748
Global Logistic Properties Ltd.	308,415	619,396
GLP J-Reit	155	178,489
Hansteen Holdings PLC	52,263	85,064
Industrial & Infrastructure Fund Investment Corp.	12	106,457
Japan Logistics Fund, Inc.	64	143,806
Mapletree Industrial Trust	84,962	98,059
Mapletree Logistics Trust	103,555	93,643
Nippon Prologis REIT, Inc. (b)	141	307,236
ProLogis, Inc.	54,775	2,315,887
Pure Industrial Real Estate Trust	14,050	54,922
Segro PLC	75,395	461,445
STAG Industrial, Inc.	4,285	102,154
Warehouses De Pauw SCA	911	64,976

		5,629,317

Machinery - 1.2%
Alfa Laval AB (b)	8,351	166,204
Amada Co., Ltd. (b)	9,000	81,239
Andritz AG	1,933	104,181
Atlas Copco AB-Class A	17,826	514,050
Atlas Copco AB-Class B	10,359	275,088
Caterpillar, Inc.	21,150	2,127,690
CNH Industrial NV	25,062	196,430
Cummins, Inc.	5,750	837,315
Deere & Co.	12,050	1,043,771
Dover Corp.	5,600	431,144
FANUC Corp.	5,100	860,763
Flowserve Corp.	4,600	270,802
GEA Group AG	4,855	231,471
Hino Motors Ltd.	7,000	94,249
Hitachi Construction Machinery Co., Ltd. (b)	2,900	62,626
IHI Corp. (b)	36,000	182,107
Illinois Tool Works, Inc.	12,300	1,167,639
IMI PLC	7,238	133,349
Ingersoll-Rand PLC	9,000	567,540
Joy Global, Inc.	3,300	161,832
JTEKT Corp.	5,400	89,602
Kawasaki Heavy Industries Ltd. (b)	37,000	162,816
Komatsu Ltd.	24,700	584,443
Kone Oyj-Class B	8,298	381,936
Kubota Corp. (b)	30,000	469,626
Kurita Water Industries Ltd.	2,700	55,986
Makita Corp.	3,200	160,291
MAN SE	936	106,621
Melrose Industries PLC	27,192	109,676
Metso Oyj	2,994	92,823
Minebea Co. Ltd.	8,000	100,226
Mitsubishi Heavy Industries Ltd.	80,000	466,846
Nabtesco Corp.	3,000	72,104
NGK Insulators Ltd.	7,000	155,475
NSK Ltd. (b)	12,000	151,079
PACCAR, Inc.	11,950	800,889

Company	Shares	U.S. $ Value
Pall Corp.	3,600	$345,996
Parker-Hannifin Corp.	5,000	645,150
Pentair PLC	6,484	419,580
Sandvik AB	28,303	296,354
Schindler Holding AG	1,181	168,360
Schindler Holding AG (REG)	565	78,939
SembCorp Marine Ltd. (b)	22,000	52,806
SKF AB-Class B	10,511	216,371
SMC Corp./Japan	1,500	412,008
Snap-On, Inc.	1,950	263,894
Stanley Black & Decker, Inc.	5,250	495,810
Sulzer AG	637	71,211
Sumitomo Heavy Industries Ltd.	14,000	77,030
THK Co., Ltd.	3,000	72,652
Vallourec SA	2,892	95,668
Volvo AB-Class B	40,579	443,669
Wartsila Oyj Abp	3,927	175,539
Weir Group PLC (The)	5,659	165,582
Xylem, Inc./NY	6,150	235,791
Yangzijiang Shipbuilding Holdings Ltd.	45,400	42,672
Zardoya Otis SA	4,618	49,183

		18,294,194

Marine - 0.1%
AP Moeller - Maersk A/S-Class A	102	208,504
AP Moeller - Maersk A/S-Class B	189	394,214
Mitsui OSK Lines Ltd. (b)	28,000	88,759
Nippon Yusen KK	42,000	118,564

		810,041

Mixed Office Industrial - 0.1%
Goodman Group	175,485	812,614

Professional Services - 0.2%
Adecco SA (a)	4,522	317,236
ALS Ltd. (b)	10,465	44,835
Bureau Veritas SA	5,858	139,624
Capita PLC	17,497	292,092
Dun & Bradstreet Corp. (The)	1,250	158,688
Equifax, Inc.	4,100	326,155
Experian PLC	26,362	416,536
Intertek Group PLC	4,284	156,083
Nielsen NV (b)	10,238	427,641
Randstad Holding NV	3,402	167,537
Recruit Holdings Co., Ltd. (a)	3,821	125,527
Robert Half International, Inc.	4,600	261,234
Seek Ltd.	8,583	124,449
SGS SA	146	315,446

		3,273,083

Road & Rail - 0.6%
Asciano Ltd.	24,914	124,421
Aurizon Holdings Ltd.	55,491	217,402
Central Japan Railway Co.	3,816	554,262
ComfortDelGro Corp., Ltd.	53,000	105,625
CSX Corp.	33,650	1,227,889
DSV A/S	4,778	150,039
Hankyu Hanshin Holdings, Inc.	30,000	164,763

Company	Shares	U.S. $ Value
Kansas City Southern	3,700	$440,078
Keikyu Corp. (b)	12,000	91,674
Keio Corp. (b)	15,000	110,202
Keisei Electric Railway Co., Ltd. (b)	7,000	80,489
Kintetsu Corp.	47,000	158,633
MTR Corp., Ltd.	38,000	152,315
Nagoya Railroad Co., Ltd.	22,000	85,211
Nippon Express Co., Ltd.	22,000	105,825
Norfolk Southern Corp.	10,450	1,166,638
Odakyu Electric Railway Co., Ltd. (b)	16,000	146,490
Ryder System, Inc.	1,800	171,936
Tobu Railway Co., Ltd. (b)	27,000	121,515
Tokyu Corp.	30,000	180,947
Union Pacific Corp.	30,250	3,532,292
West Japan Railway Co.	4,357	207,852

		9,296,498

Trading Companies & Distributors - 0.4%
Ashtead Group PLC	13,317	218,704
Brenntag AG	4,102	225,829
Bunzl PLC	8,855	246,667
Fastenal Co. (b)	9,150	413,580
ITOCHU Corp.	40,000	459,857
Marubeni Corp.	43,000	270,984
Mitsubishi Corp.	36,500	689,784
Mitsui & Co., Ltd.	45,100	621,993
Noble Group Ltd.	116,000	108,903
Rexel SA	7,423	137,519
Sumitomo Corp.	29,800	317,905
Toyota Tsusho Corp.	5,600	132,539
Travis Perkins PLC	6,554	184,681
United Rentals, Inc. (a)	3,250	368,257
Wolseley PLC	7,057	395,161
WW Grainger, Inc.	2,050	503,644

		5,296,007

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	10,731	229,541
Aeroports de Paris	789	96,887
Atlantia SpA	10,961	276,113
Auckland International Airport Ltd.	23,688	72,033
Fraport AG Frankfurt Airport Services Worldwide	980	59,804
Groupe Eurotunnel SA	12,410	160,470
Hutchison Port Holdings Trust-Class U	143,000	97,813
Kamigumi Co., Ltd.	6,000	54,236
Mitsubishi Logistics Corp. (b)	3,000	47,231
Sydney Airport	27,508	103,610
Transurban Group	47,915	339,109

		1,536,847

		112,789,210

Consumer Discretionary - 7.5%
Auto Components - 0.5%
Aisin Seiki Co., Ltd.	5,100	182,360
BorgWarner, Inc.	7,700	435,512
Bridgestone Corp.	17,200	591,458

Company	Shares	U.S. $ Value
Cie Generale des Etablissements Michelin-Class B	4,932	$453,453
Continental AG	2,921	614,242
Delphi Automotive PLC	10,071	734,679
Denso Corp.	12,900	602,646
GKN PLC	42,579	229,224
Goodyear Tire & Rubber Co. (The)	9,250	253,543
Johnson Controls, Inc.	22,400	1,120,000
Koito Manufacturing Co., Ltd.	3,000	94,292
NGK Spark Plug Co., Ltd. (b)	5,000	150,735
NHK Spring Co., Ltd.	4,000	34,656
NOK Corp.	2,500	62,370
Nokian Renkaat Oyj (b)	3,009	84,853
Pirelli & C. SpA	6,314	89,458
Stanley Electric Co., Ltd. (b)	3,800	82,393
Sumitomo Electric Industries Ltd.	19,900	258,996
Sumitomo Rubber Industries Ltd.	4,500	68,574
Toyoda Gosei Co., Ltd.	1,700	33,248
Toyota Industries Corp.	4,300	215,213
Valeo SA	2,004	246,555
Yokohama Rubber Co., Ltd. (The)	5,000	45,996

		6,684,456

Automobiles - 1.2%
Bayerische Motoren Werke AG	8,790	1,004,136
Bayerische Motoren Werke AG (Preference Shares)	1,441	122,347
Daihatsu Motor Co., Ltd. (b)	5,000	68,472
Daimler AG	25,475	2,147,506
Fiat Chrysler Automobiles NV (a) (b)	23,168	289,240
Ford Motor Co.	130,600	2,054,338
Fuji Heavy Industries Ltd.	16,000	584,441
General Motors Co.	45,365	1,516,552
Harley-Davidson, Inc.	7,300	508,664
Honda Motor Co., Ltd.	43,200	1,306,282
Isuzu Motors Ltd.	15,500	202,645
Mazda Motor Corp. (b)	14,400	373,400
Mitsubishi Motors Corp.	16,300	167,381
Nissan Motor Co., Ltd.	65,800	613,911
Peugeot SA (a)	10,394	132,961
Porsche Automobil Holding SE (Preference Shares)	4,065	353,949
Renault SA	5,103	409,495
Suzuki Motor Corp.	9,700	305,678
Toyota Motor Corp.	72,400	4,451,115
Volkswagen AG	784	177,389
Volkswagen AG (Preference Shares)	4,315	993,913
Yamaha Motor Co., Ltd.	7,000	149,175

		17,932,990

Distributors - 0.0%
Genuine Parts Co.	5,140	528,289
Jardine Cycle & Carriage Ltd.	3,000	97,933

		626,222

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	1,800	54,679

Company	Shares	U.S. $ Value
H&R Block, Inc.	9,250	$311,170

		365,849

Hotels, Restaurants & Leisure - 0.9%
Accor SA	4,652	219,308
Carnival Corp.	15,150	669,024
Carnival PLC	4,878	214,691
Chipotle Mexican Grill, Inc.-Class A (a)	1,050	696,801
Compass Group PLC	44,377	754,810
Crown Resorts Ltd.	9,668	118,131
Darden Restaurants, Inc.	4,450	253,605
Flight Centre Travel Group Ltd.	1,468	50,452
Galaxy Entertainment Group Ltd.	61,700	422,434
Genting Singapore PLC	161,000	140,695
InterContinental Hotels Group PLC	6,337	267,998
Marriott International, Inc./DE-Class A	7,350	579,106
McDonald’s Corp.	33,050	3,199,570
McDonald’s Holdings Co. Japan Ltd. (b)	1,800	41,086
Merlin Entertainments PLC (e)	13,410	79,181
MGM China Holdings Ltd.	23,500	71,058
Oriental Land Co., Ltd./Japan	1,400	304,388
Sands China Ltd.	63,300	378,212
Shangri-La Asia Ltd.	36,000	49,786
SJM Holdings Ltd.	51,500	102,022
Sodexo SA	2,503	252,467
Starbucks Corp.	25,300	2,054,613
TABCORP Holdings Ltd.	20,022	69,519
Tatts Group Ltd.	37,618	108,979
TUI Travel PLC	13,355	92,685
Whitbread PLC	4,817	344,766
William Hill PLC	23,023	120,316
Wynn Macau Ltd.	39,800	130,135
Wynn Resorts Ltd.	2,750	491,177
Yum! Brands, Inc.	14,800	1,143,300

		13,420,315

Household Durables - 0.3%
Casio Computer Co., Ltd. (b)	5,300	80,099
DR Horton, Inc.	11,150	284,214
Electrolux AB-Class B	6,386	189,547
Garmin Ltd. (b)	4,080	233,784
Harman International Industries, Inc.	2,300	249,619
Husqvarna AB-Class B	10,138	74,614
Iida Group Holdings Co., Ltd.	4,299	47,203
Leggett & Platt, Inc.	4,600	193,614
Lennar Corp.-Class A	5,950	281,078
Mohawk Industries, Inc. (a)	2,100	322,539
Newell Rubbermaid, Inc.	9,200	334,052
Nikon Corp.	9,000	128,656
Panasonic Corp.	58,400	750,849
Persimmon PLC (a)	8,089	193,146
Rinnai Corp.	1,000	74,142
Sekisui Chemical Co., Ltd.	11,000	136,754
Sekisui House Ltd.	15,000	200,747
Sharp Corp./Japan (a) (b)	40,000	95,388
Sony Corp.	27,800	609,086
Techtronic Industries Co., Ltd.	34,700	110,775

Company	Shares	U.S. $ Value
Whirlpool Corp.	2,650	$493,351

		5,083,257

Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	12,770	4,324,433
Expedia, Inc.	3,340	290,947
NetFlix, Inc. (a)	2,060	713,975
Priceline Group, Inc. (The) (a)	1,810	2,099,944
Rakuten, Inc. (b)	21,070	284,006
TripAdvisor, Inc. (a)	3,750	276,188

		7,989,493

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	4,700	102,012
Hasbro, Inc.	3,850	227,920
Mattel, Inc.	11,350	358,093
Sankyo Co., Ltd. (b)	1,300	41,800
Sega Sammy Holdings, Inc. (b)	4,900	67,117
Shimano, Inc.	2,100	284,741
Yamaha Corp. (b)	4,400	65,640

		1,147,323

Media - 1.9%
Altice SA (a)	2,294	154,319
Axel Springer SE	1,051	61,768
Cablevision Systems Corp.-Class A (b)	7,300	148,336
CBS Corp.-Class B	16,300	894,544
Comcast Corp.-Class A	87,150	4,971,036
Dentsu, Inc. (b)	5,800	217,441
DIRECTV (a)	16,900	1,482,299
Discovery Communications, Inc.-Class A (a)	4,950	172,755
Discovery Communications, Inc.-Class C (a)	9,200	312,892
Eutelsat Communications SA	4,090	135,254
Gannett Co., Inc.	7,550	245,753
Hakuhodo DY Holdings, Inc.	6,170	59,983
Interpublic Group of Cos., Inc. (The)	14,150	287,104
ITV PLC	99,932	333,024
JCDecaux SA	1,770	58,220
Kabel Deutschland Holding AG (a)	588	81,516
Lagardere SCA	3,133	88,801
News Corp.-Class A (a)	16,675	258,796
Numericable-SFR (a) (b)	2,577	107,699
Omnicom Group, Inc.	8,450	652,932
Pearson PLC	21,742	418,060
ProSiebenSat.1 Media AG	5,808	247,047
Publicis Groupe SA	4,930	362,328
REA Group Ltd.	1,399	53,936
Reed Elsevier NV	18,514	455,170
Reed Elsevier PLC	30,220	523,749
RTL Group SA (a) (b)	1,028	98,599
Scripps Networks Interactive, Inc.-Class A	3,500	273,595
SES SA	8,066	300,212
Singapore Press Holdings Ltd. (b)	42,000	138,098
Sky PLC	27,222	395,774

Company	Shares	U.S. $ Value
Telenet Group Holding NV (a)	1,381	$78,940
Time Warner Cable, Inc.-Class A	9,400	1,403,232
Time Warner, Inc.	28,800	2,451,456
Toho Co., Ltd./Tokyo	3,000	66,791
Twenty-First Century Fox, Inc.-Class A	63,400	2,333,120
Viacom, Inc.-Class B	12,800	968,064
Walt Disney Co. (The)	53,188	4,920,422
Wolters Kluwer NV	8,014	234,775
WPP PLC	34,858	728,856

		27,176,696

Multiline Retail - 0.4%
Dollar General Corp. (a)	10,230	682,750
Dollar Tree, Inc. (a)	6,920	473,051
Don Quijote Holdings Co., Ltd.	1,600	99,833
Family Dollar Stores, Inc.	3,210	253,751
Isetan Mitsukoshi Holdings Ltd. (b)	8,900	116,637
J Front Retailing Co., Ltd. (b)	6,000	76,818
Kohl’s Corp.	6,860	408,993
Macy’s, Inc.	11,860	769,833
Marks & Spencer Group PLC	42,637	324,460
Marui Group Co., Ltd. (b)	6,300	55,166
Next PLC	4,058	429,028
Nordstrom, Inc.	4,770	364,237
Takashimaya Co., Ltd.	6,392	53,516
Target Corp.	21,320	1,577,680

		5,685,753

Specialty Retail - 0.9%
ABC-Mart, Inc.	700	35,047
AutoNation, Inc. (a)	2,630	156,327
AutoZone, Inc. (a)	1,110	641,258
Bed Bath & Beyond, Inc. (a)	6,800	498,916
Best Buy Co., Inc.	9,740	383,854
CarMax, Inc. (a)	7,370	419,943
Dixons Carphone PLC	25,259	166,599
Fast Retailing Co., Ltd.	1,500	547,253
GameStop Corp.-Class A (b)	3,760	142,166
Gap, Inc. (The)	9,190	363,924
Hennes & Mauritz AB-Class B (b)	25,204	1,079,248
Hikari Tsushin, Inc.	500	32,548
Inditex SA	28,957	843,061
Kingfisher PLC	62,036	302,662
L Brands, Inc.	8,250	667,425
Lowe’s Cos., Inc.	33,240	2,121,709
Nitori Holdings Co., Ltd.	1,850	102,649
O’Reilly Automotive, Inc. (a)	3,530	645,072
PetSmart, Inc.	3,320	261,483
Ross Stores, Inc.	7,060	645,849
Sanrio Co., Ltd. (b)	1,300	34,181
Shimamura Co., Ltd.	600	50,184
Sports Direct International PLC (a)	7,149	73,624
Staples, Inc.	21,640	304,259
Tiffany & Co.	3,770	406,859
TJX Cos., Inc. (The)	23,320	1,542,851
Tractor Supply Co.	4,623	355,647

Company	Shares	U.S. $ Value
Urban Outfitters, Inc. (a)	3,430	$110,858
USS Co., Ltd.	5,800	83,500
Yamada Denki Co., Ltd. (b)	23,010	75,715

		13,094,671

Textiles, Apparel & Luxury Goods - 0.8%
Adidas AG	5,554	446,079
Asics Corp.	4,000	101,656
Burberry Group PLC	11,776	302,906
Christian Dior SA	1,448	277,399
Cie Financiere Richemont SA	13,857	1,301,604
Coach, Inc.	9,200	341,504
Fossil Group, Inc. (a)	1,579	176,406
Hugo Boss AG	1,118	146,965
Kering	2,011	415,315
Li & Fung Ltd.	154,000	171,262
Luxottica Group SpA	4,438	237,046
LVMH Moet Hennessy Louis Vuitton SA (b)	7,412	1,332,129
Michael Kors Holdings Ltd. (a)	6,910	530,066
NIKE, Inc.-Class B	23,700	2,353,173
Pandora A/S	3,061	271,649
PVH Corp.	2,761	351,033
Ralph Lauren Corp.	2,050	379,045
Swatch Group AG (The)	819	404,388
Swatch Group AG (The) (REG)	1,318	121,351
Under Armour, Inc.-Class A (a)	5,575	404,132
VF Corp.	11,600	871,972
Yue Yuen Industrial Holdings Ltd.	19,500	69,901

		11,006,981

		110,214,006

Consumer Staples - 6.8%
Beverages - 1.6%
Anheuser-Busch InBev NV	21,275	2,500,614
Asahi Group Holdings Ltd.	10,300	321,046
Brown-Forman Corp.-Class B	5,300	514,365
Carlsberg A/S-Class B	2,840	252,697
Coca-Cola Amatil Ltd.	14,558	113,041
Coca-Cola Co. (The)	132,900	5,957,907
Coca-Cola Enterprises, Inc.	7,600	333,944
Coca-Cola HBC AG (a)	5,318	120,442
Constellation Brands, Inc.-Class A (a)	5,650	544,660
Diageo PLC	66,468	2,048,819
Dr Pepper Snapple Group, Inc.	6,550	484,700
Heineken Holding NV	2,676	182,844
Heineken NV	6,116	480,863
Kirin Holdings Co., Ltd. (b)	22,000	282,237
Molson Coors Brewing Co.-Class B	5,350	413,822
Monster Beverage Corp. (a)	4,860	545,049
PepsiCo, Inc.	50,750	5,080,075
Pernod Ricard SA	5,637	667,919
Remy Cointreau SA	644	48,430
SABMiller PLC (London)	25,581	1,420,931
Suntory Beverage & Food Ltd.	3,691	130,001
Treasury Wine Estates Ltd.	17,180	69,086

		22,513,492

Company	Shares	U.S. $ Value
Food & Staples Retailing - 1.4%
Aeon Co., Ltd.	16,800	$167,531
Carrefour SA	16,527	523,023
Casino Guichard Perrachon SA	1,502	144,660
Colruyt SA	1,860	86,472
Costco Wholesale Corp.	14,750	2,096,270
CVS Health Corp.	39,000	3,563,040
Delhaize Group SA	2,720	198,750
Distribuidora Internacional de Alimentacion SA	15,711	109,065
FamilyMart Co., Ltd.	1,600	58,977
ICA Gruppen AB	2,048	79,057
J Sainsbury PLC (b)	32,818	119,457
Jeronimo Martins SGPS SA	6,682	67,954
Koninklijke Ahold NV	23,663	417,687
Kroger Co. (The)	16,450	984,368
Lawson, Inc.	1,800	110,872
Metcash Ltd. (b)	23,581	52,343
Metro AG (a)	4,302	146,022
Safeway, Inc.	7,750	270,010
Seven & I Holdings Co., Ltd.	20,000	745,246
Sysco Corp.	19,750	795,135
Tesco PLC	213,286	621,400
Wal-Mart Stores, Inc.	53,150	4,652,751
Walgreen Co.	29,650	2,034,286
Wesfarmers Ltd. (a)	29,824	1,051,124
Whole Foods Market, Inc.	12,150	595,715
WM Morrison Supermarkets PLC	54,075	150,510
Woolworths Ltd.	33,305	880,045

		20,721,770

Food Products - 1.6%
Ajinomoto Co., Inc.	15,000	280,529
Archer-Daniels-Midland Co.	21,700	1,143,156
Aryzta AG (a)	2,316	184,591
Associated British Foods PLC	9,457	472,395
Barry Callebaut AG (a)	59	63,146
Calbee, Inc. (b)	1,933	66,944
Campbell Soup Co.	6,000	271,680
Chocoladefabriken Lindt & Sprungli AG	27	135,880
Chocoladefabriken Lindt & Sprungli AG (REG)	3	179,160
ConAgra Foods, Inc.	14,200	518,584
Danone SA	15,330	1,080,513
General Mills, Inc.	20,600	1,086,650
Golden Agri-Resources Ltd. (b)	186,000	65,580
Hershey Co. (The)	5,050	506,414
Hormel Foods Corp.	4,500	238,860
JM Smucker Co. (The)	3,450	353,866
Kellogg Co.	8,600	569,750
Kerry Group PLC-Class A	4,199	311,656
Keurig Green Mountain, Inc.	4,094	581,921
Kikkoman Corp. (b)	4,000	95,199
Kraft Foods Group, Inc.	20,000	1,203,400
McCormick & Co., Inc./MD	4,350	323,336
Mead Johnson Nutrition Co.-Class A	6,800	706,112
MEIJI Holdings Co., Ltd. (b)	1,700	152,470
Mondelez International, Inc.-Class A	56,750	2,224,600
Nestle SA	85,319	6,400,148

Company	Shares	U.S. $ Value
NH Foods Ltd	5,000	$100,563
Nisshin Seifun Group, Inc.	5,500	54,508
Nissin Foods Holdings Co., Ltd.	1,600	80,205
Orkla ASA	21,002	156,177
Tate & Lyle PLC	12,363	116,612
Toyo Suisan Kaisha Ltd.	3,000	101,586
Tyson Foods, Inc.-Class A	9,850	417,049
Unilever NV	43,099	1,754,435
Unilever PLC	33,949	1,431,075
WH Group Ltd. (a) (e)	96,800	57,042
Wilmar International Ltd.	50,000	123,054
Yakult Honsha Co., Ltd.	2,400	127,380
Yamazaki Baking Co., Ltd.	3,000	37,781

		23,774,007

Household Products - 1.0%
Clorox Co. (The)	4,350	442,047
Colgate-Palmolive Co.	28,900	2,011,151
Henkel AG & Co. KGaA	3,104	307,307
Henkel AG & Co. KGaA (Preference Shares)	4,730	524,073
Kimberly-Clark Corp.	12,600	1,469,034
Procter & Gamble Co. (The)	91,200	8,247,216
Reckitt Benckiser Group PLC	17,205	1,409,360
Svenska Cellulosa AB SCA-Class B	15,577	367,230
Unicharm Corp.	9,900	226,534

		15,003,952

Personal Products - 0.2%
Avon Products, Inc.	14,550	142,299
Beiersdorf AG	2,676	237,617
Estee Lauder Cos., Inc. (The)-Class A	7,550	559,757
Kao Corp.	13,700	507,205
L’Oreal SA	6,651	1,134,593
Shiseido Co., Ltd.	9,500	141,598

		2,723,069

Tobacco - 1.0%
Altria Group, Inc.	66,750	3,354,855
British American Tobacco PLC	49,317	2,915,972
Imperial Tobacco Group PLC	25,322	1,168,931
Japan Tobacco, Inc.	29,103	932,915
Lorillard, Inc.	12,100	763,994
Philip Morris International, Inc.	52,600	4,572,518
Reynolds American, Inc.	10,350	682,168
Swedish Match AB	5,362	185,172

		14,576,525

		99,312,815

Energy - 4.9%
Energy Equipment & Services - 0.7%
Amec Foster Wheeler PLC	10,254	149,332
Baker Hughes, Inc.	14,650	835,050
Cameron International Corp. (a)	6,850	351,268
Diamond Offshore Drilling, Inc. (b)	2,250	66,082
Ensco PLC-Class A	7,850	265,330
FMC Technologies, Inc. (a)	7,900	377,383
Halliburton Co.	28,650	1,209,030

Company	Shares	U.S. $ Value
Helmerich & Payne, Inc.	3,650	$253,857
Nabors Industries Ltd.	9,700	127,264
National Oilwell Varco, Inc.	14,500	972,080
Noble Corp. PLC (b)	8,550	153,814
Petrofac Ltd.	6,887	88,542
Saipem SpA (a)	7,029	100,586
Schlumberger Ltd.	43,650	3,751,717
Seadrill Ltd.	10,436	149,027
Subsea 7 SA	7,471	74,469
Technip SA	2,716	176,544
Tenaris SA	12,535	206,601
Transocean Ltd. (b)	11,465	240,880
Transocean Ltd. (Zurich) (b)	9,584	200,906
WorleyParsons Ltd.	5,494	51,860

		9,801,622

Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	17,050	1,349,507
Apache Corp.	12,900	826,761
BG Group PLC	90,205	1,266,909
BP PLC	487,406	3,191,294
Cabot Oil & Gas Corp.	14,050	464,212
Caltex Australia Ltd.	3,584	92,070
Chesapeake Energy Corp.	17,450	353,537
Chevron Corp.	63,950	6,962,236
Cimarex Energy Co.	2,933	307,818
ConocoPhillips	41,400	2,735,298
CONSOL Energy, Inc.	7,750	303,258
Delek Group Ltd.	125	42,341
Denbury Resources, Inc. (b)	11,800	97,468
Devon Energy Corp.	12,950	763,662
ENI SpA	67,295	1,339,754
EOG Resources, Inc.	18,450	1,599,984
EQT Corp.	5,100	463,998
Exxon Mobil Corp.	143,603	13,001,816
Galp Energia SGPS SA	10,235	124,764
Hess Corp.	8,800	641,784
Idemitsu Kosan Co., Ltd.	2,300	39,260
Inpex Corp. (b)	23,213	245,864
JX Holdings, Inc.	59,000	219,534
Kinder Morgan, Inc./DE (b)	57,313	2,369,893
Koninklijke Vopak NV (b)	1,867	93,741
Lundin Petroleum AB (a) (b)	5,907	83,238
Marathon Oil Corp.	22,700	656,484
Marathon Petroleum Corp.	9,550	860,360
Murphy Oil Corp.	5,600	271,152
Neste Oil Oyj	3,403	80,736
Newfield Exploration Co. (a)	4,600	125,258
Noble Energy, Inc.	12,150	597,537
Occidental Petroleum Corp.	26,250	2,093,962
OMV AG	3,910	113,111
ONEOK, Inc.	7,000	379,120
Origin Energy Ltd.	29,232	304,186
Phillips 66	18,800	1,372,776
Pioneer Natural Resources Co.	4,850	694,666
QEP Resources, Inc.	5,550	113,442
Range Resources Corp.	5,700	374,205
Repsol SA	26,793	601,492

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC-Class A	104,314	$3,471,045
Royal Dutch Shell PLC-Class B	64,566	2,239,469
Santos Ltd.	25,806	221,383
Showa Shell Sekiyu KK (b)	4,900	40,866
Southwestern Energy Co. (a)	11,850	381,333
Spectra Energy Corp.	22,550	854,194
Statoil ASA	29,626	560,837
Tesoro Corp.	4,300	329,466
TonenGeneral Sekiyu KK	7,000	58,604
Total SA	56,632	3,160,192
Tullow Oil PLC	23,528	156,066
Valero Energy Corp.	17,750	862,827
Williams Cos., Inc. (The)	22,650	1,172,137
Woodside Petroleum Ltd.	19,619	596,213

		61,723,120

		71,524,742

Equity: Other - 3.4%
Diversified/Specialty - 2.4%
Activia Properties, Inc. (b)	18	148,840
Aedifica SA	727	49,159
Affine SA	400	6,973
Alexander’s, Inc.	155	62,327
Alexandria Real Estate Equities, Inc.	5,460	469,123
American Assets Trust, Inc.	2,900	113,970
American Homes 4 Rent-Class A	11,465	197,198
ANF Immobilier	672	18,216
Artis Real Estate Investment Trust	10,300	143,038
Azrieli Group	2,750	90,671
Beni Stabili SpA SIIQ (b)	56,257	39,155
BioMed Realty Trust, Inc.	14,893	319,455
British Land Co. PLC (The)	102,578	1,228,803
CA Immobilien Anlagen AG (a)	6,103	119,996
Campus Crest Communities, Inc.	4,900	37,632
Canadian Real Estate Investment Trust	5,250	223,406
CapitaLand Ltd.	259,950	661,583
Chambers Street Properties	18,000	144,180
Champion REIT	165,550	76,849
Cheung Kong Holdings Ltd.	37,000	679,047
City Developments Ltd.	54,450	419,865
Cofinimmo SA	1,320	153,909
Conwert Immobilien Invest SE (a)	4,694	56,729
Daejan Holdings PLC	405	33,908
Dexus Property Group	96,054	580,387
DIC Asset AG	2,600	24,202
Digital Realty Trust, Inc.	10,310	724,484
Dios Fastigheter AB	3,589	26,439
Duke Realty Corp.	26,008	505,596
DuPont Fabros Technology, Inc.	4,990	162,624
East Japan Railway Co.	8,900	665,958
F&C Commercial Property Trust Ltd.	37,783	77,194
Fastighets AB Balder-Class B (a)	6,900	92,644
Fonciere Des Regions	3,319	316,748
Forest City Enterprises, Inc.-Class A (a)	11,610	250,660
Fukuoka REIT Corp.	47	87,140
Gecina SA	3,380	457,292
GPT Group (The)	176,663	621,899

Company	Shares	U.S. $ Value
Granite Real Estate Investment Trust (Toronto)	3,600	$124,701
Great Portland Estates PLC	26,231	293,862
Grivalia Properties REIC	2,956	31,414
H&R Real Estate Investment Trust	20,656	410,591
Hamborner REIT AG	3,450	35,384
Hang Lung Properties Ltd.	228,500	685,627
Helical Bar PLC	7,550	41,630
Hemfosa Fastigheter AB (a)	2,984	55,201
Henderson Land Development Co., Ltd.	113,184	756,677
Hufvudstaden AB-Class A	8,430	110,148
Hulic Co., Ltd. (b)	28,830	298,394
Hysan Development Co., Ltd.	63,150	292,202
ICADE	3,681	294,447
Investors Real Estate Trust	8,767	71,539
Iron Mountain, Inc.	6,180	234,902
Keppel Land Ltd. (b)	71,350	184,348
Kerry Properties Ltd.	65,900	236,240
Kiwi Income Property Trust	72,131	67,859
Klovern AB-Class A	5,690	32,028
Kungsleden AB	13,874	92,191
Land Securities Group PLC	80,904	1,498,728
Lexington Realty Trust (b)	17,380	191,180
Londonmetric Property PLC	42,358	100,965
Mapletree Commercial Trust	92,950	100,844
Merlin Properties Socimi SA (a)	9,521	117,915
Mitsubishi Estate Co., Ltd. (b)	129,190	2,910,611
Mitsui Fudosan Co., Ltd.	97,990	2,834,842
Mobimo Holding AG (a)	476	95,466
Morguard Real Estate Investment Trust	2,600	41,132
Mori Trust Sogo Reit, Inc. (b)	76	143,976
New World Development Co., Ltd.	518,550	618,279
New York REIT, Inc.	12,450	133,838
Nieuwe Steen Investments NV	8,962	41,470
Nomura Real Estate Holdings, Inc.	12,480	229,412
Nomura Real Estate Master Fund, Inc.	128	165,930
Orix JREIT, Inc.	150	207,977
Premier Investment Corp.	17	73,563
Quintain Estates & Development PLC (a)	36,662	53,973
Redefine International PLC/Isle of Man	64,900	50,890
Schroder Real Estate Investment Trust Ltd.	30,519	28,126
Select Income REIT	3,005	69,416
Silver Bay Realty Trust Corp.	2,800	46,564
Sino Land Co., Ltd.	304,660	497,173
Spirit Realty Capital, Inc.	29,176	341,651
Sponda Oyj	17,308	76,576
ST Modwen Properties PLC	13,423	80,414
Sumitomo Realty & Development Co., Ltd.	43,540	1,505,675
Sun Hung Kai Properties Ltd.	160,450	2,341,870
Suntec Real Estate Investment Trust	243,750	368,490
Swire Properties Ltd.	117,050	362,890
Swiss Prime Site AG (a)	5,772	444,977
Taiheiyo Cement Corp. (b)	31,000	97,078
TLG Immobilien AG (a)	2,576	34,914
Tokyu Fudosan Holdings Corp. (b)	12,072	86,397
Tokyu REIT, Inc.	71	95,580
Top REIT, Inc.	13	51,037
UNITE Group PLC (The)	15,323	110,359

Company	Shares	U.S. $ Value
United Urban Investment Corp. (b)	259	$416,655
UOL Group Ltd.	46,400	239,242
Vornado Realty Trust	18,660	2,081,709
Wallenstam AB-Class B	7,650	125,170
Washington Real Estate Investment Trust (b)	5,184	139,294
Wharf Holdings Ltd. (The)	155,300	1,117,675
Wheelock & Co., Ltd.	24,000	120,901
Wihlborgs Fastigheter AB	5,070	90,955
Winthrop Realty Trust	2,450	41,283
WP Carey, Inc.	6,409	436,709

		35,496,455

Health Care - 0.6%
American Realty Capital Healthcare Trust, Inc.	12,900	146,157
Aviv REIT, Inc.	1,971	66,423
Chartwell Retirement Residences	13,150	138,572
Extendicare, Inc. (b)	6,650	40,476
HCP, Inc.	50,350	2,255,680
Health Care REIT, Inc.	34,320	2,528,011
Healthcare Realty Trust, Inc.	7,510	198,339
Healthcare Trust of America, Inc.-Class A	18,050	230,318
LTC Properties, Inc.	2,650	110,743
National Health Investors, Inc.	2,284	151,384
Omega Healthcare Investors, Inc.	9,590	366,530
Primary Health Properties PLC	8,045	44,987
Sabra Health Care REIT, Inc.	3,600	101,916
Senior Housing Properties Trust	15,530	349,891
Universal Health Realty Income Trust	1,079	52,159
Ventas, Inc.	32,320	2,312,496

		9,094,082

Specialty Retail - 0.3%
Home Depot, Inc. (The)	45,340	4,506,796

Triple Net - 0.1%
Agree Realty Corp.	1,228	37,835
EPR Properties	4,157	232,750
Getty Realty Corp.	1,900	34,428
National Retail Properties, Inc.	9,535	367,383
Realty Income Corp. (b)	16,867	783,641

		1,456,037

		50,553,370

Materials - 3.1%
Chemicals - 1.8%
Air Liquide SA	9,137	1,150,350
Air Products & Chemicals, Inc.	6,450	927,703
Air Water, Inc.	4,000	64,960
Airgas, Inc.	2,250	260,168
Akzo Nobel NV	6,441	444,864
Arkema SA	1,729	117,624
Asahi Kasei Corp.	33,000	286,920
BASF SE	24,301	2,202,306
CF Industries Holdings, Inc.	1,700	455,855
Croda International PLC	3,605	138,084
Daicel Corp.	7,000	80,508
Dow Chemical Co. (The)	37,800	1,839,726
Eastman Chemical Co.	5,000	414,600

Company	Shares	U.S. $ Value
Ecolab, Inc.	9,100	$991,445
EI du Pont de Nemours & Co.	30,800	2,199,120
EMS-Chemie Holding AG (REG)	218	80,765
FMC Corp.	4,500	244,800
Fuchs Petrolub SE (Preference Shares)	1,884	77,784
Givaudan SA (a)	246	438,217
Hitachi Chemical Co., Ltd. (b)	2,800	51,850
Incitec Pivot Ltd.	43,665	105,751
International Flavors & Fragrances, Inc.	2,750	278,217
Israel Chemicals Ltd.	11,121	75,852
Israel Corp., Ltd. (The) (a)	72	35,277
Johnson Matthey PLC	5,440	282,038
JSR Corp.	4,700	84,055
K&S AG	4,573	137,109
Kaneka Corp.	7,000	37,090
Kansai Paint Co., Ltd.	6,000	95,635
Koninklijke DSM NV	4,576	300,833
Kuraray Co., Ltd. (b)	9,000	109,674
Lanxess AG	2,430	120,537
Linde AG	4,929	927,735
LyondellBasell Industries NV-Class A	14,340	1,130,852
Mitsubishi Chemical Holdings Corp.	35,500	183,028
Mitsubishi Gas Chemical Co., Inc.	10,000	57,223
Mitsui Chemicals, Inc. (b)	21,000	58,802
Monsanto Co.	17,650	2,116,411
Mosaic Co. (The)	10,700	489,739
Nippon Paint Holdings Co., Ltd.	5,000	129,235
Nitto Denko Corp. (b)	4,200	221,720
Novozymes A/S-Class B	6,354	279,326
Orica Ltd.	9,846	152,062
PPG Industries, Inc.	4,650	1,017,513
Praxair, Inc.	9,850	1,264,543
Sherwin-Williams Co. (The)	2,800	685,608
Shin-Etsu Chemical Co., Ltd.	10,900	734,097
Sigma-Aldrich Corp.	4,000	546,400
Sika AG	58	220,546
Solvay SA	1,574	216,188
Sumitomo Chemical Co., Ltd.	39,000	147,581
Symrise AG	3,263	195,025
Syngenta AG	2,473	814,790
Taiyo Nippon Sanso Corp. (b)	4,000	47,072
Teijin Ltd. (b)	24,000	64,995
Toray Industries, Inc.	38,000	299,065
Umicore SA	2,867	116,486
Yara International ASA	4,806	203,902

		26,449,661

Construction Materials - 0.2%
Boral Ltd.	20,672	85,897
CRH PLC	19,490	459,063
Fletcher Building Ltd.	17,504	112,390
HeidelbergCement AG	3,742	283,247
Holcim Ltd. (a)	6,078	448,727
Imerys SA	911	68,908
James Hardie Industries PLC	11,774	121,068
Lafarge SA	4,959	352,651
Martin Marietta Materials, Inc.	2,098	251,844

Company	Shares	U.S. $ Value
Vulcan Materials Co.	4,400	$290,840

		2,474,635

Containers & Packaging - 0.1%
Amcor Ltd./Australia	32,032	330,907
Avery Dennison Corp.	3,150	155,957
Ball Corp.	4,650	311,875
Bemis Co., Inc.	3,350	133,799
MeadWestvaco Corp.	5,650	253,120
Owens-Illinois, Inc. (a)	5,550	142,302
Rexam PLC	17,967	126,806
Sealed Air Corp.	7,100	280,663
Toyo Seikan Group Holdings Ltd.	4,300	52,016

		1,787,445

Metals & Mining - 0.9%
Alcoa, Inc.	39,600	684,684
Allegheny Technologies, Inc.	3,650	122,969
Alumina Ltd. (a)	63,695	90,277
Anglo American PLC	37,012	762,473
Antofagasta PLC	10,468	120,196
ArcelorMittal (Euronext Amsterdam)	26,525	324,803
BHP Billiton Ltd.	84,972	2,203,315
BHP Billiton PLC	55,874	1,316,260
Boliden AB	7,260	122,584
Fortescue Metals Group Ltd.	39,187	97,774
Freeport-McMoRan, Inc.	34,950	938,407
Fresnillo PLC	5,868	64,980
Glencore PLC (a)	280,886	1,402,907
Hitachi Metals Ltd.	6,000	103,688
Iluka Resources Ltd.	10,265	59,832
JFE Holdings, Inc. (b)	13,000	276,942
Kobe Steel Ltd.	81,000	128,959
Maruichi Steel Tube Ltd.	1,300	28,529
Mitsubishi Materials Corp. (b)	29,000	91,020
Newcrest Mining Ltd. (a)	19,750	171,306
Newmont Mining Corp.	16,750	308,200
Nippon Steel & Sumitomo Metal Corp. (b)	201,000	517,795
Norsk Hydro ASA	34,867	203,644
Nucor Corp.	10,750	576,522
Randgold Resources Ltd.	2,334	152,595
Rio Tinto Ltd.	11,568	579,658
Rio Tinto PLC	33,662	1,564,700
Sumitomo Metal Mining Co., Ltd.	14,000	214,301
ThyssenKrupp AG (a) (b)	12,019	317,478
Voestalpine AG	2,976	123,589
Yamato Kogyo Co., Ltd.	1,000	28,066

		13,698,453

Paper & Forest Products - 0.1%
International Paper Co.	14,350	772,317
OJI Holdings Corp.	21,000	73,580
Stora Enso Oyj-Class R	14,610	129,352

Company	Shares	U.S. $ Value
UPM-Kymmene Oyj	14,050	$233,035

		1,208,284

		45,618,478

Utilities - 2.2%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	16,450	946,697
AusNet Services	44,949	50,482
Cheung Kong Infrastructure Holdings Ltd.	16,000	118,608
Chubu Electric Power Co., Inc. (a) (b)	17,000	198,617
Chugoku Electric Power Co., Inc. (The) (b)	7,800	100,605
CLP Holdings Ltd.	50,000	434,372
Contact Energy Ltd.	8,742	42,033
Duke Energy Corp.	23,808	1,926,067
Edison International	10,950	695,982
EDP-Energias de Portugal SA	60,248	247,146
Electricite de France SA	6,419	192,138
Enel SpA	173,663	837,740
Entergy Corp.	6,050	507,595
Exelon Corp.	28,932	1,046,470
FirstEnergy Corp.	14,150	521,852
Fortum Oyj	11,791	295,785
Hokuriku Electric Power Co. (b)	4,400	56,260
Iberdrola SA	133,496	987,173
Kansai Electric Power Co., Inc. (The) (a) (b)	18,600	186,564
Kyushu Electric Power Co., Inc. (a) (b)	11,300	115,746
Mighty River Power Ltd.	18,520	43,587
NextEra Energy, Inc.	14,700	1,534,533
Northeast Utilities	10,600	536,784
Pepco Holdings, Inc.	8,450	232,375
Pinnacle West Capital Corp.	3,700	233,951
Power Assets Holdings Ltd.	36,500	348,204
PPL Corp.	22,350	794,096
Red Electrica Corp. SA	2,873	263,011
Shikoku Electric Power Co., Inc. (a)	4,700	58,725
Southern Co. (The)	30,150	1,430,014
SSE PLC	25,853	661,626
Terna Rete Elettrica Nazionale SpA	38,980	188,362
Tohoku Electric Power Co., Inc.	12,000	138,931
Tokyo Electric Power Co., Inc. (a)	38,200	139,492
Xcel Energy, Inc.	17,000	576,980

		16,688,603

Gas Utilities - 0.1%
AGL Resources, Inc.	4,000	209,240
APA Group	21,453	143,460
Enagas SA	5,387	180,105
Gas Natural SDG SA	9,297	263,361
Hong Kong & China Gas Co., Ltd.	166,180	393,029
Osaka Gas Co., Ltd.	49,000	187,195
Snam SpA	52,908	280,522
Toho Gas Co., Ltd. (b)	10,000	52,477
Tokyo Gas Co., Ltd.	61,000	332,510

		2,041,899

Company	Shares	U.S. $ Value
Independent Power Producers & Energy Traders - 0.1%
AES Corp./VA	22,400	$310,688
Electric Power Development Co., Ltd.	3,100	107,223
Enel Green Power SpA	44,329	106,614
Meridian Energy Ltd.	33,214	44,825
NRG Energy, Inc.	11,350	354,801

		924,151

Multi-Utilities - 0.9%
AGL Energy Ltd.	14,822	165,344
Ameren Corp.	8,150	351,347
CenterPoint Energy, Inc.	14,450	345,933
Centrica PLC	132,780	589,841
CMS Energy Corp.	9,250	306,175
Consolidated Edison, Inc.	9,850	622,027
Dominion Resources, Inc./VA	19,600	1,421,980
DTE Energy Co.	5,950	484,687
E.ON SE	52,819	935,200
GDF Suez	38,430	947,130
Integrys Energy Group, Inc.	2,700	196,668
National Grid PLC	99,773	1,448,729
NiSource, Inc.	10,600	443,504
PG&E Corp.	15,850	800,425
Public Service Enterprise Group, Inc.	17,000	710,260
RWE AG	12,991	470,332
SCANA Corp.	4,750	270,893
Sempra Energy	7,800	871,494
Suez Environnement Co.	7,861	139,441
TECO Energy, Inc.	7,800	154,674
United Utilities Group PLC	18,101	255,451
Veolia Environnement SA	11,211	204,677
Wisconsin Energy Corp.	7,550	372,970

		12,509,182

Water Utilities - 0.0%
Severn Trent PLC	6,343	202,276

		32,366,111

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	174,604	6,177,489
Belgacom SA (b)	4,038	159,418
Bezeq The Israeli Telecommunication Corp., Ltd.	47,707	84,415
BT Group PLC	215,360	1,378,749
CenturyLink, Inc.	19,200	782,784
Deutsche Telekom AG	83,998	1,427,361
Elisa Oyj	3,776	109,355
Frontier Communications Corp.	33,640	237,162
HKT Trust & HKT Ltd.	68,200	85,291
Iliad SA	692	169,942
Inmarsat PLC	11,305	140,127
Koninklijke KPN NV	83,517	277,713
Level 3 Communications, Inc. (a)	9,389	469,450
Nippon Telegraph & Telephone Corp.	10,000	534,741
Orange SA	49,173	866,547
PCCW Ltd.	107,000	71,233
Singapore Telecommunications Ltd. (b)	210,000	626,368
Spark New Zealand Ltd	46,441	111,399

Company	Shares	U.S. $ Value
Swisscom AG	619	$375,691
TDC A/S	20,937	169,329
Telecom Italia SpA (ordinary shares) (a) (b)	267,121	300,869
Telecom Italia SpA (savings shares)	154,304	136,699
Telefonica Deutschland Holding AG (a)	15,739	82,434
Telefonica SA	111,462	1,786,758
Telenor ASA	19,862	419,436
TeliaSonera AB	62,500	445,938
Telstra Corp., Ltd.	114,587	554,463
TPG Telecom Ltd.	6,616	41,691
Verizon Communications, Inc.	139,570	7,060,846
Vivendi SA (a)	32,205	818,991
Windstream Holdings, Inc. (b)	20,230	204,525

		26,107,214

Wireless Telecommunication Services - 0.4%
KDDI Corp.	15,426	987,867
Millicom International Cellular SA	1,756	145,950
NTT DoCoMo, Inc.	40,420	630,766
SoftBank Corp.	25,500	1,698,804
StarHub Ltd.	15,000	47,605
Tele2 AB-Class B	8,468	109,631
Vodafone Group PLC	700,416	2,563,741

		6,184,364

		32,291,578

Retail - 2.0%
Regional Mall - 0.8%
CapitaMall Trust	261,200	396,490
CBL & Associates Properties, Inc.	12,940	251,683
General Growth Properties, Inc.	59,520	1,592,755
Glimcher Realty Trust	11,030	151,773
Macerich Co. (The)	15,440	1,220,996
Pennsylvania Real Estate Investment Trust	4,960	115,915
Rouse Properties, Inc. (b)	2,750	50,298
Simon Property Group, Inc.	34,153	6,174,862
Taubman Centers, Inc.	4,850	385,526
Washington Prime Group, Inc. (b)	11,985	206,502
Westfield Corp.	198,349	1,396,776

		11,943,576

Shopping Center/Other Retail - 1.2%
Acadia Realty Trust	4,540	145,098
American Realty Capital Properties, Inc.	69,250	650,950
Brixmor Property Group, Inc.	6,727	162,659
BWP Trust	33,908	73,206
Calloway Real Estate Investment Trust	7,900	192,405
Capital & Counties Properties PLC	54,491	320,257
Cedar Realty Trust, Inc.	6,000	40,740
Charter Hall Retail REIT	22,030	77,718
Citycon OYJ	19,880	63,941
Corio NV	7,051	356,819
Crombie Real Estate Investment Trust	5,850	66,404
DDR Corp.	23,270	426,539
Deutsche Euroshop AG	3,515	155,599
Development Securities PLC	9,513	33,285
Equity One, Inc.	4,706	114,026

Company	Shares	U.S. $ Value
Eurocommercial Properties NV	3,248	$146,880
Excel Trust, Inc.	4,300	56,373
Federal Realty Investment Trust	5,173	686,250
Federation Centres	142,388	335,048
First Capital Realty, Inc.	6,380	104,446
Fortune Real Estate Investment Trust (b)	93,150	92,662
Frontier Real Estate Investment Corp.	36	166,775
Hammerson PLC	74,677	725,280
Harvey Norman Holdings Ltd. (b)	12,542	39,340
Immobiliare Grande Distribuzione	10,634	8,667
Inland Real Estate Corp.	6,500	70,135
Intu Properties PLC	94,264	524,208
Japan Retail Fund Investment Corp.	241	501,673
Kimco Realty Corp.	45,156	1,149,220
Kite Realty Group Trust	6,262	170,827
Klepierre	10,098	453,026
Link REIT (The)	235,050	1,488,798
Mercialys SA	3,140	70,514
Novion Property Group	226,333	409,700
Ramco-Gershenson Properties Trust	5,829	104,339
Regency Centers Corp.	7,062	434,172
Retail Opportunity Investments Corp.	7,035	115,796
Retail Properties of America, Inc.-Class A	18,000	289,260
RioCan Real Estate Investment Trust (Toronto)	23,162	552,971
Saul Centers, Inc.	1,097	60,039
Scentre Group (a)	532,865	1,569,558
Shaftesbury PLC	21,183	264,566
Tanger Factory Outlet Centers, Inc.	7,290	266,668
Unibail-Rodamco SE	10,033	2,652,027
Urstadt Biddle Properties, Inc.-Class A	1,750	38,815
Vastned Retail NV	1,460	68,590
Weingarten Realty Investors	8,428	306,779
Wereldhave Belgium NV	150	18,745
Wereldhave NV	1,670	131,046

		16,952,839

		28,896,415

Residential - 1.3%
Multi-Family - 1.0%
Advance Residence Investment Corp. (b)	98	239,559
Apartment Investment & Management Co.-Class A	15,970	594,882
Associated Estates Realty Corp.	4,350	97,527
AvalonBay Communities, Inc.	14,431	2,320,361
Boardwalk Real Estate Investment Trust	3,050	175,105
BUWOG AG (a) (b)	3,908	73,743
Camden Property Trust	6,500	498,420
Canadian Apartment Properties REIT	8,400	190,405
Daiwa House Residential Investment Corp.	26	118,473
Deutsche Annington Immobilien SE	12,512	403,279
Deutsche Wohnen AG	29,417	705,492
Equity Lifestyle Properties, Inc.	5,849	290,169
Equity Residential	39,350	2,787,554
Essex Property Trust, Inc.	6,998	1,416,465
GAGFAH SA (a)	16,450	316,996
Grainger PLC	31,315	96,235
Home Properties, Inc.	4,350	283,576
Killam Properties, Inc. (b)	3,950	36,823

Company	Shares	U.S. $ Value
LEG Immobilien AG (a)	3,750	$278,050
Mid-America Apartment Communities, Inc.	5,712	420,746
Mirvac Group	370,792	552,913
Nippon Accommodations Fund, Inc.	35	138,219
Northern Property Real Estate Investment Trust	2,450	56,220
Post Properties, Inc.	4,150	243,107
PulteGroup, Inc.	11,350	245,500
Stockland	236,267	826,837
Sun Communities, Inc.	3,086	181,735
TAG Immobilien AG (b)	9,420	106,331
UDR, Inc.	19,080	587,282
Wing Tai Holdings Ltd.	25,575	33,723

		14,315,727

Self Storage - 0.3%
Big Yellow Group PLC	9,754	90,738
CubeSmart	11,328	244,005
Extra Space Storage, Inc.	8,300	491,941
Public Storage	15,955	2,993,637
Safestore Holdings PLC	15,750	60,274
Sovran Self Storage, Inc.	2,598	220,882

		4,101,477

Student Housing - 0.0%
American Campus Communities, Inc.	7,970	318,800
Education Realty Trust, Inc.	10,630	123,733

		442,533

		18,859,737

Office - 0.8%
Office - 0.8%
Allied Properties Real Estate Investment Trust	5,687	187,743
Allreal Holding AG (a)	730	100,445
Alstria Office REIT-AG (a)	5,170	64,711
Befimmo SA (b)	1,270	97,183
Boston Properties, Inc.	16,750	2,171,470
Brandywine Realty Trust	13,641	210,890
CapitaCommercial Trust	202,300	261,189
Castellum AB	12,510	202,435
Cominar Real Estate Investment Trust	9,655	159,242
Corporate Office Properties Trust	6,250	175,688
Cousins Properties, Inc.	16,439	201,213
Cromwell Property Group	104,276	89,087
Daiwa Office Investment Corp. (b)	19	95,783
Derwent London PLC	7,070	335,156
DO Deutsche Office AG (a)	4,950	17,037
Douglas Emmett, Inc.	10,280	286,195
Dream Global Real Estate Investment Trust	7,200	55,850
Dream Office Real Estate Investment Trust	7,950	187,435
Empire State Realty Trust, Inc.-Class A	6,079	101,884
Entra ASA (a) (e)	4,768	50,803
Equity Commonwealth	9,824	249,824
Fabege AB	10,090	132,768
First Potomac Realty Trust	4,450	55,091
Franklin Street Properties Corp.	6,720	80,774
Government Properties Income Trust	5,358	121,734

Company	Shares	U.S. $ Value
Highwoods Properties, Inc.	6,830	$294,783
Hongkong Land Holdings Ltd.	89,200	616,940
Hudson Pacific Properties, Inc.	4,150	116,698
Inmobiliaria Colonial SA (a)	121,009	88,051
Intervest Offices & Warehouses NV	500	13,843
Investa Office Fund	44,210	132,659
Japan Excellent, Inc. (b)	84	110,303
Japan Prime Realty Investment Corp.	82	297,809
Japan Real Estate Investment Corp.	130	641,405
Kenedix Office Investment Corp.-Class A (b)	26	143,294
Keppel REIT	107,150	101,841
Kilroy Realty Corp.	6,354	436,393
Liberty Property Trust	11,280	399,087
Mack-Cali Realty Corp.	6,927	133,137
Mori Hills REIT Investment Corp.	99	138,832
Nippon Building Fund, Inc.	142	716,262
Nomura Real Estate Office Fund, Inc.	27	112,723
Norwegian Property ASA (a)	36,467	51,981
NTT Urban Development Corp.	11,323	116,354
Paramount Group, Inc. (a)	4,115	77,362
Parkway Properties, Inc./MD	5,400	105,192
Piedmont Office Realty Trust, Inc.-Class A (b)	11,750	220,900
PS Business Parks, Inc.	1,540	125,341
PSP Swiss Property AG (a)	3,030	263,426
SL Green Realty Corp.	7,230	839,692
Technopolis Oyj	6,277	31,296
Tokyo Tatemono Co., Ltd.	40,910	326,518
Workspace Group PLC	7,947	85,403

		12,429,155

Lodging - 0.4%
Lodging - 0.4%
Ashford Hospitality Trust, Inc.	5,310	55,649
CDL Hospitality Trusts	47,938	63,726
Chesapeake Lodging Trust	4,184	141,670
DiamondRock Hospitality Co.	14,870	222,009
FelCor Lodging Trust, Inc.	9,490	98,886
Hersha Hospitality Trust	13,090	96,997
Hospitality Properties Trust	11,410	349,146
Host Hotels & Resorts, Inc.	83,140	1,932,173
InnVest Real Estate Investment Trust	5,501	25,497
Japan Hotel REIT Investment Corp.	202	131,441
LaSalle Hotel Properties	7,900	318,923
Pebblebrook Hotel Trust	4,900	211,533
RLJ Lodging Trust	10,050	330,947
Ryman Hospitality Properties, Inc. (b)	3,660	190,613
Starwood Hotels & Resorts Worldwide, Inc.	6,400	505,600
Strategic Hotels & Resorts, Inc. (a)	18,858	250,434
Sunstone Hotel Investors, Inc.	15,688	251,165
Wyndham Worldwide Corp.	4,200	350,112

		5,526,521

Total Common Stocks (cost $801,228,000)		1,053,923,401

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 11.4%
Funds and Investment Trusts - 11.4%
F&C UK Real Estate Investment Ltd.		16,660	$24,852
iShares Core MSCI Emerging Markets ETF (b)		2,318,280	115,403,978
iShares International Developed Real Estate ETF		5,732	176,718
iShares US Real Estate ETF		2,351	181,074
Medicx Fund Ltd.		26,625	34,622
Picton Property Income Ltd.		28,642	29,192
SPDR S&P 500 ETF Trust		118,379	24,528,129
Standard Life Investment Property Income Trust PLC		16,062	19,632
UK Commercial Property Trust Ltd./fund		27,303	36,805
Vanguard REIT ETF (b)		328,190	26,442,268

Total Investment Companies (cost $162,749,609)			166,877,270

RIGHTS - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arkema SA, expiring 12/03/14 (a)		1,500	4,413

Financials - 0.0%
Banks - 0.0%
CaixaBank SA, expiring 12/09/14 (a)		47,129	3,165

Consumer Discretionary - 0.0%
Multiline Retail - 0.0%
Harvey Norman Holdings Ltd., expiring 12/15/14 (a)		571	873

Total Rights (cost $2,942)			8,451

PREFERRED STOCKS - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls Royce Hldgs-Class C 0.00% (a) (cost $7,211)		4,492,260	7,017

SHORT-TERM INVESTMENTS - 16.4%
Investment Companies - 15.5%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (f) (g) (cost $227,512,024)		227,512,024	227,512,024

	Principal Amount (000)
U.S. TREASURY BILLS - 0.9%
U.S. Treasury Bill
Zero Coupon, 1/02/15	U.S.$	10,000	9,999,918
Zero Coupon, 1/08/15 (h)		3,500	3,499,963

Total U.S. Treasury Bills (cost $13,499,881)			13,499,881

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $1,204,999,667)		$1,461,828,044

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%
Investment Companies - 6.4%
AB Exchange Reserves - Class I, 0.07% (f) (g) (cost $94,219,561)	94,219,561	$94,219,561

Total Investments - 106.0% (cost $1,299,219,228) (i)		1,556,047,605
Other assets less liabilities - (6.0)%		(88,278,399)

Net Assets - 100.0%		$1,467,769,206

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	490	December 2014	$19,103,195	$19,765,386	$662,191
FTSE 100 Index Futures	79	December 2014	8,199,364	8,305,917	106,553
Hang Seng Index Futures	5	December 2014	769,443	773,025	3,582
MSCI EAFE Mini Futures	5	December 2014	458,085	459,100	1,015
S&P TSX 60 Index Futures	265	December 2014	41,114,647	39,948,142	(1,166,505)
SPI 200 Futures	11	December 2014	1,272,735	1,249,079	(23,656)
TOPIX Index Futures	56	December 2014	6,144,728	6,653,582	508,854

					$92,034

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	EUR	3,474	USD	4,463	12/15/14	$143,038
BNP Paribas SA	USD	4,797	AUD	5,285	12/15/14	(304,056)
BNP Paribas SA	USD	2,488	CHF	2,318	12/15/14	(88,903)
BNP Paribas SA	USD	3,972	JPY	431,928	12/15/14	(332,419)
Citibank	USD	1,794	EUR	1,433	12/15/14	(11,974)
Deutsche Bank AG	USD	35,069	JPY	3,930,755	12/15/14	(1,950,809)
Goldman Sachs Bank USA	AUD	1,877	USD	1,635	12/15/14	39,786
Goldman Sachs Bank USA	JPY	6,924,888	USD	64,184	12/15/14	5,838,649
Goldman Sachs Bank USA	USD	13,286	EUR	10,254	12/15/14	(534,346)
Goldman Sachs Bank USA	USD	8,462	GBP	5,247	12/15/14	(266,544)
Goldman Sachs Bank USA	EUR	3,941	USD	4,903	3/18/15	(1,604)
Morgan Stanley & Co., Inc.	USD	1,568	EUR	1,179	12/15/14	(101,490)
Royal Bank of Scotland PLC	GBP	1,305	USD	2,116	12/15/14	77,764

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	57,852	USD	73,041	12/15/14	$1,099,999
State Street Bank & Trust Co.	USD	2,360	EUR	1,867	12/15/14	(37,986)
State Street Bank & Trust Co.	USD	1,938	GBP	1,205	12/15/14	(55,984)
State Street Bank & Trust Co.	JPY	487,203	USD	4,195	3/18/15	86,067
State Street Bank & Trust Co.	USD	1,729	GBP	1,105	3/18/15	(4,542)
UBS AG	USD	39,442	CAD	43,321	12/15/14	(1,569,711)

						$2,024,935

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA Russell 2000 Total Return Index	5,334	LIBOR Minus 0.13%	$29,230	1/15/15	$239,413
Deutsche Bank AG FTSE EPRA/NAREIT Developed ex US Net Total Return Index	7,645	LIBOR Plus 0.40%	27,226	5/15/15	91,643
Goldman Sachs International S&P Midcap 400 Index	44,701	LIBOR Plus 0.14%	88,857	3/16/15	1,890,414
JPMorgan Chase Bank Russell 2000 Total Return Index	245	LIBOR Minus 0.32%	1,343	4/15/15	11,075
UBS AG Russell 2000 Total Return Index	3,757	LIBOR Minus 0.23%	20,588	3/16/15	169,259
UBS AG Russell 2000 Total Return Index	1,265	LIBOR Minus 0.21%	6,932	4/15/15	56,948
UBS AG Russell 2000 Total Return Index	1,214	LIBOR Minus 0.60%	6,653	10/15/15	55,296

					$2,514,048

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $187,026 or 0.0% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(i)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $280,631,885 and gross unrealized depreciation of investments was $(23,803,508), resulting in net unrealized appreciation of $256,828,377.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

AB Pooling Portfolios

Volatility Management

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Financials	$91,595,234		$75,277,778		$	– 0	–^	$166,873,012
Information Technology	123,639,049		16,076,804			– 0	–	139,715,853
Health Care	89,023,307		37,929,091			– 0	–	126,952,398
Industrials	68,160,072		44,629,138			– 0	–	112,789,210
Consumer Discretionary	69,510,328		40,703,678			– 0	–	110,214,006
Consumer Staples	62,676,336		36,636,479			– 0	–	99,312,815
Energy	52,064,642		19,460,100			– 0	–	71,524,742
Equity: Other	23,850,947		26,702,423			– 0	–	50,553,370
Materials	20,086,199		25,532,279			– 0	–	45,618,478
Utilities	19,700,615		12,665,496			– 0	–	32,366,111
Telecommunication Services	15,102,198		17,189,380			– 0	–	32,291,578
Retail	16,477,765		12,418,650			– 0	–	28,896,415
Residential	14,879,149		3,980,588			– 0	–	18,859,737
Office	7,309,868		5,119,287			– 0	–	12,429,155
Lodging	5,331,354		195,167			– 0	–	5,526,521
Investment Companies	166,877,270		– 0	–		– 0	–	166,877,270
Rights	8,451		– 0	–		– 0	–	8,451
Preferred Stocks	– 0	–	– 0	–		7,017		7,017
Short-Term Investments:
Investment Companies	227,512,024		– 0	–		– 0	–	227,512,024
U.S. Treasury Bills	– 0	–	13,499,881			– 0	–	13,499,881
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	94,219,561		– 0	–		– 0	–	94,219,561

Total Investments in Securities	1,168,024,369		388,016,219			7,017		1,556,047,605
Other Financial Instruments* :
Assets:
Futures	1,015		1,281,180			– 0	–	1,282,195
Forward Currency Exchange Contracts	– 0	–	7,285,303			– 0	–	7,285,303
Total Return Swaps	– 0	–	2,514,048			– 0	–	2,514,048
Liabilities:
Futures	(1,166,505)		(23,656)			– 0	–	(1,190,161)
Forward Currency Exchange Contracts	– 0	–	(5,260,368)			– 0	–	(5,260,368)

Total+	$1,166,858,879		$393,812,726			$7,017		$1,560,678,622

^	Less than $0.50.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Rights			Preferred Stock
Balance as of 8/31/14	$	– 0	–		$15,992		$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		13,038			– 0	–
Change in unrealized appreciation/depreciation		– 0	–		(15,992)			(194)
Purchases		– 0	–		– 0	–		7,211
Sales		– 0	–		(13,038)			– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 11/30/14	$	– 0	–^	$	– 0	–		$7,017

Net change in unrealized appreciation/depreciation from investments held as of 11/30/14	$	– 0	–	$	– 0	–		$(194)

	Total
Balance as of 8/31/14	$15,992
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	13,038
Change in unrealized appreciation/depreciation	(16,186)
Purchases	7,211
Sales	(13,038)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/14	$7,017

Net change in unrealized appreciation/depreciation from investments held as of 11/30/14	$(194)

^	Less than $0.50.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2015